PGIM Ultra Short Bond ETF

Schedule of Investments

as of May 31, 2019 (unaudited)

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS 76.4%
ASSET-BACKED SECURITIES 10.0%
Collateralized Loan Obligations 10.0%

Adams Mill CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1R, 144A, 3 Month LIBOR + 1.100%	3.697%	(c)	07/15/26	788	$788,729
Anchorage Capital CLO 8 Ltd. (Cayman Islands), Series 2016-8A, Class AR, 144A, 3 Month LIBOR + 1.000%	3.582	(c)	07/28/28	295	294,020
Atrium XII (Cayman Islands), Series 12A, Class AR, 144A, 3 Month LIBOR + 0.830%	3.422	(c)	04/22/27	272	271,797
Avery Point III CLO Ltd. (Cayman Islands), Series 2013-3A, Class AR, 144A, 3 Month LIBOR + 1.120%	3.721	(c)	01/18/25	503	502,953
Ballyrock CLO Ltd. (Cayman Islands), Series 2016-1A, Class AR, 144A, 3 Month LIBOR + 1.350%	3.947	(c)	10/15/28	625	625,085
Battalion CLO VII Ltd. (Cayman Islands), Series 2014-7A, Class A1RR, 144A, 3 Month LIBOR + 1.040%	3.628	(c)	07/17/28	2,300	2,292,374
Battalion CLO X Ltd. (Cayman Islands), Series 2016-10A, Class A1R, 144A, 3 Month LIBOR + 1.250%	3.778	(c)	01/24/29	2,000	2,000,216
Catamaran CLO Ltd. (Cayman Islands), Series 2013-1A, Class AR, 144A, 3 Month LIBOR + 0.850%	3.432	(c)	01/27/28	450	446,907
Series 2014-2A, Class A1R, 144A, 3 Month LIBOR + 1.400%	4.001	(c)	10/18/26	742	741,547
CIFC Funding Ltd. (Cayman Islands), Series 2015- 2A, Class AR, 144A, 3 Month LIBOR + 0.780%	3.377	(c)	04/15/27	575	572,907
Ellington CLO IV Ltd. (Cayman Islands), Series 2019-4A, Class A, 144A, 3 Month LIBOR + 1.840%	4.348	(c)	04/15/29	1,900	1,907,999
Flagship CLO VIII Ltd. (Cayman Islands), Series 2014-8A, Class ARR, 144A, 3 Month LIBOR + 0.850%	3.451	(c)	01/16/26	743	741,742
Flagship VII Ltd. (Cayman Islands), Series 2013-7A, Class A1R, 144A, 3 Month LIBOR + 1.120%	3.712	(c)	01/20/26	235	234,704
Flatiron CLO Ltd. (Cayman Islands), Series 2015- 1A, Class AR, 144A, 3 Month LIBOR + 0.890%	3.487	(c)	04/15/27	650	650,220
ICG US CLO Ltd. (Cayman Islands), Series 2015-1A, Class A1R, 144A, 3 Month LIBOR + 1.140%	3.732	(c)	10/19/28	1,000	999,910
KVK CLO Ltd. (Cayman Islands), Series 2018-1A, Class A, 144A, 3 Month LIBOR + 0.930%	3.450	(c)	05/20/29	500	497,451
Limerock CLO III LLC (Cayman Islands), Series 2014-3A, Class A1R, 144A, 3 Month LIBOR + 1.200%	3.792	(c)	10/20/26	232	232,166
Magnetite XI Ltd. (Cayman Islands), Series 2014- 11A, Class A1R, 144A, 3 Month LIBOR + 1.120%	3.721	(c)	01/18/27	286	285,733
Man GLG US CLO Ltd. (Cayman Islands), Series 2018-2A, Class A1R, 144A, 3 Month LIBOR + 1.240%	3.837	(c)	10/15/28	1,250	1,251,044

PGIM Ultra Short Bond ETF

Schedule of Investments

as of May 31, 2019 (unaudited) (continued)

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)
Collateralized Loan Obligations (cont’d.)

Mountain View CLO Ltd. (Cayman Islands), Series 2013-1A, Class AR, 144A, 3 Month LIBOR + 1.250%	3.854%	(c)	10/12/30	500	$498,134
Mountain View CLO XIV Ltd. (Cayman Islands), Series 2019-1A, Class A1, 144A, 3 Month LIBOR + 1.440%	4.058	(c)	04/15/29	425	425,413
Ocean Trails CLO IV (Cayman Islands), Series 2013-4A, Class AR, 144A, 3 Month LIBOR + 0.900%	3.435	(c)	08/13/25	650	649,747
OZLM XII Ltd. (Cayman Islands), Series 2015-12A, Class A1R, 144A, 3 Month LIBOR + 1.050%	3.633	(c)	04/30/27	300	299,694
OZLM XIII Ltd. (Cayman Islands), Series 2015-13A, Class A1R, 144A, 3 Month LIBOR + 1.080%	3.663	(c)	07/30/27	1,100	1,099,979
Palmer Square CLO Ltd. (Cayman Islands), Series 2015-1A, Class A1R2, 144A, 1.220%, 3 Month LIBOR	0.000	(o)	05/21/29	2,500	2,500,000
Regatta Funding LP (Cayman Islands), Series 2013- 2A, Class A1R2, 144A, 3 Month LIBOR + 1.250%	3.745	(c)	01/15/29	750	749,972
Saratoga Investment Corp. CLO Ltd. (Cayman Islands), Series 2013-1A, Class AFR2, 144A, 3 Month LIBOR + 1.250%	3.842	(c)	01/20/30	1,000	1,000,991
Sound Point CLO XI Ltd. (Cayman Islands), Series 2016-1A, Class AR, 144A, 3 Month LIBOR + 1.100%	3.692	(c)	07/20/28	500	500,245
TCW CLO AMR Ltd. (Cayman Islands), Series 2019- 1A, Class A, 144A, 3 Month LIBOR + 1.440%	4.119	(c)	02/15/29	1,500	1,501,215
THL Credit Wind River CLO Ltd. (Cayman Islands), Series 2012-1A, Class AR, 144A, 3 Month LIBOR + 1.450%	4.047	(c)	01/15/26	798	798,033
TICP CLO I Ltd. (Cayman Islands), Series 2015-1A, Class AR, 144A, 3 Month LIBOR + 0.800%	3.392	(c)	07/20/27	500	499,412
TICP CLO III-2 Ltd. (Cayman Islands), Series 2018- 3R, Class A, 144A, 3 Month LIBOR + 0.840%	3.432	(c)	04/20/28	1,510	1,502,465
TICP CLO VI Ltd. (Cayman Islands), Series 2016-6A, Class AR, 144A, 0.840% - 3 Month LIBOR	0.000	(o)	01/15/29	1,400	1,400,000
Trinitas CLO V Ltd. (Cayman Islands), Series 2016- 5A, Class AR, 144A, 3 Month LIBOR + 1.390%	3.970	(c)	10/25/28	2,000	2,000,035
Venture XXIV CLO Ltd. (Cayman Islands), Series 2016-24A, Class A1D, 144A, 3 Month LIBOR + 1.420%	4.012	(c)	10/20/28	250	250,247
Wellfleet CLO Ltd. (Cayman Islands), Series 2015-1A, Class AR3, 144A, 1.280% - 3 Month LIBOR	0.000	(o)	07/20/29	1,800	1,800,000
Series 2016-2A, Class A1R, 144A, 3 Month LIBOR + 1.140%	3.732	(c)	10/20/28	1,000	999,826
West CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1R, 144A, 3 Month LIBOR + 0.920%	3.521	(c)	07/18/26	165	164,670
Series 2014-2A, Class A1AR, 144A, 3 Month LIBOR + 0.870%	3.471	(c)	01/16/27	224	223,438

PGIM Ultra Short Bond ETF

Schedule of Investments

as of May 31, 2019 (unaudited) (continued)

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)
Collateralized Loan Obligations (cont’d.)

Westcott Park CLO Ltd. (Cayman Islands), Series 2016-1A, Class AR, 144A, 1.210% - 3 Month LIBOR	0.000%(o)	07/20/28	2,100	$2,100,000
Zais CLO 8 Ltd. (Cayman Islands), Series 2018-1A, Class A, 144A, 3 Month LIBOR + 0.950%	3.547 (c)	04/15/29	900	890,951
TOTAL ASSET-BACKED SECURITIES

(cost $37,164,896)				37,191,971

COMMERCIAL MORTGAGE-BACKED SECURITIES 9.8%
BANK, Series 2017-BNK5, Class A1	1.909	06/15/60	1,650	1,637,104
Series 2017-BNK7, Class A1	1.984	09/15/60	164	162,723
Series 2017-BNK9, Class A1	2.322	11/15/54	987	984,951
Series 2018-BN14, Class A1	3.277	09/15/60	730	743,207
BBCMS Mortgage Trust, Series 2017-C1, Class A1	2.010	02/15/50	394	391,131
BENCHMARK Mortgage Trust, Series 2018-B1, Class A1	2.560	01/15/51	988	990,622
BENCHMARK, Series 2018-B4, Class A1	3.125	07/15/51	873	887,076
CD Mortgage Trust, Series 2016-CD1, Class A1	1.443	08/10/49	26	25,773
Series 2017-CD3, Class A1	1.965	02/10/50	113	112,383
CFCRE Commercial Mortgage Trust, Series 2016-C4, Class A1	1.501	05/10/58	819	811,291
Series 2016-C7, Class A1	1.971	12/10/54	947	941,460
CGMS Commercial Mortgage Trust, Series 2017- B1, Class A1	2.008	08/15/50	1,418	1,408,488
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class AAB	3.477	05/10/47	540	553,445
Series 2015-GC35, Class A1	1.847	11/10/48	222	221,041
Series 2015-P1, Class A1	1.648	09/15/48	231	230,307
Series 2016-C1, Class A1	1.506	05/10/49	1,137	1,127,145
Series 2016-GC37, Class A1	1.635	04/10/49	51	51,055
Series 2016-P5, Class A1	1.410	10/10/49	79	77,712
Series 2017-P8, Class A1	2.065	09/15/50	325	322,908
COMM Mortgage Trust, Series 2013-CR11, Class ASB	3.660	08/10/50	1,022	1,047,787
Series 2013-CR7, Class ASB	2.739	03/10/46	746	749,920
Series 2014-CR17, Class ASB	3.598	05/10/47	750	769,162
Series 2014-CR20, Class A1	1.324	11/10/47	48	47,947
Series 2015-CR24, Class A2	3.022	08/10/48	82	81,721
Series 2015-CR25, Class A1	1.737	08/10/48	160	159,580
Series 2015-LC19, Class A1	1.399	02/10/48	44	43,683
Series 2016-DC2, Class A1	1.820	02/10/49	406	403,254
Series 2017-COR2, Class A1	2.111	09/10/50	204	202,921
Commercial Mortgage Pass Through Certificates, Series 2016-CR28, Class A1	1.770	02/10/49	321	319,161
CSAIL Commercial Mortgage Trust, Series 2015-C3, Class A1	1.717	08/15/48	218	216,299
Series 2017-C8, Class A1	1.930	06/15/50	111	110,269
DBJPM Mortgage Trust,

PGIM Ultra Short Bond ETF

Schedule of Investments

as of May 31, 2019 (unaudited) (continued)

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2016-C3, Class A1	1.502%	08/10/49	1,563	$1,543,721
Series 2016-C3, Class A2	1.886	08/10/49	1,085	1,070,353
GS Mortgage Securities Trust, Series 2013-GC14, Class A3	3.526	08/10/46	109	109,680
Series 2014-GC22, Class AAB	3.467	06/10/47	1,000	1,023,395
Series 2015-GC34, Class A2	2.075	10/10/48	800	795,430
Series 2016-GS3, Class A1	1.429	10/10/49	566	559,867
Series 2017-GS7, Class A1	1.950	08/10/50	1,970	1,955,154
Series 2018-GS9, Class A1	2.861	03/10/51	2,452	2,470,576
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-CBX, Class A3	3.139	06/15/45	22	22,207
Series 2016-JP2, Class A1	1.324	08/15/49	51	50,686
JPMBB Commercial Mortgage Securities Trust, Series 2015-C31, Class A1	1.666	08/15/48	146	145,067
Series 2016-C1, Class A1	1.695	03/15/49	37	36,974
JPMCC Commercial Mortgage Securities Trust, Series 2017-JP5, Class A1	2.086	03/15/50	622	617,948
Series 2017-JP7, Class A1	1.969	09/15/50	717	711,370
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A1	2.096	03/15/50	1,002	996,675
Series 2017-C7, Class A1	2.081	10/15/50	185	183,937
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Class A3	3.669	02/15/47	174	176,637
Series 2015-C21, Class A1	1.548	03/15/48	32	32,056
Series 2016-C31, Class A1	1.511	11/15/49	603	595,148
Morgan Stanley Capital I Trust, Series 2015-MS1, Class A1	1.638	05/15/48	332	329,927
Series 2016-BNK2, Class A1	1.424	11/15/49	111	109,621
Series 2016-UBS9, Class A1	1.711	03/15/49	117	115,599
UBS Commercial Mortgage Trust, Series 2012-C1, Class A3	3.400	05/10/45	1,459	1,492,298
Series 2017-C5, Class A1	2.139	11/15/50	316	313,753
Series 2018-C11, Class A1	3.211	06/15/51	86	87,587
Series 2018-C8, Class A1	2.659	02/15/51	1,197	1,202,641
Wells Fargo Commercial Mortgage Trust, Series 2015-LC22, Class A1	1.639	09/15/58	231	229,396
Series 2015-NXS2, Class A2	3.020	07/15/58	745	744,831
Series 2015-NXS4, Class A1	1.889	12/15/48	83	83,041
Series 2015-P2, Class A2B	4.739 (c)	12/15/48	193	199,434
Series 2016-BNK1, Class A1	1.321	08/15/49	120	118,256
Series 2016-C32, Class A1	1.577	01/15/59	294	291,504
Series 2016-C33, Class A1	1.775	03/15/59	479	475,992
Series 2016-C35, Class A1	1.392	07/15/48	576	569,696
Series 2016-C37, Class A1	1.944	12/15/49	1,045	1,037,421
Series 2016-LC24, Class A1	1.441	10/15/49	59	58,337
Series 2016-NXS6, Class A1	1.417	11/15/49	75	74,385
Series 2017-RB1, Class A1	2.056	03/15/50	85	84,860

PGIM Ultra Short Bond ETF

Schedule of Investments

as of May 31, 2019 (unaudited) (continued)

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2017-RC1, Class A1	2.012%	01/15/60	206	$204,290
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES

(cost $36,461,429)				36,751,276

CORPORATE BONDS 53.6%
Advertising 0.5%

Omnicom Group, Inc./Omnicom Capital, Inc., Sr. Unsec’d. Notes	6.250	07/15/19	1,800	1,807,081

Aerospace & Defense 2.6%

General Dynamics Corp., Gtd. Notes	2.875	05/11/20	1,295	1,299,171
Gtd. Notes, 3 Month LIBOR + 0.290%	2.825 (c)	05/11/20	350	350,683
Gtd. Notes, 3 Month LIBOR + 0.380%	2.915 (c)	05/11/21	2,000	2,008,125
Lockheed Martin Corp., Sr. Unsec’d. Notes	3.350	09/15/21	2,800	2,852,461
Northrop Grumman Corp., Sr. Unsec’d. Notes	2.080	10/15/20	768	762,745
Raytheon Co., Sr. Unsec’d. Notes	4.400	02/15/20	2,300	2,331,085

				9,604,270

Agriculture 0.2%

Philip Morris International, Inc., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.420%	2.942 (c)	02/21/20	600	601,131

Auto Manufacturers 4.2%

American Honda Finance Corp., Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.290%	2.891 (c)	12/10/21	750	748,436
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.470%	3.059 (c)	01/08/21	1,200	1,205,081
BMW US Capital LLC, Gtd. Notes, 144A, 3 Month LIBOR + 0.370%	2.898 (c)	08/14/20	250	250,659
Gtd. Notes, 144A, 3 Month LIBOR + 0.380%	2.969 (c)	04/06/20	1,251	1,253,782
Gtd. Notes, 144A, 3 Month LIBOR + 0.410%	3.014 (c)	04/12/21	893	894,565
Gtd. Notes, 144A, 3 Month LIBOR + 0.500%	3.035 (c)	08/13/21	1,465	1,469,092
Daimler Finance North America LLC, Gtd. Notes, 144A, 3 Month LIBOR + 0.390%	2.955 (c)	05/04/20	150	149,939
Gtd. Notes, 144A, 3 Month LIBOR + 0.530%	3.095 (c)	05/05/20	360	360,745
Gtd. Notes, 144A, 3 Month LIBOR + 0.630%	3.219 (c)	01/06/20	700	701,409
General Motors Financial Co., Inc., Gtd. Notes, 3 Month LIBOR + 1.560%	4.157 (c)	01/15/20	2,084	2,098,250
Harley-Davidson Financial Services, Inc., Gtd. Notes, 144A	2.400	09/15/19	1,000	998,052
Gtd. Notes, 144A, 3 Month LIBOR + 0.500%	3.022 (c)	05/21/20	350	350,023
Hyundai Capital America, Sr. Unsec’d. Notes, 144A	2.000	07/01/19	3,000	2,998,190
Nissan Motor Acceptance Corp., Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.390%	2.987 (c)	07/13/20	410	409,643
Toyota Motor Credit Corp., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.100%	2.684 (c)	01/10/20	250	250,052
Toyota Motor Finance Netherlands BV (Netherlands), Sr. Unsec’d. Notes, EMTN, 3 Month LIBOR + 0.250%	2.847 (c)	12/12/19	500	500,360

PGIM Ultra Short Bond ETF

Schedule of Investments

as of May 31, 2019 (unaudited) (continued)

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)
Auto Manufacturers (cont’d.)

Volkswagen Group of America Finance LLC, Gtd. Notes, 144A, 3 Month LIBOR + 0.770%	3.305%(c)	11/13/20	1,000	$1,003,344

				15,641,622

Banks 9.9%

ABN AMRO Bank NV (Netherlands), Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.570%	3.091 (c)	08/27/21	500	501,689
Australia & New Zealand Banking Group Ltd. (Australia), Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.320%	2.882 (c)	11/09/20	450	450,689
Bangkok Bank PCL (Thailand), Sr. Unsec’d. Notes	4.800	10/18/20	300	308,754
Bank of China Ltd. (China), EMTN, Sr. Unsec’d. Notes	2.875	06/30/20	250	250,168
Bank of Montreal (Canada), Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.340%	2.937 (c)	07/13/20	250	250,587
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.440%	3.051 (c)	06/15/20	1,021	1,024,756
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.460%	3.057 (c)	04/13/21	275	276,106
BB&T Corp., Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.570%	3.181 (c)	06/15/20	200	200,747
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.715%	3.312 (c)	01/15/20	160	160,517
Capital One NA, Sr. Unsec’d. Notes, BKNT	2.350	01/31/20	400	399,226
Sr. Unsec’d. Notes, BKNT, 3 Month LIBOR + 0.765%	3.373 (c)	09/13/19	1,500	1,501,769
Citibank NA, Sr. Unsec’d. Notes, 3 Month LIBOR + 0.260%	2.875 (c)	09/18/19	350	350,277
Citigroup, Inc., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.790%	3.374 (c)	01/10/20	1,000	1,003,469
Cooperatieve Rabobank UA (Netherlands), Sr. Unsec’d. Notes	3.125	04/26/21	2,000	2,022,158
Federation des Caisses Desjardins du Quebec (Canada), Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.330%	2.913 (c)	10/30/20	2,507	2,511,272
Fifth Third Bank, BKNT, Sr. Unsec’d. Notes	1.625	09/27/19	1,100	1,096,691
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, 3 Month LIBOR + 0.800%	3.408 (c)	12/13/19	1,300	1,304,230
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.020%	3.612 (c)	10/23/19	400	401,331
Industrial & Commercial Bank of China Ltd. (China), Sr. Unsec’d. Notes	2.905	11/13/20	550	550,495
Industrial Bank of Korea (South Korea), BKNT, Sr. Unsec’d. Notes, 144A	2.000	04/23/20	350	348,671
JPMorgan Chase & Co., Sr. Unsec’d. Notes	2.750	06/23/20	2,900	2,904,670
Morgan Stanley, Sr. Unsec’d. Notes, MTN	5.625	09/23/19	600	605,074
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.740%	3.332 (c)	07/23/19	350	350,345
National Australia Bank Ltd. (Australia), Sr. Unsec’d. Notes	2.250	01/10/20	2,000	1,997,536

PGIM Ultra Short Bond ETF

Schedule of Investments

as of May 31, 2019 (unaudited) (continued)

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)
Banks (cont’d.)

Nordea Bank Abp (Finland), Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.470%	2.995%(c)	05/29/20	400	$401,409
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.620%	3.221 (c)	09/30/19	1,000	1,001,976
PNC Bank NA, Sr. Unsec’d. Notes, BKNT, 3 Month LIBOR + 0.250%	2.842 (c)	01/22/21	500	500,729
RHB Bank Bhd (Malaysia), EMTN, Sr. Unsec’d. Notes	2.503	10/06/21	300	297,838
Royal Bank of Canada (Canada), Sr. Unsec’d. Notes, GMTN, 3 Month LIBOR + 0.480%	3.062 (c)	07/29/19	368	368,303
Santander UK PLC (United Kingdom), Sr. Unsec’d. Notes, 3 Month LIBOR + 0.660%	3.178 (c)	11/15/21	1,000	1,002,616
Shinhan Bank Co. Ltd. (South Korea), Sr. Unsec’d. Notes	2.250	04/15/20	500	498,265
Skandinaviska Enskilda Banken AB (Sweden), Sr. Unsec’d. Notes	1.500	09/13/19	1,500	1,495,557
State Street Corp., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.900%	3.420 (c)	08/18/20	1,127	1,137,074
SunTrust Bank, Sr. Unsec’d. Notes, BKNT, 3 Month LIBOR + 0.530%	3.113 (c)	01/31/20	740	741,678
Sr. Unsec’d. Notes, BKNT, 3 Month LIBOR + 0.590%	3.115 (c)	05/17/22	3,000	3,002,904
Toronto-Dominion Bank (The) (Canada), Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.280%	2.881 (c)	06/11/20	500	501,096
UBS AG (Switzerland), Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.580%	3.175 (c)	06/08/20	1,000	1,003,520
US Bank NA, Sr. Unsec’d. Notes, BKNT, 3 Month LIBOR + 0.440%	2.964 (c)	05/23/22	3,700	3,699,789
Wells Fargo Bank NA, Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.650%	3.258 (c)	12/06/19	404	405,276
Westpac Banking Corp. (Australia), Sr. Unsec’d. Notes, 3 Month LIBOR + 0.560%	3.080 (c)	08/19/19	105	105,120

				36,934,377

Beverages 0.5%

Diageo Capital PLC (United Kingdom), Gtd. Notes, 3 Month LIBOR + 0.240%	2.760 (c)	05/18/20	2,000	2,000,883

Biotechnology 0.1%

Biogen, Inc., Sr. Unsec’d. Notes	2.900	09/15/20	500	501,461

Building Materials 0.1%

Johnson Controls International PLC (Ireland), Sr. Unsec’d. Notes	5.000	03/30/20	500	508,798

Chemicals 0.8%

Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP, Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.750%	3.329 (c)	05/01/20	600	601,412
CNAC HK Finbridge Co. Ltd. (Hong Kong), Gtd. Notes	3.000	07/19/20	450	449,598

PGIM Ultra Short Bond ETF

Schedule of Investments

as of May 31, 2019 (unaudited) (continued)

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)
Chemicals (cont’d.)

DowDuPont, Inc., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.710%	3.228%(c)	11/15/20	2,000	$2,013,496

				3,064,506

Commercial Services 1.0%

ERAC USA Finance LLC, Gtd. Notes, 144A	2.350	10/15/19	3,600	3,594,833

Computers 1.4%

Apple, Inc., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.500%	3.062 (c)	02/09/22	2,163	2,183,719
IBM Credit LLC, Sr. Unsec’d. Notes	2.650	02/05/21	2,000	2,005,828
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.470%	2.994 (c)	11/30/20	1,000	1,005,364

				5,194,911

Diversified Financial Services 0.8%

American Express Co., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.525%	3.050 (c)	05/17/21	2,000	2,005,233
American Express Credit Corp., Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.730%	3.251 (c)	05/26/20	415	417,219
BOC Aviation Ltd. (Singapore), Sr. Unsec’d. Notes, 144A	3.000	03/30/20	250	250,136
Charles Schwab Corp. (The), Sr. Unsec’d. Notes, 3 Month LIBOR + 0.320%	2.842 (c)	05/21/21	350	350,074

				3,022,662

Electric 1.0%

Abu Dhabi National Energy Co. PJSC (United Arab Emirates), Sr. Unsec’d. Notes, 144A	6.250	09/16/19	360	363,193
CenterPoint Energy, Inc., Sr. Unsec’d. Notes	3.600	11/01/21	750	767,192
Israel Electric Corp. Ltd. (Israel), Sr. Sec’d. Notes, 144A	9.375	01/28/20	200	208,296
NextEra Energy Capital Holdings, Inc., Gtd. Notes	2.900	04/01/22	2,500	2,519,814

				3,858,495

Electronics 0.4%

Honeywell International, Inc., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.040%	2.623 (c)	10/30/19	530	530,012
Tyco Electronics Group SA (Luxembourg), Gtd. Notes, 3 Month LIBOR + 0.450%	3.049 (c)	06/05/20	1,100	1,101,718

				1,631,730

Environmental Control 1.0%

Waste Management, Inc., Gtd. Notes	4.750	06/30/20	3,490	3,569,335

Food 2.9%

Campbell Soup Co., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.500%	3.115 (c)	03/16/20	400	399,595
General Mills, Inc., Sr. Unsec’d. Notes	3.200	04/16/21	3,080	3,113,801
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.540%	3.141 (c)	04/16/21	400	399,992
JM Smucker Co. (The), Sr. Unsec’d. Notes	2.200	12/06/19	287	286,422
Sr. Unsec’d. Notes	2.500	03/15/20	1,300	1,298,397
Kellogg Co., Sr. Unsec’d. Notes	3.250	05/14/21	350	355,341

PGIM Ultra Short Bond ETF

Schedule of Investments

as of May 31, 2019 (unaudited) (continued)

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)
Food (cont’d.)

Mondelez International Holdings Netherlands BV (Netherlands), Gtd. Notes, 144A, 3 Month LIBOR + 0.610%	3.192%(c)	10/28/19	500	$500,653
Nestle Holdings, Inc., Gtd. Notes, 144A	3.100	09/24/21	3,500	3,558,066
Tyson Foods, Inc., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.550%	3.070 (c)	06/02/20	500	500,246
Wm Wrigley Jr Co., Sr. Unsec’d. Notes, 144A	2.900	10/21/19	555	555,413

				10,967,926

Healthcare-Products 1.5%

Abbott Laboratories, Sr. Unsec’d. Notes	2.900	11/30/21	2,787	2,812,276
Medtronic, Inc., Gtd. Notes	3.150	03/15/22	1,800	1,837,484
Gtd. Notes, 3 Month LIBOR + 0.800%	3.411 (c)	03/15/20	750	753,852

				5,403,612

Healthcare-Services 0.4%

Quest Diagnostics, Inc., Gtd. Notes	4.750	01/30/20	1,500	1,519,714

Household Products/Wares 0.4%

Church & Dwight Co., Inc., Sr. Unsec’d. Notes	2.450	12/15/19	1,500	1,497,364

Insurance 2.7%

AIA Group Ltd. (Hong Kong), Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.520%	3.153 (c)	09/20/21	600	599,502
Jackson National Life Global Funding, Sr. Sec’d. Notes, 144A	2.200	01/30/20	2,000	1,995,102
Marsh & McLennan Cos., Inc., Sr. Unsec’d. Notes	2.350	09/10/19	1,500	1,498,742
Sr. Unsec’d. Notes	3.500	12/29/20	500	507,281
Metropolitan Life Global Funding I, Sec’d. Notes, 144A	3.375	01/11/22	1,250	1,278,159
Sec’d. Notes, 144A	3.450	10/09/21	750	764,296
New York Life Global Funding, Sec’d. Notes, 144A	1.500	10/24/19	1,000	996,061
Sec’d. Notes, 144A, 3 Month LIBOR + 0.320%	2.885 (c)	08/06/21	500	500,837
Principal Life Global Funding II, Sr. Sec’d. Notes, 144A	2.625	11/19/20	1,000	1,001,500
Sr. Sec’d. Notes, 144A, 3 Month LIBOR + 0.300%	2.910 (c)	06/26/20	400	400,123
Protective Life Global Funding, Sec’d. Notes, 144A	2.262	04/08/20	500	499,220

				10,040,823

Internet 0.4%

eBay, Inc., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.480%	3.059 (c)	08/01/19	1,440	1,440,962

Lodging 0.2%

Marriott International, Inc., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.600%	3.120 (c)	12/01/20	800	802,105

Machinery-Construction & Mining 0.5%

Caterpillar Financial Services Corp.,

PGIM Ultra Short Bond ETF

Schedule of Investments

as of May 31, 2019 (unaudited) (continued)

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)
Machinery-Construction & Mining (cont’d.)

Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.350%	2.957%(c)	12/07/20	600	$601,282
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.510%	3.094 (c)	01/10/20	1,120	1,122,985

				1,724,267

Machinery-Diversified 0.4%

John Deere Capital Corp., Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.260%	2.861 (c)	09/10/21	400	399,564
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.300%	2.908 (c)	03/13/20	1,000	1,001,748

				1,401,312

Media 0.9%

Comcast Corp., Gtd. Notes	3.450	10/01/21	2,000	2,042,192
Gtd. Notes	5.700	07/01/19	400	400,848
Gtd. Notes, 3 Month LIBOR + 0.330%	2.922 (c)	10/01/20	750	751,428

				3,194,468

Mining 0.1%

Barrick PD Australia Finance Pty Ltd. (Australia), Gtd. Notes	4.950	01/15/20	400	406,197

Miscellaneous Manufacturer 0.5%

Siemens Financieringsmaatschappij NV (Netherlands), Gtd. Notes, 144A	2.200	03/16/20	1,000	997,776
Gtd. Notes, 144A, 3 Month LIBOR + 0.340%	2.955 (c)	03/16/20	1,000	1,002,088

				1,999,864

Oil & Gas 2.8%

BP Capital Markets PLC (United Kingdom), Gtd. Notes	1.768	09/19/19	327	326,163
EOG Resources, Inc., Sr. Unsec’d. Notes	2.450	04/01/20	500	499,331
Sr. Unsec’d. Notes	5.625	06/01/19	450	450,000
Lukoil International Finance BV (Netherlands), Gtd. Notes, 144A	7.250	11/05/19	200	203,014
Occidental Petroleum Corp., Sr. Unsec’d. Notes	4.100	02/01/21	262	267,305
Petroleos Mexicanos (Mexico), Gtd. Notes	6.000	03/05/20	350	357,175
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	3.450	01/15/21	3,000	3,037,431
Reliance Holding USA, Inc., Gtd. Notes	4.500	10/19/20	1,300	1,328,541
Saudi Arabian Oil Co. (Saudi Arabia), Sr. Unsec’d. Notes, 144A	2.750	04/16/22	1,980	1,975,228
Shell International Finance BV (Netherlands), Gtd. Notes, 3 Month LIBOR + 0.350%	2.947 (c)	09/12/19	1,500	1,501,419
Sinopec Group Overseas Development 2015 Ltd. (British Virgin Islands), Gtd. Notes, 144A	2.500	04/28/20	375	374,122

				10,319,729

Oil & Gas Services 0.7%

Schlumberger Holdings Corp., Sr. Unsec’d. Notes, 144A	3.000	12/21/20	2,700	2,713,958

PGIM Ultra Short Bond ETF

Schedule of Investments

as of May 31, 2019 (unaudited) (continued)

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)
Pharmaceuticals 5.2%

AstraZeneca PLC (United Kingdom), Sr. Unsec’d. Notes	1.950%	09/18/19	500	$499,253
Bayer US Finance II LLC, Gtd. Notes, 144A	2.125	07/15/19	405	404,614
Gtd. Notes, 144A	3.500	06/25/21	1,800	1,814,921
Bristol-Myers Squibb Co., Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.200%	2.725 (c)	11/16/20	1,000	1,000,472
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.380%	2.905 (c)	05/16/22	2,000	2,003,398
Cardinal Health, Inc., Sr. Unsec’d. Notes	2.400	11/15/19	3,545	3,538,987
CVS Health Corp., Sr. Unsec’d. Notes	2.250	08/12/19	350	349,633
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.630%	3.231 (c)	03/09/20	2,000	2,005,170
GlaxoSmithKline Capital PLC (United Kingdom), Gtd. Notes, 3 Month LIBOR + 0.350%	2.878 (c)	05/14/21	3,295	3,304,587
McKesson Corp., Sr. Unsec’d. Notes	3.650	11/30/20	3,000	3,045,070
Pfizer, Inc., Sr. Unsec’d. Notes	5.200	08/12/20	500	517,212
Takeda Pharmaceutical Co. Ltd. (Japan), Sr. Unsec’d. Notes, 144A	3.800	11/26/20	1,000	1,014,661

				19,497,978

Pipelines 0.2%

Enterprise Products Operating LLC, Gtd. Notes	3.500	02/01/22	750	765,318

Real Estate Investment Trusts (REITs) 1.0%

AvalonBay Communities, Inc., MTN, Sr. Unsec’d. Notes, 3 Month LIBOR + 0.430%	3.027 (c)	01/15/21	395	394,389
Ventas Realty LP/Ventas Capital Corp., Gtd. Notes	2.700	04/01/20	3,153	3,153,801

				3,548,190

Retail 3.2%

AutoZone, Inc., Sr. Unsec’d. Notes	3.700	04/15/22	3,000	3,080,918
Home Depot, Inc. (The), Sr. Unsec’d. Notes	2.625	06/01/22	3,250	3,274,204
Lowe’s Cos., Inc., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.420%	3.021 (c)	09/10/19	1,159	1,159,958
McDonald’s Corp., Sr. Unsec’d. Notes, MTN	2.625	01/15/22	2,193	2,197,298
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.430%	3.012 (c)	10/28/21	1,900	1,898,746
Walmart, Inc., Sr. Unsec’d. Notes	3.125	06/23/21	500	508,404

				12,119,528

Software 1.1%

Electronic Arts, Inc., Sr. Unsec’d. Notes	3.700	03/01/21	3,127	3,185,385
Fidelity National Information Services, Inc., Sr. Unsec’d. Notes	3.625	10/15/20	1,000	1,011,503

				4,196,888

Telecommunications 0.8%

Verizon Communications, Inc., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.550%	3.073 (c)	05/22/20	3,000	3,012,000

PGIM Ultra Short Bond ETF

Schedule of Investments

as of May 31, 2019 (unaudited) (continued)

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)
Transportation 2.9%

FedEx Corp., Gtd. Notes	3.400%	01/14/22	3,000	$3,063,266
Ryder System, Inc., Sr. Unsec’d. Notes, MTN	2.500	05/11/20	382	381,618
Sr. Unsec’d. Notes, MTN	2.875	06/01/22	3,000	3,020,619
Union Pacific Corp., Sr. Unsec’d. Notes	1.800	02/01/20	2,000	1,990,331
United Parcel Service, Inc., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.150%	2.742 (c)	04/01/21	2,500	2,497,990

				10,953,824

Trucking & Leasing 0.3%

Aviation Capital Group LLC, Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.950%	3.470 (c)	06/01/21	1,000	1,003,113
TOTAL CORPORATE BONDS

(cost $199,497,811)				200,065,235

CERTIFICATE OF DEPOSIT 2.3%
Banks 2.3%

Bank of Nova Scotia (Canada), 3 Month LIBOR + 0.190%	2.791 (c)	03/11/20	500	500,569
3 Month LIBOR + 0.220%	2.821 (c)	12/30/19	325	325,367
3 Month LIBOR + 0.280%	2.893 (c)	09/21/20	500	500,189
Canadian Imperial Bank of Commerce (Canada), 3 Month LIBOR + 0.320%	2.909 (c)	07/08/19	350	350,110
Credit Agricole Corporate & Investment Bank (France), 3 Month LIBOR + 0.385%	2.920 (c)	05/11/20	600	601,578
3 Month LIBOR + 0.470%	3.054 (c)	04/10/20	1,000	1,003,446
Nordea Bank Abp (Sweden), 3 Month LIBOR + 0.300%	2.899 (c)	06/05/20	500	500,888
Nordea Bank Abp (Finland), 3 Month LIBOR + 0.400%	2.997 (c)	01/14/21	2,000	2,004,083
Sumitomo Mitsui Banking Corp. (Japan), 3 Month LIBOR + 0.355%	2.880 (c)	05/13/21	3,000	2,999,706
TOTAL CERTIFICATE OF DEPOSIT

(cost $8,774,998)				8,785,936

SOVEREIGN BONDS 0.7%
Lithuania Government International Bond (Lithuania), Sr. Unsec’d. Notes	6.125	03/09/21	2,300	2,432,802
Qatar Government International Bond (Qatar), Sr. Unsec’d. Notes, 144A	5.250	01/20/20	200	202,980
TOTAL SOVEREIGN BONDS

(cost $2,625,681)				2,635,782

TOTAL LONG-TERM INVESTMENTS
(cost $284,524,815)				285,430,200

			Shares

SHORT-TERM INVESTMENTS 19.9%
AFFILIATED MUTUAL FUND 0.1%
PGIM Core Ultra Short Bond Fund (w) (cost $406,448)			406,448	406,448

PGIM Ultra Short Bond ETF

Schedule of Investments

as of May 31, 2019 (unaudited) (continued)

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

TIME DEPOSIT 0.3%
Bank of New York Mellon Corp. (cost $943,981)	1.740%	06/03/19	944	$943,981
CERTIFICATE OF DEPOSIT 4.1%
Banks 4.1%

Bank of Montreal (Canada), 1 Month LIBOR + 0.330%	2.797 (c)	08/06/19	500	500,206
Bank of Nova Scotia (Canada), 3 Month LIBOR + 0.200%	2.833 (c)	09/20/19	750	750,458
3 Month LIBOR + 0.260%	2.825 (c)	11/04/19	400	400,436
Canadian Imperial Bank of Commerce (Canada), 1 Month LIBOR + 0.400%	2.851 (c)	12/10/19	540	540,848
1 Month LIBOR + 0.400%	2.853 (c)	12/12/19	300	300,473
3 Month LIBOR + 0.220%	2.829 (c)	12/27/19	500	500,528
3 Month LIBOR + 0.410%	3.043 (c)	09/20/19	310	310,339
Cooperatieve Rabobank UA (Netherlands), 1 Month LIBOR + 0.290%	2.776 (c)	07/01/19	1,000	1,000,218
Credit Agricole Corporate & Investment Bank (France), 3 Month LIBOR + 0.090%	2.679 (c)	07/08/19	1,000	1,000,104
Credit Suisse AG (Switzerland), 3 Month LIBOR + 0.170%	2.762 (c)	10/01/19	300	300,115
Lloyds Bank Corporate Markets PLC (United Kingdom), 3 Month LIBOR + 0.220%	2.812 (c)	10/09/19	2,000	2,001,024
MUFG Bank Ltd. (Japan), 3 Month LIBOR + 0.160%	2.683 (c)	05/22/20	3,500	3,499,989
Natixis SA (France), 3 Month LIBOR + 0.170%	2.767 (c)	03/27/20	1,750	1,750,697
3 Month LIBOR + 0.230%	2.814 (c)	01/10/20	800	800,708
Svenska Handelsbanken (Sweden), 1 Month LIBOR + 0.300%	2.767 (c)	08/06/19	650	650,257
Swedbank AB (Sweden), 1 Month LIBOR + 0.290%	2.720 (c)	07/25/19	1,000	1,000,254
TOTAL CERTIFICATE OF DEPOSIT

(cost $15,301,225)				15,306,654

COMMERCIAL PAPER 14.5%
Australia & New Zealand Banking Group Ltd. (Australia)144A	2.734 (c)	10/10/19	750	750,387
BAT International Finance PLC 144A	2.869 (s)	08/01/19	2,000	1,990,624
BAT International Finance PLC 144A	2.922 (s)	07/09/19	1,000	997,084
Bell Canada, Inc. 144A	2.936 (s)	08/15/19	2,500	2,485,565
Bell Canada, Inc. 144A	2.918 (s)	07/10/19	250	249,244
Bell Canada, Inc. 144A	2.898 (s)	08/12/19	250	248,614
Cabot Corp.	2.706 (s)	06/28/19	2,500	2,494,803
Commonwealth Bank of Australia (Australia)144A	2.688 (c)	01/17/20	1,500	1,500,727
Commonwealth Bank of Australia (Australia)144A	2.639 (c)	04/02/20	1,000	1,000,155
Enbridge US, Inc. 144A	2.841 (s)	08/20/19	500	496,916
Enbridge US, Inc. 144A	2.861 (s)	08/12/19	3,000	2,983,374
Eni Finance USA, Inc. 144A	2.881 (s)	09/25/19	750	743,212
Eni Finance USA, Inc. 144A	2.924 (s)	06/28/19	2,500	2,494,775
Entergy Corp.	3.046 (s)	09/09/19	2,500	2,479,961
Federation des Caisses Desjardins du Quebec (Canada)144A	2.821 (c)	12/10/19	1,000	1,001,353
FMC Technologies, Inc. 144A	2.815 (s)	07/10/19	250	249,252
General Electric Co.	2.883 (s)	09/25/19	3,000	2,972,573

PGIM Ultra Short Bond ETF

Schedule of Investments

as of May 31, 2019 (unaudited) (continued)

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL PAPER (Continued)
Glencore Funding LLC 144A	3.175%(s)	07/17/19	250	$249,109
Glencore Funding LLC 144A	3.503 (s)	09/20/19	1,400	1,387,783
HSBC Bank PLC (United Kingdom)144A	2.750 (c)	08/08/19	250	250,083
HSBC USA, Inc. 144A	2.754 (c)	10/10/19	1,000	999,883
ING US Funding LLC	2.730 (c)	07/26/19	1,000	1,000,400
ING US Funding LLC	2.757 (c)	07/08/19	1,000	1,000,304
Marriott International, Inc. 144A	2.864 (s)	07/29/19	950	945,767
Marriott International, Inc. 144A	2.904 (s)	07/22/19	2,000	1,992,174
Nissan Motor Acceptance Corp. 144A	3.125 (s)	09/16/19	1,000	992,194
Nissan Motor Acceptance Corp. 144A	2.994 (s)	08/01/19	1,000	995,555
Royal Bank of Canada (Canada) 144A	2.760 (c)	08/15/19	650	650,376
Sempra Energy 144A	2.978 (s)	09/18/19	2,750	2,726,497
Societe Generale SA (France) 144A	2.962 (c)	01/09/20	2,000	2,003,888
SunCor Energy, Inc. 144A	2.850 (s)	06/26/19	2,500	2,495,185
Toronto-Dominion Bank (The) (Canada) 144A	2.752 (c)	08/09/19	700	700,262
Toyota Finance Australia Ltd. (Australia)	2.645 (c)	08/09/19	500	500,129
TransCanada Pipelines Ltd. 144A	2.915 (s)	06/26/19	2,500	2,495,184
TransCanada Pipelines Ltd. 144A	2.759 (s)	06/20/19	750	748,897
UBS AG (United Kingdom)144A	2.743 (c)	09/03/19	600	600,314
VW Credit, Inc. 144A	2.995 (s)	11/06/19	750	740,443
VW Credit, Inc. 144A	3.067 (s)	09/25/19	1,500	1,486,287
Walgreens Boots Alliance, Inc. 144A	2.922 (s)	06/26/19	500	499,037
Walgreens Boots Alliance, Inc. 144A	3.137 (s)	10/15/19	2,000	1,978,324
Westpac Banking Corp. (Australia)144A	2.703 (c)	11/22/19	700	700,571
Westpac Banking Corp. (Australia)144A	2.708 (c)	01/17/20	1,000	1,000,607
TOTAL COMMERCIAL PAPER

(cost $54,256,816)				54,277,872

CORPORATE NOTES 0.9%
Telecommunications 0.9%

BellSouth LLC, 144A (cost $3,287,719)	4.266	04/26/20	3,250	3,291,535
TOTAL SHORT-TERM TERM INVESTMENTS (cost $74,196,189)				74,226,490

TOTAL INVESTMENTS 96.3% (cost $358,721,004)				359,656,690

Other assets in excess of liabilities 3.7%				13,804,284

NET ASSETS 100.0%				$373,460,974

The following abbreviations are used in the quarterly report:

(Q)—Quarterly payment frequency for swaps

(S)—Semiannual payment frequency for swaps

144A-Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

BKNT-Bank Note

CLO-Collateralized Loan Obligation

EMTN-Euro Medium Term Note

GMTN-Global Medium Term Note

LIBOR-London Interbank Offered Rate

MTN-Medium Term Note

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at May 31, 2019.

PGIM Ultra Short Bond ETF

Schedule of Investments

as of May 31, 2019 (unaudited) (continued)

(o)	New issue security. Variable rate in effect upon settlement.
(s)	Represents zero coupon bond. Rate represents yield to maturity at purchase date.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund.

Interest rate swap agreements outstanding at May 31, 2019:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at May 31, 2019	Unrealized Appreciation (Depreciation)

Centrally cleared swap agreements:
3,050	10/09/19	2.545%(S)	3 Month LIBOR(1)(Q)	$1,289	$543	$(746)
4,510	04/10/20	2.587%(S)	3 Month LIBOR(1)(Q)	10,989	(9,670)	(20,659)
5,725	07/18/20	2.711%(S)	3 Month LIBOR(1)(Q)	2,857	(70,686)	(73,543)
9,850	11/02/20	2.806%(S)	3 Month LIBOR(1)(Q)	(6,054)	(94,112)	(88,058)
10,435	05/09/21	2.855%(S)	3 Month LIBOR(1)(Q)	(91,978)	(168,422)	(76,444)
900	11/24/19	2.715%(S)	3 Month LIBOR(1)(Q)	510	(867)	(1,377)
12,927	03/11/21	2.850%(S)	3 Month LIBOR(1)(Q)	(83,645)	(188,435)	(104,790)
7,120	07/27/21	2.929%(S)	3 Month LIBOR(1)(Q)	(69,404)	(196,386)	(126,982)
4,640	02/28/20	2.742%(S)	3 Month LIBOR(1)(Q)	(3,213)	(43,994)	(40,781)
2,550	02/05/20	2.350%(S)	3 Month LIBOR(1)(Q)	13,858	(13,519)	(27,377)
7,200	10/04/21	3.046%(S)	3 Month LIBOR(1)(Q)	(82,766)	(182,497)	(99,731)
13,705	12/21/20	3.008%(S)	3 Month LIBOR(1)(Q)	(107,884)	(304,145)	(196,261)
8,525	01/11/22	2.672%(S)	3 Month LIBOR(1)(Q)	(65,614)	(214,449)	(148,835)
4,300	04/01/22	2.265%(S)	3 Month LIBOR(1)(Q)	6,886	(36,441)	(43,327)
5,000	04/12/22	2.357%(S)	3 Month LIBOR(1)(Q)	(8,731)	(60,161)	(51,430)
3,685	10/02/21	1.898%(S)	3 Month LIBOR(1)(Q)	42,334	9,524	(32,810)
1,000	05/04/20	1.713%(S)	3 Month LIBOR(1)(Q)	7,300	5,125	(2,175)

PGIM Ultra Short Bond ETF

Schedule of Investments

as of May 31, 2019 (unaudited) (continued)

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at May 31, 2019	Unrealized Appreciation (Depreciation)

Centrally cleared swap agreements: (continued)
3,250	06/15/22	1.873%(S)	3 Month LIBOR(1)(Q)	$32,504	$(6,456)	$(38,960)

				$(400,762)	$(1,575,048)	$(1,174,286)

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

PGIM Active High Yield Bond ETF

Schedule of Investments

as of May 31, 2019 (unaudited)

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS 97.6%
ASSET-BACKED SECURITIES 5.4%
Collateralized Loan Obligations 5.4%

Adams Mill CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1R, 144A, 3 Month LIBOR + 1.100%	3.697%(c)	07/15/26	197	$197,182
Battalion CLO X Ltd. (Cayman Islands), Series 2016-10A, Class A1R, 144A, 3 Month LIBOR + 1.250%	3.778 (c)	01/24/29	250	250,027
Catamaran CLO Ltd. (Cayman Islands), Series 2013-1A, Class AR, 144A, 3 Month LIBOR + 0.850%	3.432 (c)	01/27/28	250	248,282
Man GLG US CLO Ltd. (Cayman Islands), Series 2018-2A, Class A1R, 144A, 3 Month LIBOR + 1.240%	3.837 (c)	10/15/28	250	250,209
Wellfleet CLO 2015-1 Ltd. (Cayman Islands), Series 2015-1A, Class AR3, 144A, 1.280% - 3 Month LIBOR	0.000 (c)(p)	07/20/29	275	275,000
Zais CLO 8 Ltd. (Cayman Islands), Series 2018-1A, Class A, 144A, 3 Month LIBOR + 0.950%	3.547 (c)	04/15/29	250	247,486
TOTAL ASSET-BACKED SECURITIES

(cost $1,469,048)				1,468,186

BANK LOANS 1.9%
Infrastructure Software 1.8%

McAfee, LLC, Initial Loan (Second Lien), 1 Month LIBOR + 8.500%	10.857	09/29/25	229	231,602
Term B USD Loan, 6.178%, 1 Month LIBOR + 3.750%	6.178	09/30/24	245	244,976

				476,578

Oil & Gas 0.1%

CITGO Petroleum Corp., Term B Loan, 3 Month LIBOR + 4.500%	7.100	07/29/21	25	24,862
TOTAL BANK LOANS

(cost $503,322)				501,440

CORPORATE BONDS 90.1%
Aerospace & Defense 2.7%

Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A	7.500	12/01/24	350	343,875
Sr. Unsec’d. Notes, 144A	7.500	03/15/25	25	24,242
Sr. Unsec’d. Notes, 144A	7.875	04/15/27	125	119,922
Sr. Unsec’d. Notes, 144A	8.750	12/01/21	75	80,985
TransDigm, Inc., Gtd. Notes	6.375	06/15/26	75	73,313
Gtd. Notes	6.500	05/15/25	100	99,250

				741,587

Agriculture 0.4%

Darling Ingredients, Inc., Sr. Unsec’d. Notes, 144A	5.250	04/15/27	30	30,369
Vector Group Ltd., Sr. Sec’d. Notes, 144A	6.125	02/01/25	75	68,751

				99,120

PGIM Active High Yield Bond ETF

Schedule of Investments

as of May 31, 2019 (unaudited) (continued)

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)
Auto Manufacturers 1.9%

Allison Transmission, Inc., Sr. Unsec’d. Notes, 144A	4.750%	10/01/27	75	$71,906
Ford Motor Co., Sr. Unsec’d. Notes	4.750	01/15/43	100	82,650
Sr. Unsec’d. Notes	5.291	12/08/46	175	153,472
General Motors Co., Sr. Unsec’d. Notes	5.000	10/01/28	75	75,599
Navistar International Corp., Gtd. Notes, 144A	6.625	11/01/25	125	127,815

				511,442

Auto Parts & Equipment 2.2%

Adient Global Holdings Ltd. (Jersey, Channel Islands), Gtd. Notes, 144A	4.875	08/15/26	200	148,500
American Axle & Manufacturing, Inc., Gtd. Notes	6.250	04/01/25	25	24,000
Gtd. Notes	6.250	03/15/26	125	118,750
Gtd. Notes	6.500	04/01/27	50	47,250
Cooper-Standard Automotive, Inc., Gtd. Notes, 144A	5.625	11/15/26	125	107,500
Dana Financing Luxembourg Sarl (Luxembourg), Gtd. Notes, 144A	6.500	06/01/26	100	103,250
Titan International, Inc., Sr. Sec’d. Notes	6.500	11/30/23	50	42,844

				592,094

Banks 0.3%

CIT Group, Inc., Subordinated	6.125	03/09/28	75	82,260

Beverages 0.3%

Cott Holdings, Inc., Gtd. Notes, 144A	5.500	04/01/25	75	73,875

Building Materials 2.1%

Cornerstone Building Brands, Inc., Gtd. Notes, 144A	8.000	04/15/26	75	67,804
Griffon Corp., Gtd. Notes	5.250	03/01/22	75	74,625
Masonite International Corp. (Canada), Gtd. Notes, 144A	5.750	09/15/26	50	50,625
Standard Industries, Inc., Sr. Unsec’d. Notes, 144A	4.750	01/15/28	125	119,531
Summit Materials LLC/Summit Materials Finance Corp., Gtd. Notes, 144A	5.125	06/01/25	75	73,687
Gtd. Notes, 144A	6.500	03/15/27	20	20,500
US Concrete, Inc., Gtd. Notes	6.375	06/01/24	150	152,625

				559,397

Chemicals 4.6%

Alpha 2 BV (Netherlands), Sr. Unsec’d. Notes, Cash coupon 8.750 or PIK 9.500%, 144A	8.750	06/01/23	200	196,000
Ashland LLC, Gtd. Notes	6.875	05/15/43	100	105,250
Chemours Co. (The), Gtd. Notes	7.000	05/15/25	75	75,000
Cornerstone Chemical Co., Sr. Sec’d. Notes, 144A	6.750	08/15/24	50	46,375
NOVA Chemicals Corp. (Canada), Sr. Unsec’d. Notes, 144A	5.250	06/01/27	165	150,150
Rain CII Carbon LLC/CII Carbon Corp., Sec’d. Notes, 144A	7.250	04/01/25	125	114,375

PGIM Active High Yield Bond ETF

Schedule of Investments

as of May 31, 2019 (unaudited) (continued)

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)
Chemicals (cont’d.)

Starfruit Finco BV/Starfruit US Holdco LLC (Netherlands), Sr. Unsec’d. Notes, 144A(a)	8.000%	10/01/26	300	$294,000
TPC Group, Inc., Sr. Sec’d. Notes, 144A	8.750	12/15/20	100	98,250
Tronox Finance PLC (United Kingdom), Gtd. Notes, 144A	5.750	10/01/25	45	40,725
Tronox, Inc., Gtd. Notes, 144A	6.500	04/15/26	75	70,500
Venator Finance Sarl/Venator Materials LLC, Gtd. Notes, 144A(a)	5.750	07/15/25	60	53,400

				1,244,025

Coal 0.1%

Warrior Met Coal, Inc., Sr. Sec’d. Notes, 144A	8.000	11/01/24	35	36,313

Commercial Services 4.8%

Laureate Education, Inc., Gtd. Notes, 144A	8.250	05/01/25	160	172,838
Nielsen Finance LLC/Nielsen Finance Co., Gtd. Notes, 144A	5.000	04/15/22	55	54,400
Refinitiv US Holdings, Inc., Gtd. Notes, 144A	8.250	11/15/26	260	258,700
Sr. Sec’d. Notes, 144A	6.250	05/15/26	80	80,634
United Rentals North America, Inc., Gtd. Notes	4.625	10/15/25	25	24,563
Gtd. Notes	4.875	01/15/28	400	387,840
Gtd. Notes	5.250	01/15/30	50	49,000
Gtd. Notes	5.500	05/15/27	50	50,437
Gtd. Notes	5.875	09/15/26	75	77,719
Verscend Escrow Corp., Sr. Unsec’d. Notes, 144A	9.750	08/15/26	125	132,188

				1,288,319

Computers 1.7%

Banff Merger Sub, Inc., Sr. Unsec’d. Notes, 144A	9.750	09/01/26	228	213,180
Everi Payments, Inc., Gtd. Notes, 144A	7.500	12/15/25	50	51,750
West Corp., Gtd. Notes, 144A	8.500	10/15/25	260	206,050

				470,980

Distribution/Wholesale 0.3%

Global Partners LP/GLP Finance Corp., Gtd. Notes	7.000	06/15/23	25	25,344
H&E Equipment Services, Inc., Gtd. Notes	5.625	09/01/25	50	49,600

				74,944

Diversified Financial Services 3.0%

LPL Holdings, Inc., Gtd. Notes, 144A	5.750	09/15/25	100	100,500
Nationstar Mortgage Holdings, Inc., Gtd. Notes, 144A	8.125	07/15/23	25	24,938
Gtd. Notes, 144A	9.125	07/15/26	225	220,356
Navient Corp., Sr. Unsec’d. Notes	7.250	09/25/23	75	78,727
Springleaf Finance Corp., Gtd. Notes	6.625	01/15/28	25	25,313
Gtd. Notes	6.875	03/15/25	75	78,165
Gtd. Notes	7.125	03/15/26	250	262,112
VFH Parent LLC/Orchestra Co.-Issuer, Inc., Sec’d. Notes, 144A	6.750	06/15/22	25	25,759

				815,870

PGIM Active High Yield Bond ETF

Schedule of Investments

as of May 31, 2019 (unaudited) (continued)

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)
Electric 3.9%

Calpine Corp., Sr. Sec’d. Notes, 144A	5.250%	06/01/26	75	$73,411
Sr. Unsec’d. Notes	5.750	01/15/25	500	483,860
NRG Energy, Inc., Gtd. Notes	5.750	01/15/28	125	130,469
Gtd. Notes	6.625	01/15/27	50	53,187
Vistra Operations Co. LLC, Gtd. Notes, 144A	5.500	09/01/26	125	128,125
Sr. Unsec’d. Notes, 144A	5.625	02/15/27	175	179,979

				1,049,031

Electronics 0.3%

Sensata Technologies BV (Netherlands), Gtd. Notes, 144A	5.000	10/01/25	75	75,000

Engineering & Construction 0.7%

AECOM, Gtd. Notes	5.125	03/15/27	125	122,734
TopBuild Corp., Gtd. Notes, 144A	5.625	05/01/26	75	75,563

				198,297

Entertainment 3.6%

AMC Entertainment Holdings, Inc., Gtd. Notes	5.875	11/15/26	150	131,625
Caesars Resort Collection LLC/CRC Finco, Inc., Gtd. Notes, 144A	5.250	10/15/25	225	220,050
Churchill Downs, Inc., Gtd. Notes, 144A	4.750	01/15/28	75	72,000
Golden Entertainment, Inc., Sr. Unsec’d. Notes, 144A	7.625	04/15/26	25	24,976
Jacobs Entertainment, Inc., Sec’d. Notes, 144A	7.875	02/01/24	125	133,125
Penn National Gaming, Inc., Sr. Unsec’d. Notes, 144A	5.625	01/15/27	75	73,500
Scientific Games International, Inc., Gtd. Notes	6.625	05/15/21	125	126,094
Gtd. Notes	10.000	12/01/22	16	16,780
Gtd. Notes, 144A	8.250	03/15/26	75	75,423
Sr. Sec’d. Notes, 144A	5.000	10/15/25	75	73,529
Twin River Worldwide Holdings, Inc., Sr. Unsec’d. Notes, 144A	6.750	06/01/27	25	25,371

				972,473

Food 2.7%

B&G Foods, Inc., Gtd. Notes	5.250	04/01/25	75	72,516
JBS USA LUX SA/JBS USA Finance, Inc., Gtd. Notes, 144A	5.750	06/15/25	225	230,062
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., Gtd. Notes, 144A	6.500	04/15/29	55	57,750
Pilgrim’s Pride Corp., Gtd. Notes, 144A	5.875	09/30/27	175	176,041
Post Holdings, Inc., Gtd. Notes, 144A	5.000	08/15/26	50	48,940
Gtd. Notes, 144A	5.625	01/15/28	150	148,500

				733,809

PGIM Active High Yield Bond ETF

Schedule of Investments

as of May 31, 2019 (unaudited) (continued)

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)
Gas 0.9%

AmeriGas Partners LP/AmeriGas Finance Corp., Sr. Unsec’d. Notes	5.500%	05/20/25	125	$127,037
Sr. Unsec’d. Notes	5.750	05/20/27	75	76,877
Sr. Unsec’d. Notes	5.875	08/20/26	50	51,750

				255,664

Healthcare-Products 0.2%

Mallinckrodt International Finance SA/ Mallinckrodt CB LLC (Luxembourg), Gtd. Notes, 144A	5.500	04/15/25	75	47,766

Healthcare-Services 5.8%

Acadia Healthcare Co., Inc., Gtd. Notes	6.500	03/01/24	50	51,125
CHS/Community Health Systems, Inc., Sr. Sec’d. Notes	6.250	03/31/23	100	95,220
DaVita, Inc., Gtd. Notes	5.000	05/01/25	100	94,570
Hadrian Merger Sub, Inc., Sr. Unsec’d. Notes, 144A	8.500	05/01/26	75	70,781
HCA, Inc., Gtd. Notes	5.375	09/01/26	375	389,104
Gtd. Notes	5.875	02/01/29	25	26,531
MEDNAX, Inc., Gtd. Notes, 144A	6.250	01/15/27	150	151,500
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., Gtd. Notes, 144A	9.750	12/01/26	175	184,172
Surgery Center Holdings, Inc., Gtd. Notes, 144A	6.750	07/01/25	75	68,062
Gtd. Notes, 144A	10.000	04/15/27	50	50,750
Tenet Healthcare Corp., Sec’d. Notes, 144A	6.250	02/01/27	75	76,500
Sr. Unsec’d. Notes	6.750	06/15/23	75	74,625
Sr. Unsec’d. Notes	7.000	08/01/25	150	147,432
Sr. Unsec’d. Notes	8.125	04/01/22	75	78,404

				1,558,776

Home Builders 4.2%

Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unsec’d. Notes, 144A	6.750	08/01/25	100	93,500
Sr. Unsec’d. Notes, 144A	9.875	04/01/27	50	51,250
Beazer Homes USA, Inc., Gtd. Notes	5.875	10/15/27	25	20,447
Gtd. Notes	6.750	03/15/25	75	69,750
Brookfield Residential Properties, Inc. (Canada), Gtd. Notes, 144A	6.375	05/15/25	50	48,875
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. (Canada), Gtd. Notes, 144A	6.125	07/01/22	25	25,187
Century Communities, Inc., Sr. Unsec’d. Notes, 144A	6.750	06/01/27	75	73,852
KB Home, Gtd. Notes	7.000	12/15/21	75	79,426
Mattamy Group Corp. (Canada), Sr. Unsec’d. Notes, 144A	6.500	10/01/25	125	126,875

PGIM Active High Yield Bond ETF

Schedule of Investments

as of May 31, 2019 (unaudited) (continued)

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)
Home Builders (cont’d.)

Meritage Homes Corp., Gtd. Notes	5.125%	06/06/27	125	$121,994
New Home Co., Inc. (The), Gtd. Notes	7.250	04/01/22	75	66,937
PulteGroup, Inc., Gtd. Notes	5.000	01/15/27	50	50,500
Taylor Morrison Communities, Inc., Gtd. Notes, 144A	5.875	06/15/27	25	24,868
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., Gtd. Notes, 144A	5.625	03/01/24	125	125,313
William Lyon Homes, Inc., Gtd. Notes	5.875	01/31/25	175	168,000

				1,146,774

Household Products/Wares 0.3%

Spectrum Brands, Inc., Gtd. Notes	5.750	07/15/25	75	76,121

Housewares 0.3%

Scotts Miracle-Gro Co. (The), Gtd. Notes	5.250	12/15/26	75	74,438

Internet 0.9%

Zayo Group LLC/Zayo Capital, Inc., Gtd. Notes	6.375	05/15/25	125	128,594
Gtd. Notes, 144A	5.750	01/15/27	120	123,300

				251,894

Iron/Steel 0.8%

Cleveland-Cliffs, Inc., Gtd. Notes	5.750	03/01/25	29	28,275
Sr. Unsec’d. Notes, 144A	5.875	06/01/27	125	116,250
United States Steel Corp., Sr. Unsec’d. Notes	6.250	03/15/26	75	61,594

				206,119

Lodging 0.2%

Boyd Gaming Corp., Gtd. Notes	6.000	08/15/26	50	50,500

Machinery-Diversified 0.5%

ATS Automation Tooling Systems, Inc. (Canada), Gtd. Notes, 144A	6.500	06/15/23	25	25,719
Cloud Crane LLC, Sec’d. Notes, 144A	10.125	08/01/24	100	106,250

				131,969

Media 6.4%

AMC Networks, Inc., Gtd. Notes	4.750	08/01/25	40	39,100
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A	5.000	02/01/28	230	227,700
Sr. Unsec’d. Notes, 144A	5.375	06/01/29	75	75,141
Clear Channel Worldwide Holdings, Inc., Gtd. Notes, 144A	9.250	02/15/24	305	325,496
DISH DBS Corp., Gtd. Notes	7.750	07/01/26	490	449,575
Entercom Media Corp., Sec’d. Notes, 144A	6.500	05/01/27	20	20,300
Gray Television, Inc., Gtd. Notes, 144A	5.875	07/15/26	65	66,687
Sr. Unsec’d. Notes, 144A	7.000	05/15/27	25	26,481
Mediacom Broadband LLC/Mediacom Broadband Corp., Sr. Unsec’d. Notes	5.500	04/15/21	14	13,930
Midcontinent Communications/Midcontinent Finance Corp., Gtd. Notes, 144A	6.875	08/15/23	125	129,375

PGIM Active High Yield Bond ETF

Schedule of Investments

as of May 31, 2019 (unaudited) (continued)

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)
Media (cont’d.)

Radiate Holdco LLC/Radiate Finance, Inc., Sr. Unsec’d. Notes, 144A	6.875%	02/15/23	100	$101,000
Sinclair Television Group, Inc., Gtd. Notes, 144A	5.625	08/01/24	125	126,250
Univision Communications, Inc., Sr. Sec’d. Notes, 144A	5.125	02/15/25	100	91,577
Videotron Ltd. (Canada), Gtd. Notes, 144A	5.125	04/15/27	50	50,250

				1,742,862

Metal Fabricate/Hardware 0.6%

Novelis Corp., Gtd. Notes, 144A	5.875	09/30/26	125	121,797
Zekelman Industries, Inc., Sr. Sec’d. Notes, 144A	9.875	06/15/23	50	52,563

				174,360

Mining 2.6%

Constellium NV (Netherlands), Gtd. Notes, 144A	5.875	02/15/26	250	246,250
Eldorado Gold Corp. (Canada), Sec’d. Notes, 144A	9.500	06/01/24	75	73,500
First Quantum Minerals Ltd. (Canada), Gtd. Notes, 144A	6.875	03/01/26	200	170,740
Gtd. Notes, 144A	7.000	02/15/21	40	39,825
Freeport-McMoRan, Inc., Gtd. Notes	3.875	03/15/23	75	72,187
Gtd. Notes	4.550	11/14/24	30	28,988
IAMGOLD Corp. (Canada), Gtd. Notes, 144A	7.000	04/15/25	60	59,778

				691,268

Miscellaneous Manufacturers 0.2%

Amsted Industries, Inc., Gtd. Notes, 144A	5.625	07/01/27	25	25,187
FXI Holdings, Inc., Sr. Sec’d. Notes, 144A	7.875	11/01/24	25	22,750

				47,937

Oil & Gas 9.5%

Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., Gtd. Notes	7.875	12/15/24	260	97,500
Antero Resources Corp., Gtd. Notes(a)	5.000	03/01/25	125	118,594
Gtd. Notes	5.625	06/01/23	50	49,437
Ascent Resources Utica Holdings LLC/ARU Finance Corp., Sr. Unsec’d. Notes, 144A	7.000	11/01/26	75	70,290
Sr. Unsec’d. Notes, 144A	10.000	04/01/22	175	185,699
Centennial Resource Production LLC, Gtd. Notes, 144A	5.375	01/15/26	25	23,750
Chesapeake Energy Corp., Gtd. Notes(a)	8.000	06/15/27	250	221,250
Citgo Holding, Inc., Sr. Sec’d. Notes, 144A	10.750	02/15/20	250	256,562
CNX Resources Corp., Gtd. Notes	5.875	04/15/22	33	31,643
Gtd. Notes, 144A	7.250	03/14/27	100	89,602
CrownRock LP/CrownRock Finance, Inc., Sr.	5.625	10/15/25	25	23,937
Unsec’d. Notes, 144A
Diamond Offshore Drilling, Inc., Sr. Unsec’d. Notes	7.875	08/15/25	25	22,437
Endeavor Energy Resources LP/EER Finance, Inc., Sr. Unsec’d. Notes, 144A	5.750	01/30/28	50	51,812
Ensco Rowan PLC (United Kingdom),

PGIM Active High Yield Bond ETF

Schedule of Investments

as of May 31, 2019 (unaudited) (continued)

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)
Oil & Gas (cont’d.)

Sr. Unsec’d. Notes	5.750%	10/01/44	25	$14,500
Sr. Unsec’d. Notes	7.750	02/01/26	125	92,813
Extraction Oil & Gas, Inc., Gtd. Notes, 144A	5.625	02/01/26	100	78,500
Gtd. Notes, 144A	7.375	05/15/24	50	43,000
Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Unsec’d. Notes, 144A	5.750	10/01/25	100	98,250
MEG Energy Corp. (Canada), Gtd. Notes, 144A	6.375	01/30/23	175	154,438
Gtd. Notes, 144A	7.000	03/31/24	50	44,625
Nabors Industries, Inc., Gtd. Notes	5.750	02/01/25	175	142,354
Precision Drilling Corp. (Canada), Gtd. Notes, 144A	7.125	01/15/26	75	71,063
Range Resources Corp., Gtd. Notes	4.875	05/15/25	50	43,563
Gtd. Notes	5.000	08/15/22	50	47,226
Gtd. Notes	5.000	03/15/23	75	70,031
Seven Generations Energy Ltd. (Canada), Gtd. Notes, 144A	5.375	09/30/25	25	23,688
Sunoco LP/Sunoco Finance Corp., Gtd. Notes	5.500	02/15/26	100	101,000
Transocean Pontus Ltd. (Cayman Islands), Sr. Sec’d. Notes, 144A	6.125	08/01/25	47	47,663
Transocean, Inc. (Cayman Islands), Gtd. Notes, 144A	7.250	11/01/25	85	79,050
Gtd. Notes, 144A	7.500	01/15/26	50	46,688
WPX Energy, Inc., Sr. Unsec’d. Notes	5.250	09/15/24	50	49,125
Sr. Unsec’d. Notes	5.750	06/01/26	75	74,391

				2,564,481

Packaging & Containers 0.9%

ARD Finance SA (Luxembourg), Sr. Sec’d. Notes Cash coupon 7.125% or PIK 7.875	7.125	09/15/23	200	196,000
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, Gtd. Notes, 144A	7.000	07/15/24	50	50,332

				246,332

Pharmaceuticals 2.7%

Bausch Health Americas, Inc., Gtd. Notes, 144A	8.500	01/31/27	65	68,230
Bausch Health Cos, Inc. (Canada), Gtd. Notes, 144A	7.000	01/15/28	50	49,437
Gtd. Notes, 144A	7.250	05/30/29	40	39,800
Bausch Health Cos., Inc. (Canada), Gtd. Notes, 144A	6.125	04/15/25	450	438,469
Sr. Sec’d. Notes, 144A	5.750	08/15/27	25	25,234
NVA Holdings, Inc., Gtd. Notes, 144A	6.875	04/01/26	125	121,875

				743,045

Pipelines 2.1%

Antero Midstream Partners LP/Antero Midstream Finance Corp., Gtd. Notes	5.375	09/15/24	25	24,676

PGIM Active High Yield Bond ETF

Schedule of Investments

as of May 31, 2019 (unaudited) (continued)

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)
Pipelines (cont’d.)

CNX Midstream Partners LP/CNX Midstream Finance Corp., Sr. Unsec’d. Notes, 144A	6.500%	03/15/26	25	$23,500
DCP Midstream Operating LP, Gtd. Notes	5.125	05/15/29	25	25,219
NGPL PipeCo LLC, Sr. Unsec’d. Notes, 144A	7.768	12/15/37	50	61,750
Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A	6.875	04/15/40	50	53,903
Sr. Unsec’d. Notes, 144A	7.500	07/15/38	100	110,244
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Gtd. Notes, 144A	5.500	09/15/24	50	51,000
Gtd. Notes, 144A	5.500	01/15/28	100	99,500
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes	5.125	02/01/25	50	50,125
Gtd. Notes	5.875	04/15/26	75	77,531

				577,448

Real Estate 1.0%

Five Point Operating Co. LP/Five Point Capital Corp., Gtd. Notes, 144A	7.875	11/15/25	50	49,750
Forestar Group, Inc., Sr. Unsec’d. Notes, 144A	8.000	04/15/24	25	25,375
Greystar Real Estate Partners LLC, Sr. Sec’d. Notes, 144A	5.750	12/01/25	100	99,250
Howard Hughes Corp. (The), Sr. Unsec’d. Notes, 144A	5.375	03/15/25	25	24,688
Hunt Cos., Inc., Sr. Sec’d. Notes, 144A	6.250	02/15/26	75	69,656

				268,719

Real Estate Investment Trusts (REITs) 0.8%

GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	5.375	04/15/26	50	52,860
MGM Growth Properties Operating Partnership LP/MGP Finance Co.-Issuer, Inc., Gtd. Notes	4.500	01/15/28	75	70,687
MPT Operating Partnership LP/MPT Finance Corp., Gtd. Notes	5.000	10/15/27	100	98,750

				222,297

Retail 4.0%

Beacon Roofing Supply, Inc., Gtd. Notes, 144A	4.875	11/01/25	50	47,266
Brinker International, Inc., Gtd. Notes, 144A	5.000	10/01/24	75	74,906
CEC Entertainment, Inc., Gtd. Notes	8.000	02/15/22	75	75,094
Ferrellgas LP/Ferrellgas Finance Corp., Gtd. Notes	6.750	06/15/23	100	86,375
Sr. Unsec’d. Notes	6.500	05/01/21	25	22,125
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp., Sr. Unsec’d. Notes	8.625	06/15/20	150	109,125
Sr. Unsec’d. Notes	8.625	06/15/20	25	18,187
Golden Nugget, Inc., Gtd. Notes, 144A	8.750	10/01/25	75	75,469
Sr. Unsec’d. Notes, 144A	6.750	10/15/24	100	99,250
L Brands, Inc., Gtd. Notes	5.625	10/15/23	50	50,990
Gtd. Notes	6.875	11/01/35	50	43,500

PGIM Active High Yield Bond ETF

Schedule of Investments

as of May 31, 2019 (unaudited) (continued)

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)
Retail (cont’d.)

PetSmart, Inc., Sr. Sec’d. Notes, 144A	5.875%	06/01/25	75	$69,945
Rite Aid Corp., Gtd. Notes, 144A	6.125	04/01/23	150	123,000
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes(a)	5.625	12/01/25	125	123,438
Suburban Propane Partners LP/Suburban Energy Finance Corp., Sr. Unsec’d. Notes	5.500	06/01/24	75	73,500

				1,092,170

Software 0.5%

Informatica LLC, Sr. Unsec’d. Notes, 144A	7.125	07/15/23	50	50,500
RP Crown Parent LLC, Gtd. Notes, 144A	7.375	10/15/24	60	62,418
TIBCO Software, Inc., Sr. Unsec’d. Notes, 144A	11.375	12/01/21	25	26,437

				139,355

Telecommunications 7.1%

CenturyLink, Inc., Sr. Unsec’d. Notes	5.625	04/01/25	100	96,750
Sr. Unsec’d. Notes	7.500	04/01/24	25	26,687
Sr. Unsec’d. Notes	7.650	03/15/42	50	43,375
CommScope Technologies LLC, Gtd. Notes, 144A	6.000	06/15/25	110	99,772
CommScope, Inc., Gtd. Notes, 144A	8.250	03/01/27	50	49,500
Digicel Ltd. (Bermuda), Gtd. Notes, 144A	6.750	03/01/23	200	130,902
Embarq Corp., Sr. Unsec’d. Notes	7.995	06/01/36	65	60,287
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes, 144A	9.750	07/15/25	145	146,018
ORBCOMM, Inc., Sr. Sec’d. Notes, 144A	8.000	04/01/24	125	128,438
Sprint Capital Corp., Gtd. Notes	8.750	03/15/32	300	344,250
Sprint Corp., Gtd. Notes	7.625	02/15/25	225	237,938
Wind Tre SpA (Italy), Sr. Sec’d. Notes, 144A	5.000	01/20/26	400	378,920
Xplornet Communications, Inc. (Canada), Gtd. Notes, Cash coupon 9.625% or PIK 10.625, 144A	9.625	06/01/22	183	188,295

				1,931,132

Transportation 0.9%

XPO Logistics, Inc., Gtd. Notes, 144A	6.125	09/01/23	100	100,517
Gtd. Notes, 144A	6.750	08/15/24	125	128,594

				229,111

Trucking & Leasing 1.1%

Avolon Holdings Funding Ltd. (Cayman Islands), Gtd. Notes, 144A	5.250	05/15/24	50	51,940
Park Aerospace Holdings Ltd. (Cayman Islands), Gtd. Notes, 144A	4.500	03/15/23	125	126,396
Gtd. Notes, 144A	5.250	08/15/22	75	78,000
Gtd. Notes, 144A	5.500	02/15/24	50	52,416

				308,752

TOTAL CORPORATE BONDS

(cost $24,619,825)				24,398,126

PGIM Active High Yield Bond ETF

Schedule of Investments

as of May 31, 2019 (unaudited) (continued)

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BOND 0.2%
Puerto Rico 0.2%

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue (cost $48,230)	5.000%	07/01/58	50	$49,703

TOTAL LONG-TERM INVESTMENTS (cost $26,640,425)				26,417,455

Description			Shares	Value

SHORT-TERM INVESTMENTS 3.2%
AFFILIATED MUTUAL FUNDS 3.0%
PGIM Core Ultra Short Bond Fund (w)			291,545	291,545
PGIM Institutional Money Market Fund (cost $529,361; includes $527,919 of cash collateral for securities on loan)(b)(w)			529,209	529,315
TOTAL AFFILIATED MUTUAL FUNDS

(cost $820,906)				820,860

	Interest Rate	Maturity Date	Principal Amount (000)#

TIME DEPOSIT 0.2%
Citibank, NA (cost $51,469)	1.740	06/03/19	51	51,469
TOTAL SHORT-TERM TERM INVESTMENTS (cost $872,375)
				872,329

TOTAL INVESTMENTS 100.8% (cost $27,512,800)				27,289,784

Liabilities in excess of other assets (0.8)%				(218,197)

NET ASSETS 100.0%				$27,071,587

The following abbreviations are used in the quarterly report:

144A-Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

CLO-Collateralized Loan Obligation

LIBOR-London Interbank Offered Rate

PIK-Payment-in-Kind

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $510,649; cash collateral of $527,919 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at May 31, 2019.

(p)	Interest rate not available as of May 31, 2019.

(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

PGIM Active High Yield Bond ETF

Schedule of Investments

as of May 31, 2019 (unaudited) (continued)

Futures contracts outstanding at May 31, 2019:

Number of contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

	Long Positions:
2	5 Year U.S. Treasury Notes	September 2019	$234,734	$1,845
10	10 Year U.S. Treasury Notes	September 2019	1,267,500	15,805

				17,650

	Short Positions:
2	U.S. Long Bond	September 2019	307,438	(8,539)
1	U.S. Ultra Bond	September 2019	175,781	(5,359)

				(13,898)

				$3,752

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

PGIM QMA Strategic Alpha Large-Cap Core ETF

Schedule of Investments

as of May 31, 2019 (unaudited)

Description	Shares	Value

LONG-TERM INVESTMENTS 98.8%
COMMON STOCKS 98.8%
Aerospace & Defense 1.7%

Arconic, Inc.	1,658	$36,310
Huntington Ingalls Industries, Inc.	164	33,640
Raytheon Co.	198	34,551
Textron, Inc.	663	30,034
United Technologies Corp.	263	33,217

		167,752

Air Freight & Logistics 1.0%

CH Robinson Worldwide, Inc.	440	35,037
Expeditors International of Washington, Inc.	474	32,986
FedEx Corp.	186	28,696

		96,719

Airlines 0.6%

Delta Air Lines, Inc.	657	33,835
United Continental Holdings, Inc.*	372	28,886

		62,721

Auto Components 0.3%

BorgWarner, Inc.	805	28,561

Automobiles 0.6%

General Motors Co.	842	28,072
Harley-Davidson, Inc.	975	31,902

		59,974

Banks 2.6%

Bank of America Corp.	1,223	32,532
Citigroup, Inc.	500	31,075
Citizens Financial Group, Inc.	977	31,830
Fifth Third Bancorp	1,300	34,450
JPMorgan Chase & Co.	321	34,013
KeyCorp	1,878	29,992
Regions Financial Corp.	2,345	32,431
Wells Fargo & Co.	737	32,701

		259,024

Beverages 0.7%

Brown-Forman Corp. (Class B Stock)	710	35,486
PepsiCo, Inc.	280	35,840

		71,326

Biotechnology 2.3%

AbbVie, Inc.	451	34,596
Alexion Pharmaceuticals, Inc.*	265	30,125
Amgen, Inc.	202	33,674
Biogen, Inc.*	155	33,990
Gilead Sciences, Inc.	548	34,113
Incyte Corp.*	410	32,238
Vertex Pharmaceuticals, Inc.*	188	31,242

		229,978

Building Products 1.0%

Fortune Brands Home & Security, Inc.	713	34,267
Johnson Controls International PLC	905	34,861

PGIM QMA Strategic Alpha Large-Cap Core ETF

Schedule of Investments

as of May 31, 2019 (unaudited) (continued)

Description	Shares	Value

COMMON STOCKS (Continued)
Building Products (cont’d.)

Masco Corp.	905	$31,602

		100,730

Capital Markets 2.9%

Affiliated Managers Group, Inc.	325	27,241
BlackRock, Inc. (Class A Stock)	78	32,414
Franklin Resources, Inc.	1,045	33,252
Goldman Sachs Group, Inc. (The)	158	28,833
Invesco Ltd.	1,698	33,179
Morgan Stanley	759	30,884
Raymond James Financial, Inc.	397	32,784
State Street Corp.	536	29,614
T Rowe Price Group, Inc.	335	33,882

		282,083

Chemicals 2.2%

Air Products & Chemicals, Inc.	176	35,832
Dow, Inc.	633	29,599
DowDuPont, Inc.	953	29,085
Eastman Chemical Co.	415	26,942
LyondellBasell Industries NV (Class A Stock)	411	30,517
Mosaic Co. (The)	1,378	29,586
Sherwin-Williams Co. (The)	80	33,556

		215,117

Commercial Services & Supplies 1.1%

Copart, Inc.*	539	38,528
Republic Services, Inc. (Class A Stock)	433	36,627
Waste Management, Inc.	335	36,632

		111,787

Communications Equipment 1.0%

Cisco Systems, Inc.	640	33,299
F5 Networks, Inc.*	234	30,907
Juniper Networks, Inc.	1,221	30,049

		94,255

Construction & Engineering 0.7%

Jacobs Engineering Group, Inc.	458	34,483
Quanta Services, Inc.	880	30,589

		65,072

Construction Materials 0.3%

Martin Marietta Materials, Inc.	163	34,311

Consumer Finance 1.0%

Capital One Financial Corp.	381	32,716
Discover Financial Services	461	34,368
Synchrony Financial	1,041	35,009

		102,093

Containers & Packaging 1.7%

Avery Dennison Corp.	328	34,132
International Paper Co.	717	29,734
Packaging Corp. of America	386	34,385
Sealed Air Corp.	868	36,369
Westrock Co.	936	30,513

		165,133

PGIM QMA Strategic Alpha Large-Cap Core ETF

Schedule of Investments

as of May 31, 2019 (unaudited) (continued)

Description	Shares	Value

COMMON STOCKS (Continued)
Distributors 0.7%

Genuine Parts Co.	359	$35,505
LKQ Corp.*	1,199	30,754

		66,259

Diversified Telecommunication Services 0.7%

AT&T, Inc.	1,077	32,935
Verizon Communications, Inc.	629	34,186

		67,121

Electric Utilities 3.2%

Duke Energy Corp.	377	32,275
Entergy Corp.	375	36,401
Evergy, Inc.	570	33,140
Eversource Energy	479	35,369
Exelon Corp.	701	33,704
FirstEnergy Corp.	923	38,065
NextEra Energy, Inc.	184	36,471
PPL Corp.	1,130	33,629
Southern Co. (The)	685	36,647

		315,701

Electrical Equipment 0.7%

AMETEK, Inc.	412	33,739
Eaton Corp. PLC	434	32,328

		66,067

Electronic Equipment, Instruments & Components 1.0%

Corning, Inc.	1,066	30,743
Keysight Technologies, Inc.*	414	31,104
TE Connectivity Ltd. (Switzerland)	377	31,755

		93,602

Energy Equipment & Services 0.6%

Baker Hughes a GE Co. (Class A Stock)	1,510	32,329
TechnipFMC PLC (United Kingdom)	1,386	28,829

		61,158

Entertainment 0.7%

Electronic Arts, Inc.*	361	33,602
Viacom, Inc. (Class B Stock)	1,233	35,794

		69,396

Equity Real Estate Investment Trusts (REITs) 7.1%

American Tower Corp.	196	40,919
Apartment Investment & Management Co. (Class A Stock)	693	34,615
AvalonBay Communities, Inc.	177	35,933
Boston Properties, Inc.	258	33,754
Crown Castle International Corp.	286	37,183
Equinix, Inc.	86	41,778
Essex Property Trust, Inc.	125	36,468
Federal Realty Investment Trust	266	34,774
HCP, Inc.	1,188	37,671
Host Hotels & Resorts, Inc.	1,795	32,507
Kimco Realty Corp.	1,948	33,895
Prologis, Inc.	458	33,741
Regency Centers Corp.	554	36,542
Simon Property Group, Inc.	186	30,149

PGIM QMA Strategic Alpha Large-Cap Core ETF

Schedule of Investments

as of May 31, 2019 (unaudited) (continued)

Description	Shares	Value

COMMON STOCKS (Continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)

SL Green Realty Corp.	376	$32,336
UDR, Inc.	799	35,779
Ventas, Inc.	582	37,423
Vornado Realty Trust	508	33,645
Welltower, Inc.	443	35,980
Weyerhaeuser Co.	1,215	27,702

		702,794

Food & Staples Retailing 1.8%

Costco Wholesale Corp.	153	36,656
Kroger Co. (The)	1,391	31,729
Sysco Corp.	508	34,960
Walgreens Boots Alliance, Inc.	662	32,663
Walmart, Inc.	364	36,924

		172,932

Food Products 3.3%

Archer-Daniels-Midland Co.	807	30,924
General Mills, Inc.	750	37,080
Hershey Co. (The)	289	38,137
Hormel Foods Corp.	911	35,975
JM Smucker Co. (The)	290	35,252
Kellogg Co.	599	31,484
McCormick & Co., Inc.	255	39,790
Mondelez International, Inc. (Class A Stock)	749	38,087
Tyson Foods, Inc. (Class A Stock)	475	36,048

		322,777

Gas Utilities 0.4%

Atmos Energy Corp.	349	35,528

Health Care Equipment & Supplies 5.4%

Abbott Laboratories	491	37,380
Baxter International, Inc.	486	35,692
Becton Dickinson & Co.	143	33,382
Cooper Cos., Inc. (The)	124	36,926
Danaher Corp.	270	35,643
DENTSPLY SIRONA, Inc.	707	38,086
Edwards Lifesciences Corp.*	203	34,652
Hologic, Inc.*	748	32,919
IDEXX Laboratories, Inc.*	155	38,714
Intuitive Surgical, Inc.*	72	33,469
Medtronic PLC (Ireland)	403	37,310
ResMed, Inc.	340	38,801
Stryker Corp.	199	36,465
Varian Medical Systems, Inc.*	256	32,322
Zimmer Biomet Holdings, Inc.	304	34,635

		536,396

Health Care Providers & Services 2.6%

Anthem, Inc.	126	35,025
Centene Corp.*	715	41,291
Humana, Inc.	145	35,505
Laboratory Corp. of America Holdings*	238	38,701
McKesson Corp.	299	36,520

PGIM QMA Strategic Alpha Large-Cap Core ETF

Schedule of Investments

as of May 31, 2019 (unaudited) (continued)

Description	Shares	Value

COMMON STOCKS (Continued)
Health Care Providers & Services (cont’d.)

UnitedHealth Group, Inc.	154	$37,237
Universal Health Services, Inc. (Class B Stock)	285	34,072

		258,351

Health Care Technology 0.4%

Cerner Corp.*	533	37,294

Hotels, Restaurants & Leisure 2.5%

Carnival Corp.	602	30,816
Darden Restaurants, Inc.	308	35,827
McDonald’s Corp.	178	35,292
Norwegian Cruise Line Holdings Ltd.*	672	36,765
Royal Caribbean Cruises Ltd.	276	33,606
Starbucks Corp.	459	34,911
Yum! Brands, Inc.	356	36,437

		243,654

Household Durables 1.7%

DR Horton, Inc.	802	34,294
Lennar Corp. (Class A Stock)	683	33,918
Newell Brands, Inc.	2,479	33,268
PulteGroup, Inc.	1,137	35,247
Whirlpool Corp.	255	29,294

		166,021

Household Products 1.1%

Clorox Co. (The)	240	35,715
Colgate-Palmolive Co.	499	34,740
Procter & Gamble Co. (The)	356	36,636

		107,091

Independent Power and Renewable Electricity Producers 0.7%

AES Corp.	2,271	35,882
NRG Energy, Inc.	877	29,853

		65,735

Industrial Conglomerates 0.7%

Honeywell International, Inc.	219	35,984
Roper Technologies, Inc.	100	34,392

		70,376

Insurance 5.1%

Aflac, Inc.	682	34,987
Allstate Corp. (The)	367	35,052
American International Group, Inc.	759	38,762
Assurant, Inc.	378	37,785
Cincinnati Financial Corp.	373	36,643
Everest Re Group Ltd. (Bermuda)	162	40,121
Hartford Financial Services Group, Inc. (The)	748	39,390
Lincoln National Corp.	541	32,162
Loews Corp.	707	36,312
MetLife, Inc.	795	36,737
Progressive Corp. (The)	462	36,627
Torchmark Corp.	407	34,803
Travelers Cos., Inc. (The)	249	36,247
Unum Group	959	30,199

		505,827

PGIM QMA Strategic Alpha Large-Cap Core ETF

Schedule of Investments

as of May 31, 2019 (unaudited) (continued)

Description	Shares	Value

COMMON STOCKS (Continued)
Interactive Media & Services 0.7%

Alphabet, Inc.,
(Class A Stock)*	31	$34,302
(Class C Stock)*	32	35,316

		69,618

Internet & Direct Marketing Retail 1.0%

Booking Holdings, Inc.*	20	33,125
eBay, Inc.	941	33,810
Expedia Group, Inc.	286	32,890

		99,825

IT Services 4.3%

Accenture PLC (Class A Stock) (Ireland)	196	34,902
Akamai Technologies, Inc.*	439	33,083
Automatic Data Processing, Inc.	226	36,187
Cognizant Technology Solutions Corp. (Class A Stock)	474	29,355
DXC Technology Co.	540	25,672
Fidelity National Information Services, Inc.	333	40,060
FleetCor Technologies, Inc.*	138	35,633
International Business Machines Corp.	264	33,525
Mastercard, Inc. (Class A Stock)	143	35,963
Total System Services, Inc.	365	45,089
VeriSign, Inc.*	183	35,681
Visa, Inc. (Class A Stock)	219	35,331

		420,481

Life Sciences Tools & Services 1.4%

Agilent Technologies, Inc.	455	30,508
Mettler-Toledo International, Inc.*	49	35,431
PerkinElmer, Inc.	391	33,759
Thermo Fisher Scientific, Inc.	129	34,441

		134,139

Machinery 3.0%

Caterpillar, Inc.	258	30,911
Cummins, Inc.	237	35,730
Dover Corp.	365	32,635
Ingersoll-Rand PLC	291	34,437
PACCAR, Inc.	554	36,464
Parker-Hannifin Corp.	211	32,139
Pentair PLC (United Kingdom)	882	30,711
Snap-on, Inc.	213	33,211
Stanley Black & Decker, Inc.	240	30,533

		296,771

Media 0.4%

Comcast Corp. (Class A Stock)	898	36,818

Metals & Mining 0.3%

Nucor Corp.	591	28,368

Multiline Retail 1.3%

Dollar General Corp.	287	36,529
Kohl’s Corp.	475	23,427
Macy’s, Inc.	1,522	31,308

PGIM QMA Strategic Alpha Large-Cap Core ETF

Schedule of Investments

as of May 31, 2019 (unaudited) (continued)

Description	Shares	Value

COMMON STOCKS (Continued)
Multiline Retail (cont’d.)

Target Corp.	465	$37,409

		128,673

Multi-Utilities 2.6%

CenterPoint Energy, Inc.	1,092	31,057
CMS Energy Corp.	647	36,303
Consolidated Edison, Inc.	458	39,525
Dominion Energy, Inc.	482	36,237
DTE Energy Co.	314	39,398
NiSource, Inc.	1,298	36,149
Public Service Enterprise Group, Inc.	648	38,076

		256,745

Oil, Gas & Consumable Fuels 3.5%

Cabot Oil & Gas Corp.	1,401	35,053
Chevron Corp.	297	33,813
ConocoPhillips	567	33,430
Devon Energy Corp.	1,117	28,104
HollyFrontier Corp.	745	28,295
Kinder Morgan, Inc.	1,947	38,843
Marathon Petroleum Corp.	593	27,272
Occidental Petroleum Corp.	619	30,808
Phillips 66	387	31,270
Pioneer Natural Resources Co.	226	32,083
Valero Energy Corp.	401	28,230

		347,201

Personal Products 0.3%

Estee Lauder Cos., Inc. (The) (Class A Stock)	209	33,655

Pharmaceuticals 2.4%

Allergan PLC	245	29,868
Bristol-Myers Squibb Co.	763	34,617
Eli Lilly & Co.	301	34,898
Johnson & Johnson	255	33,443
Merck & Co., Inc.	426	33,744
Pfizer, Inc.	794	32,967
Zoetis, Inc. (Class A Stock)	380	38,399

		237,936

Professional Services 0.3%

Robert Half International, Inc.	532	28,547

Real Estate Management & Development 0.3%

CBRE Group, Inc. (Class A Stock)*	737	33,681

Road & Rail 0.7%

Kansas City Southern	291	32,964
Norfolk Southern Corp.	178	34,735

		67,699

Semiconductors & Semiconductor Equipment 2.7%

Analog Devices, Inc.	310	29,952
Applied Materials, Inc.	820	31,726
Intel Corp.	666	29,331
KLA-Tencor Corp.	282	29,066
Lam Research Corp.	175	30,557

PGIM QMA Strategic Alpha Large-Cap Core ETF

Schedule of Investments

as of May 31, 2019 (unaudited) (continued)

Description	Shares	Value

COMMON STOCKS (Continued)
Semiconductors & Semiconductor Equipment (cont’d.)

Maxim Integrated Products, Inc.	594	$31,238
Micron Technology, Inc.*	849	27,686
Qorvo, Inc.*	470	28,754
Skyworks Solutions, Inc.	402	26,785

		265,095

Software 3.7%

Adobe, Inc.*	126	34,133
ANSYS, Inc.*	185	33,208
Autodesk, Inc.*	205	32,987
Cadence Design Systems, Inc.*	519	32,993
Citrix Systems, Inc.	335	31,530
Intuit, Inc.	146	35,748
Microsoft Corp.	278	34,383
Oracle Corp.	648	32,789
salesforce.com, Inc.*	219	33,159
Symantec Corp.	1,491	27,926
Synopsys, Inc.*	296	34,466

		363,322

Specialty Retail 3.2%

Advance Auto Parts, Inc.	207	32,085
AutoZone, Inc.*	38	39,030
Best Buy Co., Inc.	481	30,144
Foot Locker, Inc.	634	24,948
Gap, Inc. (The)	1,280	23,911
Lowe’s Cos., Inc.	329	30,689
Ross Stores, Inc.	371	34,499
TJX Cos., Inc. (The)	622	31,280
Tractor Supply Co.	352	35,475
Ulta Beauty, Inc.*	107	35,672

		317,733

Technology Hardware, Storage & Peripherals 1.8%

Apple, Inc.	169	29,587
Hewlett Packard Enterprise Co.	2,249	30,856
NetApp, Inc.	495	29,304
Seagate Technology PLC	791	33,104
Western Digital Corp.	700	26,054
Xerox Corp.	1,069	32,722

		181,627

Textiles, Apparel & Luxury Goods 1.8%

Capri Holdings Ltd.* (United Kingdom)	785	25,497
NIKE, Inc. (Class B Stock)	450	34,713
PVH Corp.	300	25,557
Ralph Lauren Corp. (Class A Stock)	299	31,434
Tapestry, Inc.	1,147	32,758
VF Corp.	382	31,278

		181,237

Tobacco 0.3%

Philip Morris International, Inc.	418	32,240

PGIM QMA Strategic Alpha Large-Cap Core ETF

Schedule of Investments

as of May 31, 2019 (unaudited) (continued)

Description			Shares	Value

COMMON STOCKS (Continued)
Trading Companies & Distributors 0.3%

WW Grainger, Inc.			130	$34,020

Water Utilities 0.4%

American Water Works Co., Inc.			332	37,523

TOTAL LONG-TERM INVESTMENTS (cost $10,152,544)				9,743,670

SHORT-TERM INVESTMENTS 0.3%
AFFILIATED MUTUAL FUND 0.0%++
PGIM Institutional Money Market Fund(cost $31; includes $7 of cash collateral for securities on loan) (b) (w)			31	31
	Interest Rate	Maturity Date	Principal Amount (000)#

TIME DEPOSIT 0.3%
Bank of New York Mellon Corp. (cost $34,297)	1.740%	06/03/19	34	34,297
TOTAL SHORT-TERM TERM INVESTMENTS (cost $34,328)				34,328

TOTAL INVESTMENTS 99.1% (cost $10,186,872)				9,777,998

Other assets in excess of liabilities 0.9%				87,357

NET ASSETS 100.0%				$9,865,355

The following abbreviations are used in the quarterly report:

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Institutional Money Market Fund.

++	A zero balance may reflect actual amounts rounding to less than 0.05%.

*	Non-income producing security.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

PGIM QMA Strategic Alpha Small-Cap Growth ETF

Schedule of Investments

as of May 31, 2019 (unaudited)

Description	Shares	Value

LONG-TERM INVESTMENTS 99.5%
COMMON STOCKS 99.5%
Aerospace & Defense 0.5%

Moog, Inc. (Class A Stock)	179	$14,753
National Presto Industries, Inc.	140	13,705
Wesco Aircraft Holdings, Inc.*	2,051	20,141

		48,599

Air Freight & Logistics 0.4%

Echo Global Logistics, Inc.*	664	13,061
Forward Air Corp.	272	15,186
Hub Group, Inc. (Class A Stock)*	358	13,947

		42,194

Auto Components 0.7%

Dana, Inc.	849	12,387
Fox Factory Holding Corp.*	273	18,296
Modine Manufacturing Co.*	1,074	13,801
Stoneridge, Inc.*	638	16,607
Tenneco, Inc. (Class A Stock)	488	4,851

		65,942

Banks 6.2%

Allegiance Bancshares, Inc.*	426	13,828
Ameris Bancorp	416	14,681
Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	413	13,637
Cadence BanCorp (Class A Stock)	846	15,651
Cambridge Bancorp	207	17,022
Carolina Financial Corp.	491	16,301
City Holding Co.	214	15,633
Civista Bancshares, Inc.	786	17,056
ConnectOne Bancorp, Inc.	783	16,451
Customers Bancorp, Inc.*	825	16,269
Enterprise Financial Services Corp.	362	14,187
Equity Bancshares, Inc. (Class A Stock)*	451	11,221
Esquire Financial Holdings, Inc.*	709	16,165
FB Financial Corp.	478	16,630
First Foundation, Inc.	1,105	14,487
Hanmi Financial Corp.	779	16,063
HarborOne Bancorp, Inc.*	1,042	18,693
Heritage Commerce Corp.	1,195	14,232
Home BancShares, Inc.	839	14,699
HomeTrust Bancshares, Inc.	605	14,810
Independent Bank Corp.	727	15,376
Independent Bank Group, Inc.	297	15,337
Investar Holding Corp.	646	15,433
Live Oak Bancshares, Inc.	1,012	15,716
Midland States Bancorp, Inc.	622	15,239
National Bank Holdings Corp. (Class A Stock)	468	16,422
Old Line Bancshares, Inc.	552	13,596
Origin Bancorp, Inc.	447	14,912
Pacific Premier Bancorp, Inc.	550	15,565
People’s Utah Bancorp	577	16,156
Preferred Bank	319	13,963
Stock Yards Bancorp, Inc.	458	15,265
TriCo Bancshares	447	16,673

PGIM QMA Strategic Alpha Small-Cap Growth ETF

Schedule of Investments

as of May 31, 2019 (unaudited) (continued)

Description	Shares	Value

COMMON STOCKS (Continued)
Banks (cont’d.)

TriState Capital Holdings, Inc.*	746	$15,345
Triumph Bancorp, Inc.*	510	14,316
United Community Banks, Inc.	638	16,913
Veritex Holdings, Inc.	606	15,411
Washington Trust Bancorp, Inc.	318	15,611

		584,965

Beverages 0.7%

Boston Beer Co., Inc. (The) (Class A Stock)*	54	16,972
Coca-Cola Consolidated, Inc.	75	22,651
Craft Brew Alliance, Inc.*	983	13,575
National Beverage Corp.	231	10,430

		63,628

Biotechnology 7.9%

Abeona Therapeutics, Inc.(a)*	2,653	14,432
Acorda Therapeutics, Inc.*	1,265	11,752
Aduro Biotech, Inc.*	4,590	14,918
Albireo Pharma, Inc.*	674	22,175
Allena Pharmaceuticals, Inc.*	2,747	10,961
AnaptysBio, Inc.*	261	19,003
Aptinyx, Inc.*	2,985	9,254
Arcus Biosciences, Inc.*	1,369	11,609
Arena Pharmaceuticals, Inc.*	344	18,235
Assembly Biosciences, Inc.*	719	10,095
Athenex, Inc.*	1,410	20,375
Audentes Therapeutics, Inc.*	658	23,109
Avrobio, Inc.*	1,174	16,624
BioSpecifics Technologies Corp.*	243	14,373
Cellular Biomedicine Group, Inc.*	966	15,417
Corvus Pharmaceuticals, Inc.(a)*	4,329	16,320
Eagle Pharmaceuticals, Inc.*	374	19,003
Emergent BioSolutions, Inc.*	250	9,980
Forty Seven, Inc.*	1,101	12,452
G1 Therapeutics, Inc.*	846	17,732
Genomic Health, Inc.*	216	11,286
Geron Corp.(a)*	11,514	16,695
GlycoMimetics, Inc.*	1,341	15,877
Intellia Therapeutics, Inc.*	1,300	18,044
Jounce Therapeutics, Inc.*	3,684	16,394
Kezar Life Sciences, Inc.*	816	7,728
Kindred Biosciences, Inc.*	1,594	12,656
Kiniksa Pharmaceuticals Ltd. (Class A Stock)*	897	13,679
Kura Oncology, Inc.*	1,142	18,261
Minerva Neurosciences, Inc.(a)*	2,167	11,290
Myriad Genetics, Inc.*	554	13,723
Pfenex, Inc.*	4,148	27,004
PTC Therapeutics, Inc.*	508	20,371
Puma Biotechnology, Inc.*	647	9,569
REGENXBIO, Inc.*	370	15,917
Repligen Corp.*	292	20,285
Retrophin, Inc.*	794	14,713
Rhythm Pharmaceuticals, Inc.*	597	15,038

PGIM QMA Strategic Alpha Small-Cap Growth ETF

Schedule of Investments

as of May 31, 2019 (unaudited) (continued)

Description	Shares	Value

COMMON STOCKS (Continued)
Biotechnology (cont’d.)

Sangamo Therapeutics, Inc.*	1,982	$17,343
Savara, Inc.*	2,518	27,295
Solid Biosciences, Inc.(a)*	1,991	11,010
Spectrum Pharmaceuticals, Inc.*	1,462	10,760
Spring Bank Pharmaceuticals, Inc.*	1,718	9,638
Surface Oncology, Inc.*	3,687	13,458
Veracyte, Inc.*	900	20,394
Verastem, Inc.(a)*	5,322	7,025
Vericel Corp.*	882	13,803
Viking Therapeutics, Inc.*	1,968	15,134
Xencor, Inc.*	525	16,191
Zafgen, Inc.*	3,578	6,548

		754,948

Building Products 2.0%

Advanced Drainage Systems, Inc.	613	17,581
Apogee Enterprises, Inc.	437	15,841
Builders FirstSource, Inc.*	1,301	18,318
Continental Building Products, Inc.*	570	13,007
Cornerstone Building Brands, Inc.*	2,394	10,510
CSW Industrials, Inc.	314	20,074
Insteel Industries, Inc.	750	13,710
JELD-WEN Holding, Inc.*	785	14,829
Masonite International Corp.*	301	14,313
Patrick Industries, Inc.*	383	15,623
Simpson Manufacturing Co., Inc.	285	17,339
Universal Forest Products, Inc.	521	16,802

		187,947

Capital Markets 2.6%

Artisan Partners Asset Management, Inc. (Class A Stock)	664	15,704
Blucora, Inc.*	630	19,511
BrightSphere Investment Group PLC (United Kingdom)	1,280	13,747
Cowen, Inc. (Class A Stock)*	1,050	15,907
Diamond Hill Investment Group, Inc.	110	15,785
Donnelley Financial Solutions, Inc.*	971	11,972
Federated Investors, Inc. (Class B Stock)	586	17,891
Greenhill & Co., Inc.	749	11,213
Houlihan Lokey, Inc. (Class A Stock)	401	18,129
Ladenburg Thalmann Financial Services, Inc.	5,954	19,053
Moelis & Co. (Class A Stock)	401	12,744
Piper Jaffray Cos.	231	16,359
PJT Partners, Inc. (Class A Stock)	380	14,022
Pzena Investment Management, Inc. (Class A Stock)	1,620	14,321
Silvercrest Asset Management Group, Inc. (Class A Stock)	1,138	15,192
Westwood Holdings Group, Inc.	400	11,708

		243,258

Chemicals 2.2%

Advanced Emissions Solutions, Inc.	1,432	16,998
AdvanSix, Inc.*	502	12,239
Balchem Corp.	182	16,506
Chase Corp.	174	17,694
Ferro Corp.*	860	11,644

PGIM QMA Strategic Alpha Small-Cap Growth ETF

Schedule of Investments

as of May 31, 2019 (unaudited) (continued)

Description	Shares	Value

COMMON STOCKS (Continued)
Chemicals (cont’d.)

GCP Applied Technologies, Inc.*	642	$16,795
HB Fuller Co.	333	13,130
Ingevity Corp.*	149	13,067
Innophos Holdings, Inc.	555	14,758
Kraton Corp.*	490	11,990
Kronos Worldwide, Inc.	1,083	13,657
OMNOVA Solutions, Inc.*	2,148	12,179
PolyOne Corp.	499	12,540
Quaker Chemical Corp.	83	15,011
Trinseo S.A.	338	12,452

		210,660

Commercial Services & Supplies 2.8%

BrightView Holdings, Inc.*	1,225	20,470
Brink’s Co. (The)	214	16,478
Covanta Holding Corp.	1,048	17,669
Deluxe Corp.	337	12,536
Healthcare Services Group, Inc.	420	13,276
Herman Miller, Inc.	493	17,497
HNI Corp.	435	14,425
Kimball International, Inc. (Class B Stock)	1,028	15,872
Knoll, Inc.	857	16,831
McGrath RentCorp	314	17,656
Mobile Mini, Inc.	474	14,538
MSA Safety, Inc.	154	15,304
SP Plus Corp.*	453	14,057
Tetra Tech, Inc.	286	19,311
UniFirst Corp.	113	17,942
Viad Corp.	325	20,423

		264,285

Communications Equipment 1.6%

Acacia Communications, Inc.*	359	16,729
Applied Optoelectronics, Inc.(a)*	1,159	10,037
CalAmp Corp.*	1,178	11,968
Calix, Inc.*	1,998	12,088
Casa Systems, Inc.*	1,415	7,952
Clearfield, Inc.*	1,193	15,855
Extreme Networks, Inc.*	2,039	11,480
InterDigital, Inc.	222	14,101
NETGEAR, Inc.*	489	12,323
Quantenna Communications, Inc.*	1,030	24,988
Viavi Solutions, Inc.(a)*	1,294	15,593

		153,114

Construction & Engineering 1.5%

Comfort Systems USA, Inc.	326	15,381
Dycom Industries, Inc.*	270	14,086
EMCOR Group, Inc.	223	17,965
Granite Construction, Inc.	362	14,549
HC2 Holdings, Inc.(a)*	4,949	11,432
MasTec, Inc.*	382	17,759
MYR Group, Inc.*	520	16,791
Orion Group Holdings, Inc.*	3,795	9,374

PGIM QMA Strategic Alpha Small-Cap Growth ETF

Schedule of Investments

as of May 31, 2019 (unaudited) (continued)

Description	Shares	Value

COMMON STOCKS (Continued)
Construction & Engineering (cont’d.)

Primoris Services Corp.	701	$12,786
Sterling Construction Co., Inc.*	1,263	15,080

		145,203

Construction Materials 0.4%

Summit Materials, Inc. (Class A Stock)*	963	13,463
US Concrete, Inc.*	457	21,282

		34,745

Consumer Finance 0.8%

Curo Group Holdings Corp.*	1,594	14,936
Enova International, Inc.*	714	15,244
FirstCash, Inc.	192	18,186
Green Dot Corp. (Class A Stock)*	252	11,696
Regional Management Corp.*	584	14,407

		74,469

Containers & Packaging 0.3%

Greif, Inc. (Class A Stock)	421	14,920
Myers Industries, Inc.	962	16,277

		31,197

Distributors 0.2%

Core-Mark Holding Co., Inc.	574	21,169

Diversified Consumer Services 1.0%

Career Education Corp.*	1,034	19,408
Carriage Services, Inc. (Class A Stock)	838	15,268
Chegg, Inc.*	442	16,557
Houghton Mifflin Harcourt Co.*	1,882	10,615
Sotheby’s*	422	14,226
Strategic Education, Inc.	134	23,583

		99,657

Diversified Financial Services 0.2%

Marlin Business Services Corp.	728	16,234

Diversified Telecommunication Services 0.2%

Vonage Holdings Corp.*	1,736	20,554

Electric Utilities 0.2%

Spark Energy, Inc. (Class A Stock)	1,780	17,444

Electrical Equipment 1.1%

Allied Motion Technologies, Inc.	400	12,988
Atkore International Group, Inc.*	706	16,513
AZZ, Inc.	351	14,770
EnerSys	225	12,652
Generac Holdings, Inc.*	307	16,931
Thermon Group Holdings, Inc.*	674	14,815
Vicor Corp.*	454	13,761

		102,430

Electronic Equipment, Instruments & Components 2.0%

Badger Meter, Inc.	278	14,678
Control4 Corp.*	925	21,885
ePlus, Inc.*	202	14,273
Insight Enterprises, Inc.*	297	15,290

PGIM QMA Strategic Alpha Small-Cap Growth ETF

Schedule of Investments

as of May 31, 2019 (unaudited) (continued)

Description	Shares	Value

COMMON STOCKS (Continued)
Electronic Equipment, Instruments & Components (cont’d.)

Itron, Inc.*	278	$15,749
Methode Electronics, Inc.	574	14,138
Napco Security Technologies, Inc.*	813	21,723
OSI Systems, Inc.*	189	19,579
PAR Technology Corp.*	611	17,175
Park Electrochemical Corp.	921	13,760
Vishay Precision Group, Inc.*	489	17,516

		185,766

Energy Equipment & Services 0.8%

DMC Global, Inc.	441	29,829
Keane Group, Inc.*	1,533	11,252
Liberty Oilfield Services, Inc. (Class A Stock)	1,002	12,776
Mammoth Energy Services, Inc.	724	7,602
ProPetro Holding Corp.*	941	18,274

		79,733

Entertainment 0.6%

Glu Mobile, Inc.*	1,860	14,843
Rosetta Stone, Inc.*	1,120	27,619
World Wrestling Entertainment, Inc. (Class A Stock)	196	14,257

		56,719

Equity Real Estate Investment Trusts (REITs) 3.8%

Americold Realty Trust	628	19,656
Armada Hoffler Properties, Inc.	1,072	17,688
City Office REIT, Inc. (Canada)	1,472	17,355
Clipper Realty, Inc.	1,310	16,729
Easterly Government Properties, Inc.	942	17,342
Essential Properties Realty Trust, Inc.	1,036	22,025
First Industrial Realty Trust, Inc.	516	17,910
Four Corners Property Trust, Inc.	615	17,687
GEO Group, Inc. (The)	724	15,877
Monmouth Real Estate Investment Corp.	1,236	17,230
National Health Investors, Inc.	218	17,124
National Storage Affiliates Trust	604	17,993
Pennsylvania Real Estate Investment Trust(a)	2,592	16,615
PS Business Parks, Inc.	120	19,310
QTS Realty Trust, Inc. (Class A Stock)	411	18,976
Ryman Hospitality Properties, Inc.	198	15,830
Saul Centers, Inc.	294	15,785
Tanger Factory Outlet Centers, Inc.	789	13,382
UMH Properties, Inc.	1,237	16,465
Universal Health Realty Income Trust	249	20,411
Urban Edge Properties	788	13,593

		364,983

Food & Staples Retailing 0.5%

BJ’s Wholesale Club Holdings, Inc.*	723	18,060
Performance Food Group Co.*	435	17,117
PriceSmart, Inc.	271	13,171

		48,348

Food Products 0.7%

B&G Foods, Inc.(a)	623	13,675
Cal-Maine Foods, Inc.	377	13,956

PGIM QMA Strategic Alpha Small-Cap Growth ETF

Schedule of Investments

as of May 31, 2019 (unaudited) (continued)

Description	Shares	Value

COMMON STOCKS (Continued)
Food Products (cont’d.)

John B Sanfilippo & Son, Inc.	254	$19,469
Lancaster Colony Corp.	106	15,246

		62,346

Gas Utilities 0.4%

Chesapeake Utilities Corp.	200	18,156
New Jersey Resources Corp.	344	16,323

		34,479

Health Care Equipment & Supplies 4.9%

Accuray, Inc.*	3,452	12,807
AtriCure, Inc.*	531	15,558
Atrion Corp.	23	20,314
AxoGen, Inc.*	939	19,653
Cardiovascular Systems, Inc.*	487	18,969
Cerus Corp.*	2,564	12,025
CONMED Corp.	240	19,315
Cutera, Inc.*	1,121	18,889
Endologix, Inc.*	3,227	22,718
GenMark Diagnostics, Inc.*	2,482	16,604
Globus Medical, Inc. (Class A Stock)*	355	13,951
Haemonetics Corp.*	191	18,525
Heska Corp.*	174	12,197
Integer Holdings Corp.*	197	13,810
IntriCon Corp.*	616	16,071
iRadimed Corp.(a)*	647	13,503
Lantheus Holdings, Inc.*	738	17,705
LivaNova PLC* (United Kingdom)	173	12,439
Meridian Bioscience, Inc.	980	11,074
Merit Medical Systems, Inc.*	284	14,663
Mesa Laboratories, Inc.	72	17,977
Natus Medical, Inc.*	550	13,695
Neogen Corp.*	276	15,553
Nuvectra Corp.*	1,221	4,628
OraSure Technologies, Inc.*	1,470	12,201
Orthofix Medical, Inc.*	276	13,615
Quidel Corp.*	261	14,433
RTI Surgical Holdings, Inc.*	3,695	15,630
STAAR Surgical Co.*	458	10,612
Utah Medical Products, Inc.	189	15,073
Varex Imaging Corp.*	522	13,927

		468,134

Health Care Providers & Services 2.7%

Addus HomeCare Corp.*	227	15,522
Amedisys, Inc.*	140	15,723
American Renal Associates Holdings, Inc.*	1,294	8,398
AMN Healthcare Services, Inc.*	318	15,404
Apollo Medical Holdings, Inc.*	870	15,521
BioScrip, Inc.*	4,794	9,923
BioTelemetry, Inc.*	231	11,056
Capital Senior Living Corp.(a)*	2,830	11,858
CorVel Corp.*	256	18,939
Ensign Group, Inc. (The)	316	16,830

PGIM QMA Strategic Alpha Small-Cap Growth ETF

Schedule of Investments

as of May 31, 2019 (unaudited) (continued)

Description	Shares	Value

COMMON STOCKS (Continued)
Health Care Providers & Services (cont’d.)

Enzo Biochem, Inc.*	5,151	$16,586
National Research Corp.	421	21,467
Providence Service Corp. (The)*	237	15,329
RadNet, Inc.*	1,212	14,641
Select Medical Holdings Corp.*	1,093	15,357
Tivity Health, Inc.*	753	13,780
US Physical Therapy, Inc.	141	15,751

		252,085

Health Care Technology 1.5%

Allscripts Healthcare Solutions, Inc.*	1,418	13,797
Castlight Health, Inc. (Class B Stock)*	5,224	17,082
Computer Programs & Systems, Inc.	521	13,447
Evolent Health, Inc. (Class A Stock)*	1,210	12,874
HealthStream, Inc.*	652	16,300
HMS Holdings Corp.*	542	16,493
NextGen Healthcare, Inc.*	918	17,672
Omnicell, Inc.*	199	15,811
Simulations Plus, Inc.	795	19,931

		143,407

Hotels, Restaurants & Leisure 2.9%

BJ’s Restaurants, Inc.	326	13,656
Carrols Restaurant Group, Inc.*	1,442	12,286
Cheesecake Factory, Inc. (The)	328	14,186
Churchill Downs, Inc.	178	17,547
Cracker Barrel Old Country Store, Inc.	99	15,552
Dave & Buster’s Entertainment, Inc.	338	16,812
Denny’s Corp.*	947	18,637
Fiesta Restaurant Group, Inc.*	1,081	15,329
Jack in the Box, Inc.	204	16,973
Lindblad Expeditions Holdings, Inc.*	1,245	20,319
Marriott Vacations Worldwide Corp.	177	15,912
Monarch Casino & Resort, Inc.*	380	16,351
Nathan’s Famous, Inc.	230	15,548
Potbelly Corp.*	2,031	10,216
RCI Hospitality Holdings, Inc.	716	11,642
Ruth’s Hospitality Group, Inc.	677	15,483
Texas Roadhouse, Inc. (Class A Stock)	250	12,815
Wingstop, Inc.	252	20,079

		279,343

Household Durables 2.1%

Cavco Industries, Inc.*	118	16,945
Hamilton Beach Brands Holding Co. (Class A Stock)	726	12,698
Helen of Troy Ltd.*	145	19,374
Hooker Furniture Corp.	553	14,837
iRobot Corp.*	142	12,370
La-Z-Boy, Inc.	473	15,226
M/I Homes, Inc.*	614	16,811
Meritage Homes Corp.*	372	18,637
Taylor Morrison Home Corp. (Class A Stock)*	1,021	20,389
TopBuild Corp.*	293	23,226
TRI Pointe Group, Inc.(a)*	1,280	15,744

PGIM QMA Strategic Alpha Small-Cap Growth ETF

Schedule of Investments

as of May 31, 2019 (unaudited) (continued)

Description	Shares	Value

COMMON STOCKS (Continued)
Household Durables (cont’d.)

ZAGG, Inc.*	1,532	$10,203

		196,460

Household Products 0.1%

Central Garden & Pet Co. (Class A Stock)*	561	14,345

Industrial Conglomerates 0.1%

Raven Industries, Inc.	419	13,722

Insurance 1.4%

Ambac Financial Group, Inc.*	886	13,467
FedNat Holding Co.	898	12,141
Global Indemnity Ltd. (Cayman Islands)	433	12,860
James River Group Holdings Ltd. (Bermuda)	410	18,286
MBIA, Inc.(a)*	1,788	15,860
National General Holdings Corp.	658	14,950
United Fire Group, Inc.	338	15,866
United Insurance Holdings Corp.	1,051	14,167
Universal Insurance Holdings, Inc.	422	12,255

		129,852

Interactive Media & Services 0.9%

Care.com, Inc.*	684	9,774
Cargurus, Inc. (Class A Stock)*	402	13,732
Liberty TripAdvisor Holdings, Inc. (Class A Stock)*	1,065	11,342
QuinStreet, Inc.*	1,254	19,224
Travelzoo*	1,186	20,174
Yelp, Inc. (Class A Stock)*	446	13,706

		87,952

Internet & Direct Marketing Retail 1.1%

1-800-Flowers.com, Inc. (Class A Stock)*	969	17,694
Duluth Holdings, Inc. (Class B Stock)*	671	10,032
Gaia, Inc. (Class A Stock)*	1,444	10,729
Groupon, Inc. (Class A Stock)*	5,038	17,784
Liberty Expedia Holdings, Inc. (Class A Stock)*	396	16,327
PetMed Express, Inc.	745	13,015
Shutterstock, Inc.	438	16,670

		102,251

IT Services 2.5%

Carbonite, Inc.*	722	17,090
Cass Information Systems, Inc.	296	13,341
CSG Systems International, Inc.	446	20,003
Endurance International Group Holdings, Inc.*	2,407	10,711
ExlService Holdings, Inc.*	282	16,711
Hackett Group, Inc. (The)	1,042	16,766
Information Services Group, Inc.*	4,027	12,524
MAXIMUS, Inc.	246	17,527
NIC, Inc.	980	15,641
Perficient, Inc.*	653	19,871
PFSweb, Inc.*	2,811	10,541
PRGX Global, Inc.*	1,794	11,715
ServiceSource International, Inc.*	16,926	17,603
TTEC Holdings, Inc.	482	19,126

PGIM QMA Strategic Alpha Small-Cap Growth ETF

Schedule of Investments

as of May 31, 2019 (unaudited) (continued)

Description	Shares	Value

COMMON STOCKS (Continued)
IT Services (cont’d.)

Virtusa Corp.*	357	$15,137

		234,307

Leisure Products 0.9%

Johnson Outdoors, Inc. (Class A Stock)	254	18,748
Malibu Boats, Inc. (Class A Stock)*	373	13,390
Marine Products Corp.	1,132	15,667
MasterCraft Boat Holdings, Inc.*	751	14,915
Nautilus, Inc.*	2,077	5,587
Sturm Ruger & Co., Inc.	283	14,068

		82,375

Life Sciences Tools & Services 0.4%

Luminex Corp.	654	13,799
Medpace Holdings, Inc.*	245	13,225
Syneos Health, Inc. (Class A Stock)*	328	13,524

		40,548

Machinery 4.3%

Alamo Group, Inc.	188	17,847
Albany International Corp. (Class A Stock)	225	15,766
Altra Industrial Motion Corp.	500	15,685
Barnes Group, Inc.	288	14,895
Blue Bird Corp.*	862	16,223
Columbus McKinnon Corp.	455	16,498
Commercial Vehicle Group, Inc.*	2,058	12,780
EnPro Industries, Inc.	235	13,040
Evoqua Water Technologies Corp.*	1,312	15,442
Federal Signal Corp.	706	16,866
Franklin Electric Co., Inc.	307	13,456
Global Brass & Copper Holdings, Inc.	529	23,080
Gorman-Rupp Co. (The)	463	13,737
Hillenbrand, Inc.	342	12,733
Kadant, Inc.	195	15,830
Kennametal, Inc.	427	13,130
Lydall, Inc.*	614	11,101
Manitex International, Inc.(a)*	2,250	13,433
Milacron Holdings Corp.*	1,181	13,558
Mueller Industries, Inc.	503	13,556
Mueller Water Products, Inc. (Class A Stock)	1,503	13,888
Omega Flex, Inc.	237	20,245
Rexnord Corp.*	576	15,155
Spartan Motors, Inc.	1,972	17,018
Standex International Corp.	210	13,658
Wabash National Corp.	1,071	14,469
Watts Water Technologies, Inc. (Class A Stock)	223	18,150

		411,239

Marine 0.2%

Matson, Inc.	479	16,391

Media 1.3%

Central European Media Enterprises Ltd. (Class A Stock)* (Czech Republic)	4,861	17,840
Entravision Communications Corp. (Class A Stock)	4,231	12,439

PGIM QMA Strategic Alpha Small-Cap Growth ETF

Schedule of Investments

as of May 31, 2019 (unaudited) (continued)

Description	Shares	Value

COMMON STOCKS (Continued)
Media (cont’d.)

Hemisphere Media Group, Inc. (Class A Stock)*	1,185	$15,998
Loral Space & Communications, Inc.*	426	14,441
Nexstar Media Group, Inc. (Class A Stock)	205	20,531
Sinclair Broadcast Group, Inc. (Class A Stock)	525	28,182
Tribune Publishing Co.*	1,433	14,072

		123,503

Metals & Mining 0.5%

Coeur Mining, Inc.*	3,022	8,582
Gold Resource Corp.	3,475	9,869
Ryerson Holding Corp.*	1,878	14,498
Worthington Industries, Inc.	434	14,817

		47,766

Multiline Retail 0.2%

Big Lots, Inc.	538	14,849

Oil, Gas & Consumable Fuels 1.7%

Abraxas Petroleum Corp.*	13,989	13,361
Carrizo Oil & Gas, Inc.*	1,424	14,496
CONSOL Energy, Inc.*	453	11,878
CVR Energy, Inc.	409	17,370
Delek US Holdings, Inc.	432	13,223
Evolution Petroleum Corp.	2,233	13,644
Goodrich Petroleum Corp.*	1,183	13,687
Jagged Peak Energy, Inc.*	1,597	13,255
Laredo Petroleum, Inc.*	4,714	12,445
Panhandle Oil & Gas, Inc. (Class A Stock)	1,044	13,833
Renewable Energy Group, Inc.*	655	10,244
Ring Energy, Inc.(a)*	2,766	9,792

		157,228

Paper & Forest Products 0.4%

Boise Cascade Co.	570	12,654
Louisiana-Pacific Corp.	696	15,883
Verso Corp. (Class A Stock)*	622	10,711

		39,248

Personal Products 0.8%

elf Beauty, Inc.*	1,770	18,036
Inter Parfums, Inc.	230	14,900
Medifast, Inc.	134	17,279
Natural Health Trends Corp.	1,199	12,206
USANA Health Sciences, Inc.*	164	11,608

		74,029

Pharmaceuticals 2.9%

Aclaris Therapeutics, Inc.*	2,640	12,355
Akorn, Inc.*	4,148	17,090
ANI Pharmaceuticals, Inc.*	279	19,435
Aratana Therapeutics, Inc.*	3,918	18,140
Assertio Therapeutics, Inc.(a)*	4,020	11,779
Collegium Pharmaceutical, Inc.*	1,122	12,914
Corcept Therapeutics, Inc.*	1,526	14,924
Cymabay Therapeutics, Inc.*	1,565	18,905
Durect Corp.*	22,544	12,314

PGIM QMA Strategic Alpha Small-Cap Growth ETF

Schedule of Investments

as of May 31, 2019 (unaudited) (continued)

Description	Shares	Value

COMMON STOCKS (Continued)
Pharmaceuticals (cont’d.)

Horizon Therapeutics PLC*	755	$17,992
Intersect ENT, Inc.*	494	11,649
Intra-Cellular Therapies, Inc.*	1,300	16,887
Odonate Therapeutics, Inc.*	977	20,996
Pacira BioSciences, Inc.*	427	18,579
Phibro Animal Health Corp. (Class A Stock)	554	16,387
SIGA Technologies, Inc.(a)*	2,425	12,949
Supernus Pharmaceuticals, Inc.*	462	13,874
Verrica Pharmaceuticals, Inc.*	1,526	10,880

		278,049

Professional Services 2.2%

ASGN, Inc.*	241	12,226
BG Staffing, Inc.	632	10,757
CRA International, Inc.	367	13,740
Forrester Research, Inc.	347	15,799
Franklin Covey Co.*	647	20,122
Heidrick & Struggles International, Inc.	465	14,117
ICF International, Inc.	222	16,182
Insperity, Inc.	144	16,402
Kforce, Inc.	440	15,290
Korn Ferry	359	15,466
Mistras Group, Inc.*	978	13,516
Resources Connection, Inc.	994	15,258
TrueBlue, Inc.*	668	14,188
Willdan Group, Inc.*	453	14,097

		207,160

Real Estate Management & Development 1.4%

Consolidated-Tomoka Land Co.	283	16,923
Cushman & Wakefield PLC*	997	16,809
FRP Holdings, Inc.*	326	15,166
HFF, Inc. (Class A Stock)	439	18,956
Kennedy-Wilson Holdings, Inc.	847	17,406
Marcus & Millichap, Inc.*	444	13,560
Newmark Group, Inc. (Class A Stock)	1,717	13,702
Trinity Place Holdings, Inc.(a)*	4,078	16,638

		129,160

Road & Rail 0.6%

ArcBest Corp.	412	10,329
Heartland Express, Inc.	837	14,965
Marten Transport Ltd.	838	14,766
Werner Enterprises, Inc.	499	13,912

		53,972

Semiconductors & Semiconductor Equipment 2.0%

Aquantia Corp.*	1,977	25,978
Cabot Microelectronics Corp.	163	15,888
Cirrus Logic, Inc.*	461	17,228
Cohu, Inc.	895	13,022
Diodes, Inc.*	412	12,743
Entegris, Inc.	475	16,311
MaxLinear, Inc. (Class A Stock)*	731	15,475
Nanometrics, Inc.*	570	16,217

PGIM QMA Strategic Alpha Small-Cap Growth ETF

Schedule of Investments

as of May 31, 2019 (unaudited) (continued)

Description	Shares	Value

COMMON STOCKS (Continued)
Semiconductors & Semiconductor Equipment (cont’d.)

NVE Corp.	166	$12,111
Rudolph Technologies, Inc.*	742	17,118
Semtech Corp.*	310	12,347
SMART Global Holdings, Inc.*	571	9,724
Synaptics, Inc.*	411	10,871

		195,033

Software 7.1%

A10 Networks, Inc.*	2,646	16,114
ACI Worldwide, Inc.*	540	16,988
Agilysys, Inc.*	810	17,658
Alarm.com Holdings, Inc.*	263	15,336
Altair Engineering, Inc. (Class A Stock)*	509	19,398
Amber Road, Inc.*	1,874	24,325
American Software, Inc. (Class A Stock)(a)	1,382	17,510
Appfolio, Inc. (Class A Stock)*	246	23,714
Blackbaud, Inc.	236	18,153
Blackline, Inc.*	332	17,068
Bottomline Technologies DE, Inc.*	352	15,375
Carbon Black, Inc.*	1,347	20,272
ChannelAdvisor Corp.*	1,286	11,831
Cision Ltd.*	1,341	14,724
CommVault Systems, Inc.*	247	11,374
Ebix, Inc.	288	13,516
Envestnet, Inc.*	317	21,211
ForeScout Technologies, Inc.*	437	14,037
HubSpot, Inc.*	102	17,675
Instructure, Inc.*	396	16,466
j2 Global, Inc.	198	16,690
LivePerson, Inc.*	652	18,145
Majesco*	2,224	19,860
Mitek Systems, Inc.*	1,541	15,718
MobileIron, Inc.*	3,340	18,671
Monotype Imaging Holdings, Inc.	924	15,052
OneSpan, Inc.*	846	11,802
Progress Software Corp.	447	18,309
QAD, Inc. (Class A Stock)	402	17,366
SailPoint Technologies Holding, Inc.*	555	9,751
SPS Commerce, Inc.*	156	15,901
Telaria, Inc.*	4,964	37,230
Telenav, Inc.*	2,918	21,768
Upland Software, Inc.*	486	22,740
Varonis Systems, Inc.*	310	19,387
Workiva, Inc. (Class A Stock)*	354	19,697
Yext, Inc.*	933	17,130
Zix Corp.*	1,968	17,633

		675,595

Specialty Retail 3.0%

American Eagle Outfitters, Inc.	861	14,981
America’s Car-Mart, Inc.*	200	17,220
Asbury Automotive Group, Inc.*	242	17,954
Boot Barn Holdings, Inc.*	653	17,063

PGIM QMA Strategic Alpha Small-Cap Growth ETF

Schedule of Investments

as of May 31, 2019 (unaudited) (continued)

Description	Shares	Value

COMMON STOCKS (Continued)
Specialty Retail (cont’d.)

Buckle, Inc. (The)(a)	934	$14,057
Children’s Place, Inc. (The)	186	17,235
Conn’s, Inc.*	758	13,606
Five Below, Inc.*	133	17,121
Hudson Ltd. (Class A Stock)*	1,196	16,242
Kirkland’s, Inc.*	1,538	6,198
Lithia Motors, Inc. (Class A Stock)	197	22,487
MarineMax, Inc.*	889	13,851
Murphy USA, Inc.*	207	16,614
RTW RetailWinds, Inc.*	5,642	10,776
Sally Beauty Holdings, Inc.*	947	14,375
Sleep Number Corp.*	393	13,680
Sportsman’s Warehouse Holdings, Inc.(a)*	2,717	9,999
Winmark Corp.	107	17,638
Zumiez, Inc.*	674	13,332

		284,429

Technology Hardware, Storage & Peripherals 0.7%

Avid Technology, Inc.*	3,461	26,823
Cray, Inc.*	750	26,257
Immersion Corp.*	1,825	13,761

		66,841

Textiles, Apparel & Luxury Goods 1.1%

Crocs, Inc.*	644	12,442
Deckers Outdoor Corp.*	124	18,860
Fossil Group, Inc.*	1,117	10,935
G-III Apparel Group Ltd.*	470	12,093
Oxford Industries, Inc.	212	15,103
Steven Madden Ltd.	511	15,463
Superior Group of Cos, Inc.	962	15,402

		100,298

Thrifts & Mortgage Finance 2.1%

Essent Group Ltd.*	410	19,250
Federal Agricultural Mortgage Corp. (Class C Stock)	232	15,876
FS Bancorp, Inc.	353	16,644
Greene County Bancorp, Inc.	530	15,503
Hingham Institution for Savings	91	16,431
Kearny Financial Corp.	1,243	16,669
Merchants Bancorp	710	12,922
Meridian Bancorp, Inc.	1,030	17,788
Meta Financial Group, Inc.	654	17,115
NMI Holdings, Inc. (Class A Stock)*	686	18,700
Sterling Bancorp, Inc.	1,761	15,655
Walker & Dunlop, Inc.	298	14,980

		197,533

Tobacco 0.1%

Vector Group Ltd.	1,374	12,297

Trading Companies & Distributors 1.8%

Applied Industrial Technologies, Inc.	282	15,321
Beacon Roofing Supply, Inc.*	454	15,690
BMC Stock Holdings, Inc.*	1,016	20,351

PGIM QMA Strategic Alpha Small-Cap Growth ETF

Schedule of Investments

as of May 31, 2019 (unaudited) (continued)

Description			Shares	Value

COMMON STOCKS (Continued)
Trading Companies & Distributors (cont’d.)

CAI International, Inc.*			735	$16,552
DXP Enterprises, Inc.*			466	15,015
General Finance Corp.*			1,653	12,612
GMS, Inc.*			822	13,842
Kaman Corp.			270	15,015
Rush Enterprises, Inc.,
(Class A Stock)			392	13,826
(Class B Stock)			439	15,769
Systemax, Inc.			690	14,207

				168,200

Water Utilities 1.2%

American States Water Co.			254	18,527
California Water Service Group			326	16,046
Global Water Resources, Inc.			1,776	16,907
Middlesex Water Co.			292	17,275
Pure Cycle Corp.*			1,520	14,318
SJW Group			258	15,900
York Water Co.			516	17,792

				116,765

Wireless Telecommunication Services 0.1%

Shenandoah Telecommunications Co.			366	14,717

TOTAL LONG-TERM INVESTMENTS (cost $10,308,964)				9,444,099

Description			Shares	Value

SHORT-TERM INVESTMENTS 3.7%
AFFILIATED MUTUAL FUND 3.3%
PGIM Institutional Money Market Fund (cost $308,290; includes $307,476 of cash collateral for securities on loan)(b)(w)			308,228	308,290
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

TIME DEPOSIT 0.4%
Citibank, NA (cost $42,216)	1.740%	06/03/19	42	42,216
TOTAL SHORT-TERM TERM INVESTMENTS (cost $350,506)				350,506

TOTAL INVESTMENTS 103.2% (cost $10,659,470)				9,794,605

Liabilities in excess of other assets (3.2)%				(301,570)

NET ASSETS 100.0%				$ 9,493,035

The following abbreviations are used in the quarterly report:

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $251,826; cash collateral of $307,476 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment

(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Institutional Money Market Fund.

PGIM QMA Strategic Alpha Small-Cap Growth ETF

Schedule of Investments

as of May 31, 2019 (unaudited) (continued)

*	Non-income producing security.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

PGIM QMA Strategic Alpha Small-Cap Value ETF

Schedule of Investments

as of May 31, 2019 (unaudited)

Description	Shares	Value

LONG-TERM INVESTMENTS 98.9%
COMMON STOCKS 98.9%
Aerospace & Defense 1.1%

AAR Corp.	371	$11,164
Ducommun, Inc.*	331	14,938
KeyW Holding Corp. (The)*	1,913	21,521
Moog, Inc. (Class A Stock)	147	12,116
National Presto Industries, Inc.	115	11,257
Vectrus, Inc.*	490	17,292
Wesco Aircraft Holdings, Inc.*	1,683	16,527

		104,815

Air Freight & Logistics 0.4%

Atlas Air Worldwide Holdings, Inc.*	253	8,954
Hub Group, Inc. (Class A Stock)*	294	11,454
Radiant Logistics, Inc.*	2,325	14,787

		35,195

Airlines 0.3%

Hawaiian Holdings, Inc.	438	10,941
SkyWest, Inc.	251	14,739

		25,680

Auto Components 0.3%

Cooper Tire & Rubber Co.	419	11,556
Cooper-Standard Holdings, Inc.*	224	8,660
Superior Industries International, Inc.(a)	2,292	8,457

		28,673

Banks 19.2%

1st Constitution Bancorp	750	13,995
ACNB Corp.	346	12,352
Allegiance Bancshares, Inc.*	350	11,361
Amalgamated Bank (Class A Stock)	758	12,507
Ames National Corp.	490	12,887
Bancorp, Inc. (The)*	1,510	13,439
Bank of Commerce Holdings	1,072	11,042
Bank of Marin Bancorp	322	13,044
Bank of Princeton (The)	458	12,847
BankFinancial Corp.	939	13,052
Bar Harbor Bankshares	529	12,500
Baycom Corp.*	545	11,914
BCB Bancorp, Inc.	1,138	13,929
Berkshire Hills Bancorp, Inc.	452	13,194
Boston Private Financial Holdings, Inc.	1,170	11,992
Bridge Bancorp, Inc.	450	12,523
Brookline Bancorp, Inc.	862	12,370
Bryn Mawr Bank Corp.	339	12,394
Byline Bancorp, Inc.*	631	11,774
C&F Financial Corp.	252	12,111
Cadence BanCorp (Class A Stock)	694	12,839
Capital Bancorp, Inc.*	1,170	14,040
Capital City Bank Group, Inc.	540	12,641
Carolina Financial Corp.	403	13,380
CB Financial Services, Inc.	538	12,638
Central Valley Community Bancorp	676	13,263
Chemical Financial Corp.	292	11,055

PGIM QMA Strategic Alpha Small-Cap Value ETF

Schedule of Investments

as of May 31, 2019 (unaudited) (continued)

Description	Shares	Value

COMMON STOCKS (Continued)
Banks (cont’d.)

Chemung Financial Corp.	311	$13,933
Citizens & Northern Corp.	526	14,518
Civista Bancshares, Inc.	645	13,996
CNB Financial Corp.	515	12,746
Coastal Financial Corp.*	886	14,229
Codorus Valley Bancorp, Inc.	607	12,759
Community Bankers Trust Corp.	1,780	12,958
Community Financial Corp. (The)	451	13,995
Community Trust Bancorp, Inc.	298	11,798
ConnectOne Bancorp, Inc.	643	13,509
County Bancorp, Inc.	727	12,519
Customers Bancorp, Inc.*	677	13,350
Enterprise Bancorp, Inc.	439	12,310
Enterprise Financial Services Corp.	297	11,639
Equity Bancshares, Inc. (Class A Stock)*	370	9,206
Evans Bancorp, Inc.	389	13,650
Farmers National Banc Corp.	988	13,289
FB Financial Corp.	392	13,638
Financial Institutions, Inc.	458	12,380
First Bancorp	353	12,500
First BanCorp (Puerto Rico)	1,212	12,072
First Bancorp, Inc.	480	12,134
First Bancshares, Inc. (The)	423	12,605
First Bank	1,142	12,790
First Busey Corp.	481	11,886
First Business Financial Services, Inc.	672	15,375
First Commonwealth Financial Corp.	976	12,268
First Community Corp.	717	12,748
First Financial Bancorp	492	10,981
First Financial Corp.	288	10,895
First Foundation, Inc.	907	11,891
First Guaranty Bancshares, Inc.	666	13,720
First Internet Bancorp	640	13,011
First Merchants Corp.	327	10,873
First Mid Bancshares, Inc.	391	13,067
First Midwest Bancorp, Inc.	588	11,460
First Northwest Bancorp	879	14,117
First Savings Financial Group, Inc.	269	15,400
First United Corp.	806	14,508
Flushing Financial Corp.	590	12,408
Great Southern Bancorp, Inc.	251	13,860
Great Western Bancorp, Inc.	376	11,682
Hancock Whitney Corp.	332	12,609
Heartland Financial USA, Inc.	285	11,768
Heritage Commerce Corp.	981	11,684
Hilltop Holdings, Inc.	686	13,809
HomeTrust Bancshares, Inc.	497	12,167
Hope Bancorp, Inc.	907	11,673
Horizon Bancorp, Inc.	781	12,113
Howard Bancorp, Inc.*	1,008	14,011
IBERIABANK Corp.	181	12,942

PGIM QMA Strategic Alpha Small-Cap Value ETF

Schedule of Investments

as of May 31, 2019 (unaudited) (continued)

Description	Shares	Value

COMMON STOCKS (Continued)
Banks (cont’d.)

Independent Bank Corp.	597	$12,627
Independent Bank Group, Inc.	230	11,877
International Bancshares Corp.	339	12,360
Investar Holding Corp.	560	13,378
Investors Bancorp, Inc.	1,090	11,347
Lakeland Bancorp, Inc.	824	12,698
LCNB Corp.	812	13,780
Level One Bancorp, Inc.	584	13,596
Malvern Bancorp, Inc.*	694	13,811
Metropolitan Bank Holding Corp.*	361	14,343
Mid Penn Bancorp, Inc.	597	14,328
Middlefield Banc Corp.	294	11,542
Midland States Bancorp, Inc.	510	12,495
MidSouth Bancorp, Inc.	1,198	13,489
MidWestOne Financial Group, Inc.	437	12,166
MutualFirst Financial, Inc.	446	13,326
MVB Financial Corp.	873	13,837
National Bank Holdings Corp. (Class A Stock)	384	13,475
Nicolet Bankshares, Inc.*	257	15,032
Northeast Bank	728	15,040
Northrim BanCorp, Inc.	359	12,001
Oak Valley Bancorp	782	14,709
OFG Bancorp (Puerto Rico)	656	12,320
Ohio Valley Banc Corp.	365	13,250
Old Line Bancshares, Inc.	454	11,182
Old National Bancorp	779	12,417
Old Second Bancorp, Inc.	925	11,285
Opus Bank	622	12,484
Orrstown Financial Services, Inc.	625	13,275
Pacific City Financial Corp.	828	14,134
Pacific Mercantile Bancorp*	1,686	13,100
Pacific Premier Bancorp, Inc.	451	12,763
Peapack Gladstone Financial Corp.	481	13,006
Penns Woods Bancorp, Inc.	320	13,389
Peoples Bancorp of North Carolina, Inc.	483	13,210
Peoples Bancorp, Inc.	392	12,117
Peoples Financial Services Corp.	314	13,628
Premier Financial Bancorp, Inc.	856	13,362
QCR Holdings, Inc.	363	11,645
RBB Bancorp	615	11,384
Renasant Corp.	379	12,810
Republic Bancorp, Inc. (Class A Stock)	295	13,523
Sandy Spring Bancorp, Inc.	378	12,153
SB One Bancorp	564	12,380
Select Bancorp, Inc.*	1,112	12,288
Shore Bancshares, Inc.	820	12,587
Sierra Bancorp	480	11,904
Simmons First National Corp. (Class A Stock)	507	11,565
SmartFinancial, Inc.*	651	13,352
Southern First Bancshares, Inc.*	366	13,041
Southern National Bancorp of Virginia, Inc.	878	12,125

PGIM QMA Strategic Alpha Small-Cap Value ETF

Schedule of Investments

as of May 31, 2019 (unaudited) (continued)

Description	Shares	Value

COMMON STOCKS (Continued)
Banks (cont’d.)

Spirit of Texas Bancshares, Inc.*	634	$14,049
Stock Yards Bancorp, Inc.	376	12,532
Summit Financial Group, Inc.	573	14,182
TriCo Bancshares	350	13,055
United Community Banks, Inc.	474	12,566
United Security Bancshares	1,246	12,709
Unity Bancorp, Inc.	635	12,795
Univest Financial Corp.	532	12,704
Veritex Holdings, Inc.	498	12,664
Washington Trust Bancorp, Inc.	261	12,812
WesBanco, Inc.	324	11,512

		1,791,048

Biotechnology 1.7%

Achillion Pharmaceuticals, Inc.*	5,623	15,632
Acorda Therapeutics, Inc.*	1,038	9,643
Adverum Biotechnologies, Inc.*	3,635	36,532
Anika Therapeutics, Inc.*	343	13,034
Ardelyx, Inc.*	5,446	14,868
BioTime, Inc.*	10,851	10,742
Catalyst Biosciences, Inc.*	1,657	13,024
Myriad Genetics, Inc.*	455	11,270
OPKO Health, Inc.(a)*	5,069	9,074
PDL BioPharma, Inc.*	3,890	10,970
Prothena Corp. PLC (Ireland)*	1,041	9,702

		154,491

Building Products 0.9%

Apogee Enterprises, Inc.	359	13,014
Armstrong Flooring, Inc.*	868	9,149
Caesarstone Ltd. (Israel)	821	11,387
Griffon Corp.	785	11,288
Insteel Industries, Inc.	616	11,260
Masonite International Corp.*	241	11,460
Universal Forest Products, Inc.	427	13,771

		81,329

Capital Markets 1.5%

B. Riley Financial, Inc.	845	16,756
Blucora, Inc.*	518	16,042
BrightSphere Investment Group PLC (United Kingdom)	1,051	11,288
Cowen, Inc. (Class A Stock)*	835	12,650
Donnelley Financial Solutions, Inc.*	797	9,827
Federated Investors, Inc. (Class B Stock)	482	14,715
GAMCO Investors, Inc. (Class A Stock)	673	11,475
Greenhill & Co., Inc.	615	9,207
Oppenheimer Holdings, Inc. (Class A Stock)	497	12,246
Piper Jaffray Cos.	190	13,456
Stifel Financial Corp.	254	13,622

		141,284

Chemicals 1.6%

AdvanSix, Inc.*	412	10,044
AgroFresh Solutions, Inc.(a)*	3,516	8,474
FutureFuel Corp.	730	7,577

PGIM QMA Strategic Alpha Small-Cap Value ETF

Schedule of Investments

as of May 31, 2019 (unaudited) (continued)

Description	Shares	Value

COMMON STOCKS (Continued)
Chemicals (cont’d.)

Hawkins, Inc.	348	$12,375
HB Fuller Co.	274	10,804
Innophos Holdings, Inc.	456	12,125
Innospec, Inc.	183	14,770
LSB Industries, Inc.*	1,803	6,040
Minerals Technologies, Inc.	242	12,579
PolyOne Corp.	410	10,303
Stepan Co.	160	13,578
Trecora Resources*	1,485	14,078
Tredegar Corp.	843	13,142

		145,889

Commercial Services & Supplies 2.3%

ACCO Brands Corp.	1,640	12,054
Brady Corp. (Class A Stock)	290	13,427
BrightView Holdings, Inc.*	1,005	16,794
CECO Environmental Corp.*	1,731	15,319
Ennis, Inc.	684	12,668
Heritage-Crystal Clean, Inc.*	557	13,925
Herman Miller, Inc.	405	14,373
Kimball International, Inc. (Class B Stock)	844	13,031
Knoll, Inc.	703	13,807
Matthews International Corp. (Class A Stock)	317	10,788
Multi-Color Corp.	295	14,673
Quad/Graphics, Inc.	800	6,696
SP Plus Corp.*	372	11,543
Steelcase, Inc. (Class A Stock)	818	13,121
Team, Inc.*	910	13,213
UniFirst Corp.	94	14,925
VSE Corp.	390	9,403

		219,760

Communications Equipment 1.8%

Acacia Communications, Inc.*	294	13,701
ADTRAN, Inc.	955	14,974
Applied Optoelectronics, Inc.(a)*	951	8,236
Calix, Inc.*	1,639	9,916
Ciena Corp.*	328	11,460
Clearfield, Inc.*	978	12,998
Comtech Telecommunications Corp.	498	10,533
DASAN Zhone Solutions, Inc.*	975	12,753
Digi International, Inc.*	1,024	11,151
InterDigital, Inc.	183	11,624
NETGEAR, Inc.*	401	10,105
NetScout Systems, Inc.*	512	12,549
Ribbon Communications, Inc.*	2,591	11,064
Viavi Solutions, Inc.(a)*	1,062	12,797

		163,861

Construction & Engineering 0.9%

Aegion Corp. (Class A Stock)*	693	9,979
EMCOR Group, Inc.	183	14,742
IES Holdings, Inc.*	784	14,049
Northwest Pipe Co.*	542	12,596

PGIM QMA Strategic Alpha Small-Cap Value ETF

Schedule of Investments

as of May 31, 2019 (unaudited) (continued)

Description	Shares	Value

COMMON STOCKS (Continued)
Construction & Engineering (cont’d.)

Orion Group Holdings, Inc.*	3,115	$7,694
Sterling Construction Co., Inc.*	1,036	12,370
Tutor Perini Corp.*	788	11,458

		82,888

Construction Materials 0.2%

United States Lime & Minerals, Inc.	181	14,780

Consumer Finance 0.6%

EZCORP, Inc. (Class A Stock)*	1,469	12,898
Nelnet, Inc. (Class A Stock)	254	15,049
PRA Group, Inc.*	434	11,983
Regional Management Corp.*	480	11,842

		51,772

Containers & Packaging 0.4%

Greif, Inc.,
(Class A Stock)	346	12,262
(Class B Stock)	302	13,303
UFP Technologies, Inc.*	387	14,288

		39,853

Distributors 0.3%

Core-Mark Holding Co., Inc.	471	17,371
Weyco Group, Inc.	473	11,834

		29,205

Diversified Consumer Services 0.7%

Adtalem Global Education, Inc.*	282	12,396
American Public Education, Inc.*	410	11,472
K12, Inc.*	426	13,023
Laureate Education, Inc. (Class A Stock)*	846	13,587
Regis Corp.*	766	14,278

		64,756

Diversified Financial Services 0.6%

Banco Latinoamericano de Comercio Exterior SA (Panama) (Class E Stock)	766	15,282
Cannae Holdings, Inc.*	618	15,716
FGL Holdings (Bermuda)	1,742	13,849
Marlin Business Services Corp.	598	13,335

		58,182

Electric Utilities 0.8%

ALLETE, Inc.	174	14,249
IDACORP, Inc.	137	13,737
MGE Energy, Inc.	215	14,241
Otter Tail Corp.	283	14,057
Portland General Electric Co.	288	15,224

		71,508

Electrical Equipment 0.5%

AZZ, Inc.	288	12,119
Encore Wire Corp.	240	11,979
Powell Industries, Inc.	426	14,663
Preformed Line Products Co.	226	10,624

		49,385

PGIM QMA Strategic Alpha Small-Cap Value ETF

Schedule of Investments

as of May 31, 2019 (unaudited) (continued)

Description	Shares	Value

COMMON STOCKS (Continued)
Electronic Equipment, Instruments & Components 2.5%

Anixter International, Inc.*	223	$11,899
Arlo Technologies, Inc.*	3,421	11,734
AVX Corp.	755	11,166
Bel Fuse, Inc. (Class B Stock)	528	9,124
Belden, Inc.	230	11,776
Benchmark Electronics, Inc.	496	10,957
CTS Corp.	494	13,071
Daktronics, Inc.	1,686	10,470
Insight Enterprises, Inc.*	244	12,561
Kimball Electronics, Inc.*	773	11,015
Knowles Corp.*	854	13,433
Methode Electronics, Inc.	471	11,601
OSI Systems, Inc.*	155	16,056
Park Electrochemical Corp.	756	11,295
PC Connection, Inc.	336	10,665
Plexus Corp.*	236	11,689
ScanSource, Inc.*	334	9,756
Tech Data Corp.*	130	11,785
Vishay Intertechnology, Inc.	624	9,510
Vishay Precision Group, Inc.*	402	14,400

		233,963

Energy Equipment & Services 1.1%

Archrock, Inc.	1,296	11,495
Basic Energy Services, Inc.(a)*	2,718	5,191
C&J Energy Services, Inc.*	785	9,294
Diamond Offshore Drilling, Inc.*	1,333	10,491
Era Group, Inc.*	1,202	8,835
Exterran Corp.*	776	10,709
Forum Energy Technologies, Inc.*	2,218	8,473
Helix Energy Solutions Group, Inc.*	1,760	11,898
Matrix Service Co.*	642	11,620
NCS Multistage Holdings, Inc.(a)*	2,346	6,264
Newpark Resources, Inc.*	1,493	10,436

		104,706

Entertainment 0.2%

Marcus Corp. (The)	329	11,502
Reading International, Inc. (Class A Stock)*	895	11,805

		23,307

Equity Real Estate Investment Trusts (REITs) 9.7%

Alexander & Baldwin, Inc.	566	13,058
American Assets Trust, Inc.	344	15,614
Armada Hoffler Properties, Inc.	880	14,520
Ashford Hospitality Trust, Inc.	2,670	11,908
Bluerock Residential Growth REIT, Inc. (Class A Stock)	1,436	16,428
Braemar Hotels & Resorts, Inc.	1,141	11,912
BRT Apartments Corp.	1,038	13,099
CatchMark Timber Trust, Inc. (Class A Stock)	1,482	13,946
Cedar Realty Trust, Inc.	3,869	10,949
Chatham Lodging Trust	679	12,928
Chesapeake Lodging Trust	458	13,177
City Office REIT, Inc. (Canada)	1,208	14,242

PGIM QMA Strategic Alpha Small-Cap Value ETF

Schedule of Investments

as of May 31, 2019 (unaudited) (continued)

Description	Shares	Value

COMMON STOCKS (Continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)

Community Healthcare Trust, Inc.	401	$15,691
CoreCivic, Inc.	594	13,009
CorEnergy Infrastructure Trust, Inc.	377	14,548
CorePoint Lodging, Inc.	889	10,775
DiamondRock Hospitality Co.	1,295	12,833
Essential Properties Realty Trust, Inc.	850	18,071
First Industrial Realty Trust, Inc.	424	14,717
Franklin Street Properties Corp.	1,742	12,612
Front Yard Residential Corp. (Virgin Islands)	1,229	14,060
GEO Group, Inc. (The)	595	13,048
Getty Realty Corp.	411	12,725
Gladstone Commercial Corp.	692	14,580
Global Medical REIT, Inc.	1,439	15,340
Global Net Lease, Inc.	708	13,034
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	587	15,209
Hersha Hospitality Trust (Class A Stock)	747	12,736
Independence Realty Trust, Inc.	1,350	14,823
Industrial Logistics Properties Trust	644	12,146
Investors Real Estate Trust	248	14,357
Jernigan Capital, Inc.	647	13,665
Kite Realty Group Trust	832	12,646
Lexington Realty Trust	1,603	14,699
LTC Properties, Inc.	296	13,246
Mack-Cali Realty Corp.	658	14,950
Monmouth Real Estate Investment Corp.	1,014	14,135
National Health Investors, Inc.	179	14,060
National Storage Affiliates Trust	496	14,776
New Senior Investment Group, Inc.	2,493	16,429
NexPoint Residential Trust, Inc.	370	14,830
NorthStar Realty Europe Corp.	816	13,439
Office Properties Income Trust	449	10,736
Pebblebrook Hotel Trust	414	11,522
Pennsylvania Real Estate Investment Trust(a)	2,126	13,628
Piedmont Office Realty Trust, Inc. (Class A Stock)	729	14,821
Preferred Apartment Communities, Inc. (Class A Stock)	868	13,628
PS Business Parks, Inc.	99	15,931
Retail Opportunity Investments Corp.	805	13,476
Rexford Industrial Realty, Inc.	398	15,044
RLJ Lodging Trust	675	11,590
RPT Realty	1,089	13,253
Sabra Health Care REIT, Inc.	638	12,307
Safehold, Inc.	731	19,949
Saul Centers, Inc.	242	12,993
Spirit MTA REIT	1,837	12,914
Summit Hotel Properties, Inc.	1,170	13,373
Terreno Realty Corp.	338	15,450
Tier REIT, Inc.	582	15,667
UMH Properties, Inc.	1,015	13,510
Universal Health Realty Income Trust	185	15,164
Urban Edge Properties	647	11,161
Urstadt Biddle Properties, Inc. (Class A Stock)	659	14,419

PGIM QMA Strategic Alpha Small-Cap Value ETF

Schedule of Investments

as of May 31, 2019 (unaudited) (continued)

Description	Shares	Value

COMMON STOCKS (Continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)

Washington Prime Group, Inc.(a)	2,441	$10,008
Whitestone REIT (Class B Stock)	958	12,138
Xenia Hotels & Resorts, Inc.	667	13,947

		909,599

Food & Staples Retailing 1.1%

BJ’s Wholesale Club Holdings, Inc.*	594	14,838
Ingles Markets, Inc. (Class A Stock)	464	13,832
Natural Grocers by Vitamin Cottage, Inc.*	967	9,931
Rite Aid Corp.*	929	7,116
Smart & Final Stores, Inc.*	2,117	13,782
SpartanNash Co.	766	8,840
United Natural Foods, Inc.*	923	9,368
Village Super Market, Inc. (Class A Stock)	450	11,916
Weis Markets, Inc.	284	10,735

		100,358

Food Products 1.3%

Alico, Inc.	457	11,777
B&G Foods, Inc.(a)	511	11,217
Cal-Maine Foods, Inc.	309	11,439
Darling Ingredients, Inc.*	638	12,058
Fresh Del Monte Produce, Inc.	496	12,410
Hostess Brands, Inc. (Class A Stock)*	1,206	16,148
Lancaster Colony Corp.	86	12,369
Landec Corp.*	1,095	10,863
Seneca Foods Corp. (Class A Stock)*	466	11,510
Simply Good Foods Co. (The)*	679	14,592

		124,383

Gas Utilities 0.8%

Chesapeake Utilities Corp.	164	14,888
New Jersey Resources Corp.	283	13,428
RGC Resources, Inc.	506	13,779
Southwest Gas Holdings, Inc.	159	13,537
Spire, Inc.	177	14,748

		70,380

Health Care Equipment & Supplies 1.6%

AngioDynamics, Inc.*	639	12,007
Avanos Medical, Inc.*	272	10,249
CONMED Corp.	197	15,855
FONAR Corp.*	606	11,635
Integer Holdings Corp.*	162	11,356
Invacare Corp.	1,436	8,515
Lantheus Holdings, Inc.*	606	14,538
LivaNova PLC (United Kingdom)*	142	10,210
Meridian Bioscience, Inc.	804	9,085
Orthofix Medical, Inc.*	226	11,149
RTI Surgical Holdings, Inc.*	2,997	12,677
SeaSpine Holdings Corp.*	786	10,713
Utah Medical Products, Inc.	156	12,441

		150,430

Health Care Providers & Services 0.8%

Brookdale Senior Living, Inc.*	1,871	11,563

PGIM QMA Strategic Alpha Small-Cap Value ETF

Schedule of Investments

as of May 31, 2019 (unaudited) (continued)

Description	Shares	Value

COMMON STOCKS (Continued)
Health Care Providers & Services (cont’d.)

Magellan Health, Inc.*	216	$14,262
National HealthCare Corp.	167	12,971
Owens & Minor, Inc.	2,098	5,644
Patterson Cos., Inc.	630	13,242
Triple-S Management Corp. (Puerto Rico) (Class B Stock)*	680	16,660

		74,342

Health Care Technology 0.7%

Allscripts Healthcare Solutions, Inc.*	1,163	11,316
Computer Programs & Systems, Inc.	427	11,021
Evolent Health, Inc. (Class A Stock)*	993	10,566
HMS Holdings Corp.*	445	13,541
NextGen Healthcare, Inc.*	753	14,495

		60,939

Hotels, Restaurants & Leisure 1.8%

BBX Capital Corp. (Class A Stock)	2,182	8,924
Biglari Holdings, Inc.,
(Class A Stock)*	21	10,280
(Class B Stock)*	93	8,426
Century Casinos, Inc.*	1,614	14,106
Del Taco Restaurants, Inc.*	1,198	12,962
Denny’s Corp.*	778	15,311
El Pollo Loco Holdings, Inc.*	907	9,505
Fiesta Restaurant Group, Inc.*	886	12,564
J Alexander’s Holdings, Inc.*	1,402	14,749
Jack in the Box, Inc.	167	13,895
RCI Hospitality Holdings, Inc.	587	9,545
Red Robin Gourmet Burgers, Inc.*	390	9,976
Speedway Motorsports, Inc.	833	15,127
Wingstop, Inc.	207	16,494

		171,864

Household Durables 1.6%

Beazer Homes USA, Inc.*	1,039	9,434
Ethan Allen Interiors, Inc.	712	15,109
Flexsteel Industries, Inc.	543	9,312
Hooker Furniture Corp.	454	12,181
La-Z-Boy, Inc.	388	12,490
Lifetime Brands, Inc.	1,308	10,202
M/I Homes, Inc.*	504	13,800
Meritage Homes Corp.*	306	15,331
Taylor Morrison Home Corp. (Class A Stock)*	838	16,735
TRI Pointe Group, Inc.(a)*	1,050	12,915
Universal Electronics, Inc.*	473	18,631

		146,140

Household Products 0.3%

Central Garden & Pet Co. (Class A Stock)*	461	11,788
Oil-Dri Corp. of America	476	13,989

		25,777

Independent Power and Renewable Electricity Producers 0.4%

Atlantic Power Corp.*	5,342	12,447

PGIM QMA Strategic Alpha Small-Cap Value ETF

Schedule of Investments

as of May 31, 2019 (unaudited) (continued)

Description	Shares	Value

COMMON STOCKS (Continued)
Independent Power and Renewable Electricity Producers (cont’d.)

Clearway Energy, Inc.,
(Class A Stock)	982	$14,072
(Class C Stock)	962	14,430

		40,949

Insurance 3.7%

Ambac Financial Group, Inc.*	727	11,051
American Equity Investment Life Holding Co.	396	11,211
AMERISAFE, Inc.	209	12,450
Argo Group International Holdings Ltd. (Bermuda)	206	14,521
CNO Financial Group, Inc.	804	12,631
Crawford & Co. (Class B Stock)	1,466	12,197
Donegal Group, Inc. (Class A Stock)	1,036	14,970
Employers Holdings, Inc.	296	12,296
Enstar Group Ltd. (Bermuda)*	77	12,659
FBL Financial Group, Inc. (Class A Stock)	189	11,635
FedNat Holding Co.	738	9,978
Genworth Financial, Inc. (Class A Stock)*	2,938	8,550
Global Indemnity Ltd. (Cayman Islands)	355	10,544
Hallmark Financial Services, Inc.*	1,242	14,643
HCI Group, Inc.	292	11,870
Heritage Insurance Holdings, Inc.	926	13,547
Independence Holding Co.	350	13,066
Investors Title Co.	74	11,426
MBIA, Inc.(a)*	1,467	13,012
National General Holdings Corp.	539	12,246
National Western Life Group, Inc. (Class A Stock)	47	12,532
NI Holdings, Inc.*	878	14,873
Protective Insurance Corp. (Class B Stock)	594	10,187
Safety Insurance Group, Inc.	156	14,216
Third Point Reinsurance Ltd. (Bermuda)*	1,313	13,340
Tiptree, Inc.	2,383	14,417
United Fire Group, Inc.	278	13,049
United Insurance Holdings Corp.	863	11,633

		348,750

Interactive Media & Services 0.1%

Cars.com, Inc.*	558	11,813

Internet & Direct Marketing Retail 0.3%

1-800-Flowers.com, Inc. (Class A Stock)*	794	14,498
Liberty Expedia Holdings, Inc. (Class A Stock)*	325	13,400

		27,898

IT Services 1.4%

CACI International, Inc. (Class A Stock)*	75	15,264
CSG Systems International, Inc.	366	16,415
Information Services Group, Inc.*	3,305	10,279
KBR, Inc.	762	16,932
ManTech International Corp. (Class A Stock)	258	15,833
Perficient, Inc.*	536	16,310
Perspecta, Inc.	591	12,831
Presidio, Inc.	850	11,263

PGIM QMA Strategic Alpha Small-Cap Value ETF

Schedule of Investments

as of May 31, 2019 (unaudited) (continued)

Description	Shares	Value

COMMON STOCKS (Continued)
IT Services (cont’d.)

Sykes Enterprises, Inc.*	469	$11,612

		126,739

Leisure Products 0.6%

Acushnet Holdings Corp.	540	12,685
Clarus Corp.	1,178	15,019
Escalade, Inc.	1,128	12,555
Johnson Outdoors, Inc. (Class A Stock)	208	15,352

		55,611

Life Sciences Tools & Services 0.3%

Harvard Bioscience, Inc.*	3,372	7,654
Luminex Corp.	537	11,331
Syneos Health, Inc. (Class A Stock)*	269	11,091

		30,076

Machinery 3.6%

Alamo Group, Inc.	155	14,714
Altra Industrial Motion Corp.	410	12,862
Barnes Group, Inc.	237	12,258
Blue Bird Corp.*	707	13,306
Columbus McKinnon Corp.	373	13,525
Eastern Co. (The)	487	11,844
ESCO Technologies, Inc.	215	15,026
Federal Signal Corp.	580	13,856
Franklin Electric Co., Inc.	252	11,045
Global Brass & Copper Holdings, Inc.	435	18,979
Gorman-Rupp Co. (The)	380	11,275
Greenbrier Cos., Inc. (The)	333	9,061
Hurco Cos., Inc.	326	11,430
Hyster-Yale Materials Handling, Inc.	186	8,180
Kennametal, Inc.	351	10,793
LB Foster Co. (Class A Stock)*	782	18,901
Manitowoc Co., Inc. (The)*	722	9,855
Milacron Holdings Corp.*	969	11,124
Miller Industries, Inc.	414	10,992
Mueller Water Products, Inc. (Class A Stock)	1,234	11,402
Park-Ohio Holdings Corp.	415	12,956
Rexnord Corp.*	473	12,445
SPX FLOW, Inc.*	367	13,102
Standex International Corp.	172	11,187
TriMas Corp.*	458	13,122
Wabash National Corp.	950	12,834
Watts Water Technologies, Inc. (Class A Stock)	183	14,894

		340,968

Marine 0.7%

Costamare, Inc. (Monaco)	2,564	13,128
Eagle Bulk Shipping, Inc.*	2,882	13,430
Genco Shipping & Trading Ltd.*	1,695	12,255
Matson, Inc.	393	13,448
Scorpio Bulkers, Inc.	3,463	14,649

		66,910

Media 2.2%

Clear Channel Outdoor Holdings, Inc. (Class A Stock)*	2,489	12,644

PGIM QMA Strategic Alpha Small-Cap Value ETF

Schedule of Investments

as of May 31, 2019 (unaudited) (continued)

Description	Shares	Value

COMMON STOCKS (Continued)
Media (cont’d.)

Entercom Communications Corp. (Class A Stock)	1,897	$10,984
Entravision Communications Corp. (Class A Stock)	3,736	10,984
Fluent, Inc.*	2,745	13,396
Gray Television, Inc.*	769	13,250
Hemisphere Media Group, Inc. (Class A Stock)*	973	13,136
Liberty Latin America Ltd.,
(Class A Stock)*	727	12,395
(Class C Stock)*	729	12,532
Meredith Corp.	237	12,269
MSG Networks, Inc. (Class A Stock)*	586	12,370
New Media Investment Group, Inc.	1,010	9,322
Saga Communications, Inc. (Class A Stock)	370	10,767
Scholastic Corp.	294	9,728
Sinclair Broadcast Group, Inc. (Class A Stock)	431	23,136
TEGNA, Inc.	1,073	16,245
WideOpenWest, Inc.*	1,669	12,451

		205,609

Metals & Mining 0.6%

Allegheny Technologies, Inc.*	484	10,362
Materion Corp.	242	14,629
Schnitzer Steel Industries, Inc. (Class A Stock)	570	12,033
Universal Stainless & Alloy Products, Inc.*	766	9,728
Worthington Industries, Inc.	357	12,188

		58,940

Mortgage Real Estate Investment Trusts (REITs) 2.7%

AG Mortgage Investment Trust, Inc.	745	11,488
Anworth Mortgage Asset Corp.	3,079	11,670
Arbor Realty Trust, Inc.(a)	1,075	13,233
Ares Commercial Real Estate Corp.	927	13,608
Arlington Asset Investment Corp. (Class A Stock)	1,598	10,691
ARMOUR Residential REIT, Inc.	683	11,884
Capstead Mortgage Corp.	1,700	13,447
Cherry Hill Mortgage Investment Corp.	715	11,655
Colony Credit Real Estate, Inc.	787	11,970
Dynex Capital, Inc.	2,244	12,342
Exantas Capital Corp.	1,237	13,483
Great Ajax Corp.	996	12,649
Invesco Mortgage Capital, Inc.	884	13,605
KKR Real Estate Finance Trust, Inc.	658	13,015
Ladder Capital Corp. (Class A Stock)	771	12,259
New York Mortgage Trust, Inc.	2,207	13,330
PennyMac Mortgage Investment Trust	653	13,583
Ready Capital Corp.	911	13,273
TPG RE Finance Trust, Inc.	672	12,882
Western Asset Mortgage Capital Corp.	1,330	12,888

		252,955

Multiline Retail 0.3%

Big Lots, Inc.	442	12,199
Dillard’s, Inc. (Class A Stock)(a)	210	11,899

		24,098

PGIM QMA Strategic Alpha Small-Cap Value ETF

Schedule of Investments

as of May 31, 2019 (unaudited) (continued)

Description	Shares	Value

COMMON STOCKS (Continued)
Multi-Utilities 0.2%

Unitil Corp.	256	$14,556

Oil, Gas & Consumable Fuels 3.3%

Adams Resources & Energy, Inc.	345	11,747
Arch Coal, Inc. (Class A Stock)	143	12,605
Bonanza Creek Energy, Inc.*	586	11,445
Clean Energy Fuels Corp.*	5,691	15,195
CONSOL Energy, Inc.*	371	9,728
CVR Energy, Inc.	335	14,227
Delek US Holdings, Inc.	355	10,866
Dorian LPG Ltd.*	2,277	16,076
GasLog Ltd. (Monaco)	814	11,722
Green Plains, Inc.	894	11,667
Gulfport Energy Corp.*	1,746	9,551
Hallador Energy Co.	2,438	13,799
International Seaways, Inc.*	801	14,258
NACCO Industries, Inc. (Class A Stock)	367	18,335
Overseas Shipholding Group, Inc. (Class A Stock)*	6,453	9,679
Panhandle Oil & Gas, Inc. (Class A Stock)	857	11,355
Par Pacific Holdings, Inc.*	827	16,209
Peabody Energy Corp.	466	10,960
Renewable Energy Group, Inc.*	537	8,399
SandRidge Energy, Inc.*	1,712	11,796
Ship Finance International Ltd. (Norway)	1,087	13,457
SilverBow Resources, Inc.*	630	8,990
Teekay Tankers Ltd. (Bermuda) (Class A Stock)*	11,832	13,252
Unit Corp.*	845	8,129
World Fuel Services Corp.	530	15,444

		308,891

Paper & Forest Products 0.4%

Boise Cascade Co.	477	10,589
Clearwater Paper Corp.*	409	6,589
PH Glatfelter Co.	986	14,376
Verso Corp. (Class A Stock)*	511	8,800

		40,354

Personal Products 0.4%

Edgewell Personal Care Co.*	292	8,334
Inter Parfums, Inc.	190	12,308
Nature’s Sunshine Products, Inc.*	1,532	14,753

		35,395

Pharmaceuticals 0.7%

Akorn, Inc.*	3,404	14,025
Aratana Therapeutics, Inc.*	3,215	14,885
Lannett Co., Inc.(a)*	1,485	7,811
Mallinckrodt PLC*	677	5,883
Menlo Therapeutics, Inc.*	1,905	12,821
Prestige Consumer Healthcare, Inc.*	480	13,934

		69,359

Professional Services 1.5%

Acacia Research Corp.*	4,451	13,887
CBIZ, Inc.*	618	12,236

PGIM QMA Strategic Alpha Small-Cap Value ETF

Schedule of Investments

as of May 31, 2019 (unaudited) (continued)

Description	Shares	Value

COMMON STOCKS (Continued)
Professional Services (cont’d.)
CRA International, Inc.	302	$11,307
FTI Consulting, Inc.*	200	16,784
Huron Consulting Group, Inc.*	251	12,357
ICF International, Inc.	182	13,266
Kelly Services, Inc. (Class A Stock)	579	13,606
Mistras Group, Inc.*	802	11,084
Navigant Consulting, Inc.	517	11,374
Resources Connection, Inc.	816	12,526
TrueBlue, Inc.*	548	11,639

		140,066

Real Estate Management & Development 1.0%
Altisource Portfolio Solutions SA (Luxembourg)*	590	11,877
Consolidated-Tomoka Land Co.	232	13,874
Forestar Group, Inc.*	790	14,149
FRP Holdings, Inc.*	268	12,467
Kennedy-Wilson Holdings, Inc.	695	14,282
St Joe Co. (The)*	860	13,700
Stratus Properties, Inc.*	503	14,134

		94,483

Road & Rail 0.3%
ArcBest Corp.	368	9,226
Covenant Transportation Group, Inc. (Class A Stock)*	569	8,546
Werner Enterprises, Inc.	410	11,431

		29,203

Semiconductors & Semiconductor Equipment 1.1%
Alpha & Omega Semiconductor Ltd.*	1,314	11,222
Amkor Technology, Inc.*	1,486	9,629
AXT, Inc.*	3,379	13,482
Cirrus Logic, Inc.*	379	14,163
Cohu, Inc.	734	10,680
Diodes, Inc.*	338	10,454
Photronics, Inc.*	1,441	11,686
Rambus, Inc.*	1,321	15,007
Synaptics, Inc.*	338	8,940

		105,263

Software 1.5%
ACI Worldwide, Inc.*	443	13,937
Agilysys, Inc.*	665	14,497
American Software, Inc. (Class A Stock)(a)	1,182	14,976
Avaya Holdings Corp.*	847	10,655
MicroStrategy, Inc. (Class A Stock)*	98	13,025
Monotype Imaging Holdings, Inc.	759	12,364
Telaria, Inc.*	4,340	32,550
TiVo Corp.	1,238	8,914
Verint Systems, Inc.*	265	15,039

		135,957

Specialty Retail 3.8%
Abercrombie & Fitch Co. (Class A Stock)	693	11,989
American Eagle Outfitters, Inc.	706	12,284
America’s Car-Mart, Inc.*	165	14,207
Bed Bath & Beyond, Inc.	838	10,634

PGIM QMA Strategic Alpha Small-Cap Value ETF

Schedule of Investments

as of May 31, 2019 (unaudited) (continued)

Description	Shares	Value

COMMON STOCKS (Continued)
Specialty Retail (cont’d.)
Big 5 Sporting Goods Corp.(a)	3,570	$7,140
Caleres, Inc.	470	8,864
Cato Corp. (The) (Class A Stock)	934	11,572
Chico’s FAS, Inc.	2,586	8,715
Citi Trends, Inc.	680	9,302
Conn’s, Inc.*	622	11,165
Container Store Group, Inc. (The)*	2,196	15,438
Designer Brands, Inc. (Class A Stock)	497	8,991
Express, Inc.*	2,718	8,181
GameStop Corp. (Class A Stock)	1,259	9,543
Genesco, Inc.*	301	13,539
Group 1 Automotive, Inc.	235	16,965
Guess?, Inc.	622	10,058
Haverty Furniture Cos., Inc.	632	11,003
Hibbett Sports, Inc.*	789	17,453
J. Jill, Inc.	2,516	3,724
Kirkland’s, Inc.*	1,262	5,086
Lithia Motors, Inc. (Class A Stock)	161	18,378
MarineMax, Inc.*	730	11,373
Murphy USA, Inc.*	170	13,644
Office Depot, Inc.	4,201	8,234
Rent-A-Center, Inc.*	770	18,372
Sally Beauty Holdings, Inc.*	777	11,795
Signet Jewelers Ltd.	545	10,279
Sonic Automotive, Inc. (Class A Stock)	939	16,367
Tilly’s, Inc. (Class A Stock)	1,188	9,266
Zumiez, Inc.*	554	10,958

		354,519

Technology Hardware, Storage & Peripherals 0.3%
Cray, Inc.*	615	21,531
Stratasys Ltd.*	500	10,955

		32,486

Textiles, Apparel & Luxury Goods 0.5%
Culp, Inc.	745	12,836
Movado Group, Inc.	413	10,639
Rocky Brands, Inc.	488	11,936
Vera Bradley, Inc.*	1,448	15,856

		51,267

Thrifts & Mortgage Finance 4.0%
Bank7 Corp.*	844	14,297
Dime Community Bancshares, Inc.	686	12,197
ESSA Bancorp, Inc.	835	12,650
Essent Group Ltd.*	337	15,822
First Defiance Financial Corp.	489	13,252
Flagstar Bancorp, Inc.	426	13,411
FS Bancorp, Inc.	290	13,674
Home Bancorp, Inc.	395	14,082
Luther Burbank Corp.	1,373	13,661
Meridian Bancorp, Inc.	845	14,593
MGIC Investment Corp.*	1,097	14,864
NMI Holdings, Inc. (Class A Stock)*	563	15,347

PGIM QMA Strategic Alpha Small-Cap Value ETF

Schedule of Investments

as of May 31, 2019 (unaudited) (continued)

Description	Shares	Value

COMMON STOCKS (Continued)
Thrifts & Mortgage Finance (cont’d.)
OceanFirst Financial Corp.	543	$12,934
OP Bancorp	1,491	14,269
Oritani Financial Corp.	781	12,496
PCSB Financial Corp.	704	13,827
PDL Community Bancorp*	1,057	14,883
Prudential Bancorp, Inc.	769	13,334
Radian Group, Inc.	692	15,535
Riverview Bancorp, Inc.	1,832	14,198
Southern Missouri Bancorp, Inc.	401	13,063
Sterling Bancorp, Inc.	1,445	12,846
Territorial Bancorp, Inc.	487	13,100
Timberland Bancorp, Inc.	454	11,069
TrustCo Bank Corp. NY	1,624	11,985
United Community Financial Corp.	1,439	13,181
United Financial Bancorp, Inc.	863	11,254
Walker & Dunlop, Inc.	244	12,266

		378,090

Tobacco 0.2%
Universal Corp.	233	13,169
Vector Group Ltd.	1,127	10,087

		23,256

Trading Companies & Distributors 1.9%
Aircastle Ltd.	708	13,749
BMC Stock Holdings, Inc.*	834	16,705
CAI International, Inc.*	603	13,580
DXP Enterprises, Inc.*	383	12,340
Foundation Building Materials, Inc.*	1,428	21,663
GMS, Inc.*	674	11,350
Rush Enterprises, Inc.,
(Class A Stock)	322	11,357
(Class B Stock)	360	12,931
Systemax, Inc.	566	11,654
Textainer Group Holdings Ltd.*	1,154	10,686
Titan Machinery, Inc.*	722	12,072
Veritiv Corp.*	422	7,453
Willis Lease Finance Corp.*	359	17,878

		173,418

Water Utilities 1.1%
American States Water Co.	208	15,172
AquaVenture Holdings Ltd.*	632	11,205
Artesian Resources Corp. (Class A Stock)	366	13,033
Consolidated Water Co. Ltd. (Cayman Islands)	1,006	13,631
Middlesex Water Co.	240	14,198
Pure Cycle Corp.*	1,375	12,953
SJW Group	212	13,066
York Water Co. (The)	386	13,309

		106,567

PGIM QMA Strategic Alpha Small-Cap Value ETF

Schedule of Investments

as of May 31, 2019 (unaudited) (continued)

Description			Shares	Value

COMMON STOCKS (Continued)
Wireless Telecommunication Services 0.2%
Spok Holdings, Inc.			915	$14,137

TOTAL LONG-TERM INVESTMENTS (cost $10,113,437)				9,249,125

SHORT-TERM INVESTMENTS 3.1%
AFFILIATED MUTUAL FUND 2.1%
PGIM Institutional Money Market Fund (cost $197,328; includes $196,819 of cash collateral for securities on loan) (b) (w)			197,288	197,328
	Interest Rate	Maturity Date	Principal Amount (000)#
TIME DEPOSIT 1.0%
Citibank, NA (cost $93,513)	1.740%	06/03/19	94	93,513
TOTAL SHORT-TERM TERM INVESTMENTS (cost $290,841)				290,841

TOTAL INVESTMENTS 102.0% (cost $10,404,278)				9,539,966

Liabilities in excess of other assets (2.0)%				(188,316)

NET ASSETS 100.0%				$9,351,650

The following abbreviations are used in the quarterly report:

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $143,562; cash collateral of $196,819 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Institutional Money Market Fund.

*	Non-income producing security.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

PGIM QMA Strategic Alpha International Equity ETF

Schedule of Investments

as of May 31, 2019 (unaudited)

Description	Shares	Value

LONG-TERM INVESTMENTS 97.3%
COMMON STOCKS 96.9%
Australia 5.4%

AGL Energy Ltd.	3,597	$51,277
Amcor Ltd.	4,906	56,086
ASX Ltd.	1,090	57,277
Aurizon Holdings Ltd.	16,069	57,742
AusNet Services	43,787	54,068
BHP Group Ltd.	1,971	51,629
BHP Group PLC	2,230	50,313
Boral Ltd.	16,793	63,256
CIMIC Group Ltd.	1,502	47,054
Coca-Cola Amatil Ltd.	8,950	59,168
Cochlear Ltd.	400	55,532
Dexus	5,852	52,287
Goodman Group	5,539	51,488
GPT Group (The)	12,837	51,293
Mirvac Group	27,077	56,913
National Australia Bank Ltd.	2,984	54,834
Origin Energy Ltd.	10,555	52,572
Scentre Group	17,347	45,728
Sonic Healthcare Ltd.	2,968	53,840
Stockland	18,586	57,116
Tabcorp Holdings Ltd.	15,770	49,338
Telstra Corp. Ltd.	23,089	58,461
Wesfarmers Ltd.	2,142	55,053
Woodside Petroleum Ltd.	2,179	53,540
Woolworths Group Ltd.	2,340	50,922

		1,346,787

Austria 0.5%

ANDRITZ AG	1,197	43,059
OMV AG	978	45,986
voestalpine AG	1,757	45,872

		134,917

Belgium 1.2%

Ageas	1,024	49,968
Colruyt SA	774	57,518
Groupe Bruxelles Lambert SA	546	50,908
Proximus SADP	1,837	53,255
Solvay SA	457	42,926
UCB SA	588	44,983

		299,558

China 0.2%

Yangzijiang Shipbuilding Holdings Ltd.	48,098	47,969

Denmark 0.9%

Carlsberg A/S (Class B Stock)	447	58,885
Coloplast A/S (Class B Stock)	519	55,326
H Lundbeck A/S	1,203	48,302
Novo Nordisk A/S (Class B Stock)	1,065	50,138

		212,651

Finland 1.7%

Elisa OYJ	1,169	52,133

PGIM QMA Strategic Alpha International Equity ETF

Schedule of Investments

as of May 31, 2019 (unaudited) (continued)

Description	Shares	Value

COMMON STOCKS (Continued)
Finland (cont’d.)

Fortum OYJ	2,370	$50,650
Kone OYJ (Class B Stock)	998	54,419
Metso OYJ	1,583	51,197
Neste OYJ	1,449	48,983
Nokian Renkaat OYJ	1,544	44,140
Nordea Bank Abp	5,566	39,305
Orion OYJ (Class B Stock)	1,481	48,444
Stora Enso OYJ (Class R Stock)	4,423	46,753

		436,024

France 8.2%

Accor SA	1,299	47,947
Air Liquide SA	409	50,946
Amundi SA, 144A	845	54,846
Arkema SA	521	43,723
Atos SE	582	44,355
AXA SA	2,028	50,024
BNP Paribas SA	1,109	50,641
Bouygues SA	1,485	51,975
Carrefour SA	2,745	51,641
CNP Assurances	2,158	46,263
Credit Agricole SA(a)	3,979	45,474
Danone SA	661	52,724
Eiffage SA	520	49,715
Engie SA	3,513	48,861
EssilorLuxottica SA	476	54,851
Eurazeo SE	693	48,503
Eutelsat Communications SA	2,959	52,147
Getlink SE	3,803	58,672
Hermes International	80	53,158
Ipsen SA	384	45,859
Klepierre SA	1,509	51,366
Legrand SA	807	54,219
L’Oreal SA	210	56,398
LVMH Moet Hennessy Louis Vuitton SE	146	55,227
Orange SA	3,260	51,132
Pernod Ricard SA	310	54,649
Peugeot SA	2,250	50,196
Remy Cointreau SA	407	55,926
Sanofi	547	44,145
Schneider Electric SE	679	53,705
SEB SA	319	52,137
Societe BIC SA*	600	46,853
Sodexo SA	478	55,002
Thales SA	403	44,373
TOTAL SA	888	46,268
Unibail-Rodamco-Westfield	288	43,547
Veolia Environnement SA	2,324	53,769
Vinci SA	566	55,934
Vivendi SA	1,984	53,482
Wendel SA	418	53,234

		2,033,887

PGIM QMA Strategic Alpha International Equity ETF

Schedule of Investments

as of May 31, 2019 (unaudited) (continued)

Description	Shares	Value

COMMON STOCKS (Continued)
Germany 5.5%

adidas AG	224	$64,112
Allianz SE	234	51,985
BASF SE	678	44,734
Brenntag AG	1,069	49,656
Continental AG	330	44,903
Covestro AG, 144A	976	42,774
Deutsche Lufthansa AG	2,371	45,161
Deutsche Post AG	1,552	45,738
Deutsche Telekom AG	2,818	47,568
Deutsche Wohnen SE	1,068	50,409
Evonik Industries AG	1,838	48,294
Fraport AG Frankfurt Airport Services Worldwide	687	54,107
Fresenius Medical Care AG & Co. KGaA	607	44,267
Fresenius SE & Co. KGaA	871	44,186
HeidelbergCement AG	744	55,322
Henkel AG & Co. KGaA	561	48,634
HOCHTIEF AG	348	41,443
HUGO BOSS AG	716	41,674
LANXESS AG	902	45,214
Merck KGaA	472	45,590
METRO AG	3,219	50,741
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	228	55,043
Puma SE	99	57,566
RWE AG	1,960	48,960
SAP SE	468	57,730
Symrise AG (Class A Stock)	582	54,524
Telefonica Deutschland Holding AG	16,048	45,017
Vonovia SE	1,021	53,563

		1,378,915

Hong Kong 4.8%

CK Asset Holdings Ltd.	5,932	42,904
CK Hutchison Holdings Ltd.	5,051	47,710
CK Infrastructure Holdings Ltd.	6,000	46,342
CLP Holdings Ltd.	4,600	52,017
Henderson Land Development Co. Ltd.	9,900	51,144
HK Electric Investments & HK Electric Investments Ltd.	51,500	50,386
HKT Trust & HKT Ltd.	34,000	53,605
Hong Kong & China Gas Co. Ltd.	26,400	58,326
Hongkong Land Holdings Ltd.	7,500	48,900
Hysan Development Co. Ltd.	10,000	52,044
Jardine Matheson Holdings Ltd.	820	52,628
Kerry Properties Ltd.	12,143	46,081
Link REIT	5,000	59,825
MTR Corp. Ltd.	9,500	58,106
PCCW Ltd.	84,000	47,788
Power Assets Holdings Ltd.	7,000	48,396
Sino Land Co. Ltd.	28,000	44,788
Sun Hung Kai Properties Ltd.	3,000	47,490
Swire Pacific Ltd. (Class A Stock)	4,000	47,350
Swire Properties Ltd.	12,416	51,156
WH Group Ltd., 144A	48,278	43,477

PGIM QMA Strategic Alpha International Equity ETF

Schedule of Investments

as of May 31, 2019 (unaudited) (continued)

Description	Shares	Value

COMMON STOCKS (Continued)
Hong Kong (cont’d.)

Wharf Real Estate Investment Co. Ltd.	7,231	$49,393
Wheelock & Co. Ltd.	7,340	48,593
Yue Yuen Industrial Holdings Ltd.	16,500	46,198

		1,194,647

Ireland 0.8%

CRH PLC	1,787	55,878
DCC PLC	656	55,152
Flutter Entertainment PLC	659	46,896
Smurfit Kappa Group PLC	1,831	50,728

		208,654

Isle of Man 0.2%

GVC Holdings PLC	7,424	56,258

Israel 1.1%

Azrieli Group Ltd.	881	52,615
Bank Leumi Le-Israel BM	7,544	50,923
Check Point Software Technologies Ltd.*	442	48,744
Israel Chemicals Ltd.	10,091	51,024
Nice Ltd.*	431	59,780

		263,086

Italy 1.8%

Assicurazioni Generali SpA	2,931	51,457
Enel SpA	8,217	51,130
Eni SpA	3,063	46,468
Intesa Sanpaolo SpA(a)	21,739	44,535
Mediobanca Banca di Credito Finanziario SpA	5,152	47,610
Pirelli & C SpA, 144A	8,124	46,341
Poste Italiane SpA, 144A	5,443	52,902
Recordati SpA	1,320	54,561
Terna Rete Elettrica Nazionale SpA	8,836	53,956

		448,960

Japan 34.7%

ABC-Mart, Inc.	875	54,746
AGC, Inc.	1,456	46,959
Ajinomoto Co., Inc.	3,224	54,951
Alfresa Holdings Corp.	1,858	46,894
Alps Alpine Co. Ltd.	2,531	42,041
Amada Holdings Co. Ltd.	5,316	54,943
ANA Holdings, Inc.	1,385	46,471
Asahi Group Holdings Ltd.	1,180	52,017
Asahi Kasei Corp.	4,513	46,602
Astellas Pharma, Inc.	3,216	43,403
Bandai Namco Holdings, Inc.	1,176	57,951
Benesse Holdings, Inc.	1,978	46,144
Bridgestone Corp.	1,363	51,054
Brother Industries Ltd.	2,958	50,854
Canon, Inc.	1,794	50,742
Casio Computer Co. Ltd.	3,967	44,332
Central Japan Railway Co.	241	50,362
Chiba Bank Ltd. (The)	9,406	45,222
Chubu Electric Power Co., Inc.	3,296	45,061

PGIM QMA Strategic Alpha International Equity ETF

Schedule of Investments

as of May 31, 2019 (unaudited) (continued)

Description	Shares	Value

COMMON STOCKS (Continued)
Japan (cont’d.)

Chugai Pharmaceutical Co. Ltd.	722	$48,238
Credit Saison Co. Ltd.	3,851	41,579
Dai Nippon Printing Co. Ltd.	2,137	46,442
Daicel Corp.	4,417	37,703
Daiwa House Industry Co. Ltd.	1,652	49,561
Daiwa Securities Group, Inc.	10,572	46,282
East Japan Railway Co.	544	51,757
Eisai Co. Ltd.	934	55,015
Electric Power Development Co. Ltd.	2,176	47,811
Fast Retailing Co. Ltd.	111	64,296
FUJIFILM Holdings Corp.	1,244	59,683
Fujitsu Ltd.	803	54,502
Fukuoka Financial Group, Inc.	2,167	37,215
Hakuhodo DY Holdings, Inc.	3,228	50,878
Hikari Tsushin, Inc.	276	56,084
Hino Motors Ltd.	6,190	49,182
Hisamitsu Pharmaceutical Co., Inc.	1,154	46,431
Hitachi Construction Machinery Co. Ltd.	2,018	47,133
Hitachi High-Technologies Corp.	1,259	53,734
Hitachi Ltd.	1,707	58,063
Honda Motor Co. Ltd.	1,752	42,860
Hoshizaki Corp.	840	63,718
Hoya Corp.	813	56,703
Hulic Co. Ltd.	5,405	42,995
Idemitsu Kosan Co. Ltd.	1,359	38,563
IHI Corp.	2,184	48,833
ITOCHU Corp.	2,783	51,338
Japan Airlines Co. Ltd.	1,371	43,180
Japan Airport Terminal Co. Ltd.	1,213	46,118
Japan Post Bank Co. Ltd.	4,741	48,650
Japan Post Holdings Co. Ltd.	4,059	45,023
Japan Prime Realty Investment Corp.	13	55,664
Japan Real Estate Investment Corp.	9	53,569
Japan Retail Fund Investment Corp.	26	52,449
Japan Tobacco, Inc.	1,987	45,703
JFE Holdings, Inc.	2,803	39,006
JSR Corp.	3,328	47,449
JXTG Holdings, Inc.	11,103	53,125
Kajima Corp.	3,571	49,068
Kamigumi Co. Ltd.	2,201	52,077
Kaneka Corp.	1,354	46,856
Kansai Electric Power Co., Inc. (The)	3,292	38,444
Kawasaki Heavy Industries Ltd.	2,130	47,823
KDDI Corp.	2,415	62,144
Keihan Holdings Co. Ltd.	1,184	51,189
Keio Corp.	812	54,251
Kintetsu Group Holdings Co. Ltd.	1,186	56,911
Kirin Holdings Co. Ltd.	2,105	45,746
Kobe Steel Ltd.	6,975	43,318
Komatsu Ltd.	2,279	50,821
Konami Holdings Corp.	1,105	52,209

PGIM QMA Strategic Alpha International Equity ETF

Schedule of Investments

as of May 31, 2019 (unaudited) (continued)

Description	Shares	Value

COMMON STOCKS (Continued)
Japan (cont’d.)

Konica Minolta, Inc.	5,489	$48,525
Kuraray Co. Ltd.	4,052	46,591
Kurita Water Industries Ltd.	1,843	44,372
Kyocera Corp.	916	55,992
Kyowa Hakko Kirin Co. Ltd.	2,411	45,610
Kyushu Electric Power Co., Inc.	4,209	41,599
Kyushu Railway Co.	1,496	44,729
Lawson, Inc.	939	43,932
Lion Corp.	2,506	48,656
LIXIL Group Corp.	3,844	49,378
Marubeni Corp.	7,452	46,996
Mazda Motor Corp.	4,636	45,412
McDonald’s Holdings Co. Japan Ltd.	1,103	50,282
Medipal Holdings Corp.	2,158	46,818
MEIJI Holdings Co. Ltd.	629	44,172
MINEBEA MITSUMI, Inc.	3,521	51,857
Mitsubishi Chemical Holdings Corp.	7,203	47,280
Mitsubishi Corp.	1,832	47,894
Mitsubishi Estate Co. Ltd.	3,081	56,778
Mitsubishi Gas Chemical Co., Inc.	3,547	44,352
Mitsubishi Heavy Industries Ltd.	1,300	57,139
Mitsubishi Materials Corp.	1,986	51,920
Mitsubishi Motors Corp.	9,703	45,845
Mitsubishi Tanabe Pharma Corp.	3,864	45,748
Mitsubishi UFJ Financial Group, Inc.	10,534	48,711
Mitsubishi UFJ Lease & Finance Co. Ltd.	10,303	51,532
Mitsui & Co. Ltd.	3,162	48,948
Mitsui Chemicals, Inc.	1,948	42,909
Mitsui Fudosan Co. Ltd.	2,067	50,194
Mitsui OSK Lines Ltd.	2,402	51,336
Mizuho Financial Group, Inc.	34,024	48,258
MS&AD Insurance Group Holdings, Inc.	1,725	54,855
Nabtesco Corp.	1,805	45,723
Nagoya Railroad Co. Ltd.	1,972	54,557
Nikon Corp.	3,777	51,794
Nippon Building Fund, Inc.	8	54,778
Nippon Paint Holdings Co. Ltd.	1,332	52,855
Nippon Steel Corp.	2,703	45,060
Nippon Telegraph & Telephone Corp.	1,199	53,840
Nippon Yusen KK	3,543	53,718
Nissin Foods Holdings Co. Ltd.	766	46,512
Nomura Real Estate Holdings, Inc.	2,503	51,601
Nomura Real Estate Master Fund, Inc.	36	55,944
NSK Ltd.	5,258	42,359
NTT Data Corp.	4,752	57,007
NTT DOCOMO, Inc.	2,135	49,166
Obayashi Corp.	4,956	45,643
Oji Holdings Corp.	8,449	43,974
Olympus Corp.	4,851	57,524
Ono Pharmaceutical Co. Ltd.	2,621	46,439
ORIX Corp.	3,641	51,575

PGIM QMA Strategic Alpha International Equity ETF

Schedule of Investments

as of May 31, 2019 (unaudited) (continued)

Description	Shares	Value

COMMON STOCKS (Continued)
Japan (cont’d.)

Persol Holdings Co. Ltd.	3,197	$68,209
Renesas Electronics Corp.*	10,486	47,899
Resona Holdings, Inc.	11,952	50,724
Ricoh Co. Ltd.	5,091	49,517
Ryohin Keikaku Co. Ltd.	216	39,208
Santen Pharmaceutical Co. Ltd.	3,487	50,295
Secom Co. Ltd.	584	50,060
Seibu Holdings, Inc.	3,029	50,816
Sekisui Chemical Co. Ltd.	3,046	44,890
Sekisui House Ltd.	3,153	50,671
Seven & i Holdings Co. Ltd.	1,361	46,043
SG Holdings Co. Ltd.	1,791	48,607
Shimizu Corp.	5,783	47,229
Shin-Etsu Chemical Co. Ltd.	623	52,012
Shinsei Bank Ltd.	3,601	51,274
Shionogi & Co. Ltd.	844	46,264
Shizuoka Bank Ltd. (The)	6,664	52,886
Showa Denko KK	1,512	41,677
Softbank Corp.	4,529	58,929
Stanley Electric Co. Ltd.	1,940	44,506
Subaru Corp.	2,224	51,760
SUMCO Corp.	4,665	51,788
Sumitomo Chemical Co. Ltd.	11,087	48,087
Sumitomo Corp.	3,746	54,220
Sumitomo Dainippon Pharma Co. Ltd.	2,129	43,792
Sumitomo Heavy Industries Ltd.	1,490	47,368
Sumitomo Mitsui Financial Group, Inc.	1,342	46,849
Sumitomo Mitsui Trust Holdings, Inc.	1,443	53,065
Sumitomo Realty & Development Co. Ltd.	1,334	49,327
Sundrug Co. Ltd.	1,893	47,550
Suntory Beverage & Food Ltd.	1,130	47,081
Suzuken Co. Ltd.	919	56,735
Suzuki Motor Corp.	1,160	55,214
Taiheiyo Cement Corp.	1,461	43,278
Taisei Corp.	1,125	41,163
Taisho Pharmaceutical Holdings Co. Ltd.	538	44,136
Teijin Ltd.	2,862	46,826
THK Co. Ltd.	2,102	43,198
Toho Co. Ltd.	1,421	61,107
Tohoku Electric Power Co., Inc.	3,780	38,649
Tokyo Electron Ltd.	354	48,315
Tokyo Gas Co. Ltd.	1,919	47,769
Tokyu Corp.	2,989	53,124
Tokyu Fudosan Holdings Corp.	8,769	49,038
Tosoh Corp.	3,506	44,583
Toyo Suisan Kaisha Ltd.	1,380	53,995
Toyota Industries Corp.	964	49,728
Toyota Motor Corp.	825	48,602
Toyota Tsusho Corp.	1,597	46,201
United Urban Investment Corp.	32	52,858
USS Co. Ltd.	2,817	53,629

PGIM QMA Strategic Alpha International Equity ETF

Schedule of Investments

as of May 31, 2019 (unaudited) (continued)

Description	Shares	Value

COMMON STOCKS (Continued)
Japan (cont’d.)

West Japan Railway Co.	687	$53,887
Yamaha Motor Co. Ltd.	2,403	41,312
Yamato Holdings Co. Ltd.	1,999	40,602
Yokohama Rubber Co. Ltd. (The)	2,815	47,122

		8,660,504

Luxembourg 0.4%

Aroundtown SA	5,776	49,053
RTL Group SA	965	46,227

		95,280

Netherlands 2.6%

Aegon NV	10,907	49,909
Akzo Nobel NV	595	50,198
EXOR NV	841	52,820
Koninklijke Ahold Delhaize NV	1,922	43,233
Koninklijke KPN NV	16,698	51,075
Koninklijke Philips NV	1,307	51,761
Koninklijke Vopak NV	1,131	46,370
NN Group NV	1,162	44,162
QIAGEN NV*	1,406	53,656
Randstad NV	1,016	52,438
Royal Dutch Shell PLC,
(Class A Stock)	1,634	50,839
(Class B Stock)	1,617	50,566
Wolters Kluwer NV	819	57,221

		654,248

New Zealand 0.7%

Auckland International Airport Ltd.	9,989	57,278
Fisher & Paykel Healthcare Corp. Ltd.	5,408	54,484
Meridian Energy Ltd.	18,681	51,817

		163,579

Norway 1.2%

DNB ASA	2,882	48,869
Equinor ASA	2,397	45,932
Mowi ASA	2,114	49,035
Orkla ASA	7,003	60,622
Schibsted ASA (Class B Stock)	1,453	36,692
Telenor ASA	2,554	52,529

		293,679

Portugal 0.2%

Jeronimo Martins SGPS SA	3,637	55,359

Singapore 3.4%

Ascendas Real Estate Investment Trust	24,543	52,170
CapitaLand Commercial Trust	38,900	54,653
CapitaLand Ltd.	21,700	50,865
CapitaLand Mall Trust	30,100	52,807
City Developments Ltd.	8,000	47,871
ComfortDelGro Corp. Ltd.	27,994	50,131
DBS Group Holdings Ltd.	2,700	47,742
Genting Singapore Ltd.	70,262	44,499
Keppel Corp. Ltd.	11,100	48,725

PGIM QMA Strategic Alpha International Equity ETF

Schedule of Investments

as of May 31, 2019 (unaudited) (continued)

Description	Shares	Value

COMMON STOCKS (Continued)
Singapore (cont’d.)

Oversea-Chinese Banking Corp. Ltd.	6,000	$46,167
Singapore Airlines Ltd.	7,100	47,085
Singapore Exchange Ltd.	9,200	49,426
Singapore Press Holdings Ltd.	30,112	51,294
Singapore Technologies Engineering Ltd.	19,000	54,080
Suntec Real Estate Investment Trust	36,195	47,954
United Overseas Bank Ltd.	2,600	44,478
Wilmar International Ltd.	22,200	53,169

		843,116

Spain 2.7%

Aena SME SA, 144A	312	57,476
Banco Bilbao Vizcaya Argentaria SA	9,178	49,907
Banco Santander SA	10,426	46,030
Enagas SA	1,798	49,212
Endesa SA	2,218	55,281
Ferrovial SA	2,256	53,909
Grifols SA	1,963	50,394
Iberdrola SA	5,956	55,319
Industria de Diseno Textil SA	1,813	48,711
Naturgy Energy Group SA	1,874	53,448
Red Electrica Corp. SA	2,295	48,790
Repsol SA	2,862	46,233
Telefonica SA	6,186	49,605

		664,315

Sweden 4.0%

Alfa Laval AB	2,297	47,204
Assa Abloy AB (Class B Stock)	2,658	51,891
Atlas Copco AB,
(Class A Stock)	2,015	54,356
(Class B Stock)	2,186	53,069
Boliden AB	1,913	43,618
Epiroc AB,
(Class A Stock)	5,357	49,954
(Class B Stock)	6,146	55,717
Hennes & Mauritz AB (Class B Stock)	3,501	52,406
Husqvarna AB (Class B Stock)	6,273	52,451
ICA Gruppen AB	1,362	54,314
Industrivarden AB (Class C Stock)	2,409	48,681
Lundin Petroleum AB	1,576	42,995
Sandvik AB	3,331	51,459
Securitas AB (Class B Stock)	3,359	55,680
Skanska AB (Class B Stock)	2,819	46,209
SKF AB (Class B Stock)	3,129	48,652
Swedish Match AB	1,064	48,139
Tele2 AB (Class B Stock)	3,843	53,109
Telia Co. AB	10,708	44,857
Volvo AB (Class B Stock)	3,552	49,706

		1,004,467

Switzerland 5.3%

ABB Ltd.	2,843	52,175
Adecco Group AG	1,000	53,913

PGIM QMA Strategic Alpha International Equity ETF

Schedule of Investments

as of May 31, 2019 (unaudited) (continued)

Description	Shares	Value

COMMON STOCKS (Continued)
Switzerland (cont’d.)

Baloise Holding AG	337	$56,074
Barry Callebaut AG	30	58,936
Cie Financiere Richemont SA	737	54,278
Coca-Cola HBC AG*	1,659	59,818
Dufry AG*	500	40,959
EMS-Chemie Holding AG	98	58,727
Geberit AG	131	57,817
Givaudan SA	21	55,601
LafargeHolcim Ltd.*	1,076	51,659
Nestle SA	580	57,667
Novartis AG	543	46,694
Pargesa Holding SA	675	49,989
Roche Holding AG	191	50,189
Schindler Holding AG	260	53,441
Sika AG	385	57,255
Sonova Holding AG	269	59,939
STMicroelectronics NV	3,375	51,635
Swatch Group AG (The)	963	46,513
Swiss Life Holding AG	126	57,346
Swiss Re AG	541	51,331
Swisscom AG	104	49,816
UBS Group AG*	4,397	50,722
Zurich Insurance Group AG	158	51,254

		1,333,748

United Kingdom 9.4%

3i Group PLC	4,126	54,823
Ashtead Group PLC	2,214	52,202
Associated British Foods PLC	1,598	49,860
Auto Trader Group PLC, 144A	7,708	58,411
Aviva PLC	9,514	48,666
Barclays PLC	23,772	44,882
Barratt Developments PLC	6,557	46,256
Berkeley Group Holdings PLC	1,057	46,718
BP PLC	7,446	50,843
British American Tobacco PLC	1,296	45,222
British Land Co. PLC (The)	6,858	46,299
BT Group PLC	17,802	43,608
Bunzl PLC	1,628	43,531
Burberry Group PLC	2,112	45,258
Centrica PLC	34,440	40,719
CNH Industrial NV	5,074	44,202
Coca-Cola European Partners PLC	1,018	56,397
Compass Group PLC	2,291	51,860
Diageo PLC	1,372	57,683
easyJet PLC	3,481	38,340
Experian PLC	1,978	59,691
Ferguson PLC	772	50,010
GlaxoSmithKline PLC	2,388	46,101
Imperial Brands PLC	1,564	37,865
InterContinental Hotels Group PLC	875	56,472
Johnson Matthey PLC	1,287	50,342

PGIM QMA Strategic Alpha International Equity ETF

Schedule of Investments

as of May 31, 2019 (unaudited) (continued)

Description	Shares	Value

COMMON STOCKS (Continued)
United Kingdom (cont’d.)

Land Securities Group PLC	4,762	$49,885
Meggitt PLC	7,472	46,344
National Grid PLC	4,649	46,597
Next PLC	791	57,621
Pearson PLC	4,849	48,246
Reckitt Benckiser Group PLC	595	47,752
RELX PLC	2,372	55,253
Rio Tinto Ltd.	784	54,549
Rio Tinto PLC	924	52,994
Sage Group PLC (The)	5,871	55,445
Severn Trent PLC	1,973	49,638
Smith & Nephew PLC	2,718	57,179
Smiths Group PLC	2,787	50,756
SSE PLC	3,283	44,764
Tesco PLC	17,552	50,238
Unilever NV	891	53,751
Unilever PLC	913	55,832
United Utilities Group PLC	5,092	51,333
Vodafone Group PLC	28,448	46,546
Wm Morrison Supermarkets PLC	16,296	40,556
WPP PLC	4,962	59,044

		2,340,584

TOTAL COMMON STOCKS

(cost $24,640,519)		24,171,192

PREFERRED STOCKS 0.4%
Germany 0.4%

Henkel AG & Co. KGaA	525	47,964
Volkswagen AG	338	52,675
TOTAL PREFERRED STOCKS

(cost $116,221)		100,639

RIGHTS 0.0%++
Sweden 0.0%++	Units

Boliden AB (Redemption Shares) (cost $799)*	1,913	856

TOTAL LONG-TERM INVESTMENTS (cost $24,757,539)		24,272,687

Description	Shares	Value

SHORT-TERM INVESTMENTS 1.3%
AFFILIATED MUTUAL FUND 0.4%

PGIM Institutional Money Market Fund (cost $86,450; includes $85,972 of cash collateral for securities on loan)(b)(w)	86,433	86,450

PGIM QMA Strategic Alpha International Equity ETF

Schedule of Investments

as of May 31, 2019 (unaudited) (continued)

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

TIME DEPOSIT 0.9%
Citibank, NA (cost $227,073)	1.740%	06/03/2019	227	$227,073

TOTAL SHORT-TERM TERM INVESTMENTS (cost $313,523)				313,523

TOTAL INVESTMENTS 98.6% (cost $25,071,062)				24,586,210

Other assets in excess of liabilities 1.4%				362,128

NET ASSETS 100.0%				$24,948,338

The following abbreviations are used in the quarterly report:

144A-Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $80,804; cash collateral of $85,972 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestments.

(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Institutional Money Market Fund.

++	A zero balance may reflect actual amounts rounding to less than 0.05%.

*	Non-income producing security.

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of May 31, 2019 were as follows (unaudited):

Machinery	5.6%
Chemicals	5.4
Real Estate Management & Development	4.7
Banks	4.6
Equity Real Estate Investment Trusts (REITs)	4.4
Pharmaceuticals	4.2
Insurance	3.3
Oil, Gas & Consumable Fuels	3.1
Electric Utilities	3.1
Diversified Telecommunication Services	3.0
Road & Rail	2.6
Food Products	2.5
Food & Staples Retailing	2.4
Beverages	2.2
Construction & Engineering	2.1
Textiles, Apparel & Luxury Goods	2.1

Trading Companies & Distributors	2.0%
Metals & Mining	1.9
Hotels, Restaurants & Leisure	1.8
Health Care Equipment & Supplies	1.8
Automobiles	1.7
Diversified Financial Services	1.6
Household Durables	1.6
Specialty Retail	1.5
Professional Services	1.4
Media	1.4
Auto Components	1.3
Transportation Infrastructure	1.3
Capital Markets	1.3
Industrial Conglomerates	1.2
Health Care Providers & Services	1.2
Multi-Utilities	1.2

PGIM QMA Strategic Alpha International Equity ETF

Schedule of Investments

as of May 31, 2019 (unaudited) (continued)

Wireless Telecommunication Services	1.%
Construction Materials	1.1
Technology Hardware, Storage & Peripherals	1.0
Airlines	0.9
Time Deposit	0.9
Software	0.9
Electronic Equipment, Instruments & Components	0.8
Semiconductors & Semiconductor Equipment	0.8
Building Products	0.8
Household Products	0.8
Commercial Services & Supplies	0.8
Entertainment	0.7
Tobacco	0.7
Personal Products	0.7
Electrical Equipment	0.6
Gas Utilities	0.6
IT Services	0.6

Multiline Retail	0.6%
Aerospace & Defense	0.6
Air Freight & Logistics	0.5
Containers & Packaging	0.4
Paper & Forest Products	0.4
Marine	0.4
Independent Power and Renewable Electricity Producers	0.4
Water Utilities	0.4
Affiliated Mutual Fund	0.4
Diversified Consumer Services	0.2
Consumer Finance	0.2
Leisure Products	0.2
Interactive Media & Services	0.2
Life Sciences Tools & Services	0.2
Biotechnology	0.2

98.6
Other assets in excess of liabilities	1.4

100.0%

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).